SUMMIT
MUTUAL     ANNUAL REPORT
 FUNDS


SUMMIT APEX SERIES
-----------------------------------
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund
Balanced Index Fund
Lehman Aggregate Bond Index Fund
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Money Market Fund



SEPTEMBER 30, 2002                          [SUMMIT MUTUAL FUNDS LOGO]

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message From The President..................................    1

Investment Review
    S&P 500 Index Fund......................................    2
    S&P MidCap 400 Index Fund...............................    3
    Russell 2000 Small Cap Index Fund.......................    4
    Nasdaq-100 Index Fund...................................    5
    EAFE International Index Fund...........................    6
    Total Social Impact Fund................................    7
    Balanced Index Fund.....................................    8
    Lehman Aggregate Bond Index Fund........................    9
    Everest Fund............................................   10
    Bond Fund...............................................   11
    Short-term Government Fund..............................   12
    High Yield Bond Fund....................................   13
    Money Market Fund.......................................   14

Statements of Assets and Liabilities........................   15

Statements of Operations....................................   19

Statements of Changes in Net Assets.........................   23

Schedule of Investments
    S&P 500 Index Fund......................................   29
    S&P MidCap 400 Index Fund...............................   34
    Russell 2000 Small Cap Index Fund.......................   38
    Nasdaq-100 Index Fund...................................   55
    EAFE International Index Fund...........................   57
    Total Social Impact Fund................................   63
    Balanced Index Fund.....................................   68
    Lehman Aggregate Bond Index Fund........................   74
    Everest Fund............................................   75
    Bond Fund...............................................   76
    Short-term Government Fund..............................   79
    High Yield Bond Fund....................................   80
    Money Market Fund.......................................   81

Notes to Financial Statements...............................   82

Independent Auditors' Report................................   95

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                                     SUMMIT MUTUAL FUNDS, INC.
                              2002 ANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

Summit Mutual Funds is pleased to send you your 2002 Annual Report. We are pleased to welcome new shareholders of the Funds who have joined since our last report, either directly or as an investment option through a 401(k) plan.

Unless you are in the investment business, chances are that you may not have heard of our fund family except through a trusted financial advisor. This is due in part to our origin as an investment manager for predominantly institutional assets. We have taken the strengths of our institutional money management business -- teams of focused and experienced investment professionals -- combined with offering a very cost efficient mutual fund family (11 of Summit's 13 funds have expense ratios less than their category averages) and dedicated these resources to prudently managing your assets.

INVESTMENT ENVIRONMENT
The bears once again dominated the action in the third quarter of 2002, resulting in the worst quarterly performance for the S&P 500 since the fourth quarter of 1987. The S&P 500 Index fell 17% in the quarter -- the major reason for a 20% decline for the trailing 12 month period as the economy continued to weaken, corporate profits eroded, heightened conflicts with Iraq, and investors retreating due to corporate fraud at some major corporations. All equity indices moved into negative territory for the year and flirted with levels not seen since 1997. Small cap stocks, which had been outperforming large cap stocks for most of the year, fared worse in the recent quarter as evidenced by the Russell 2000 Small Cap Index being down 21% for the quarter and down 10% for the trailing 12 months. Mid-cap stocks were the leaders for the past twelve months -- albeit a decline of 5%.

Weak economic activity throughout 2002 seems to have peaked in the third quarter. Economic data was decidedly mixed, with general weakness in the business sector offset by a resilient consumer who refinanced and continued to spend. More recently, consumer confidence measures have shown marked declines to levels not seen since the aftermath of September 11.

Declining stock prices, a weaker than expected economy, benign inflation, and Iraq war fears propelled U.S. Treasury rates lower and long-term U.S. Government bond funds were the best performing fixed income class. The Federal Reserve held their target for short-term interest rates unchanged -- a departure from the aggressive easing in 2001, when the Fed lowered interest rates eleven times. Fixed income investors reduced risk throughout the corporate bond sector due to corporate governance issues and accounting concerns and as a result, bonds with the highest credit quality fared best.

For all types of investors the past 12 months have been tumultuous. Heightened volatility in both the domestic and international financial markets seems to be a continuing refrain. Given this market environment, our message is crystal clear -- expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds should be the foundation of your diversified plan.

Many investors are underweighted or have very little allocation to fixed income. The past two years have shown the benefit of a diversified portfolio of both stocks and bonds. Prudent investors may want to consider four well-managed fixed income options:

     - SUMMIT LEHMAN AGGREGATE BOND INDEX FUND -- an index fund designed to mirror the returns offered by the universe of investment grade fixed income securities contained in the Lehman Brothers Aggregate Bond Index.
     - SUMMIT BOND FUND -- an actively managed fixed income fund that invests in all sectors of the fixed income marketplace, including U.S. Treasuries and agencies, corporate bonds, and mortgage- and asset-backed securities while maintaining interest rate exposure similar to that found in the overall bond market.
     - SUMMIT SHORT-TERM GOVERNMENT FUND -- an actively managed fund that invests only in obligations of U.S. Treasuries and agencies. In addition, this fund has less exposure to interest rate movements due to its holdings of shorter maturity securities.
     - SUMMIT HIGH YIELD BOND FUND -- an actively managed fund that invests in fixed income securities issued by below investment grade issuers.

To learn more about your funds' performance and investment philosophy please visit the Summit Mutual Funds' web site at www.summitfunds.com or contact your trusted financial advisor.

We thank you for the trust that you have placed in us -- we want to assure you that your interests are at the forefront of our efforts.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The S&P 500 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 500 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Apex S&P 500 Index Fund declined 20.88% (before contract fees and expenses) in the twelve-month period ending September 30, 2002. The underlying S&P 500 Index fell 20.49%.

Despite the strong rebound following the September 11th sell-off, the Index closed just above its twelve-month period low. Investors suffered through some of the steepest declines and highest volatilities since the market crash of 1987. The year's performance was plagued by weak corporate earnings, accounting fraud, executive malfeasance and concerns over terrorism. Notable Index constituents to falter during the period included once sterling names such as WorldCom, Enron, Tyco, and General Electric.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $110.0 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8.8 Billion
      Average Price-to-earnings Ratio:                     27.99x
      Average Price-to-book Ratio:                         2.53x
      Dividend Yield:                                      1.86%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P 500 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                        1-YEAR                           SINCE INCEPTION
-20.88%                                                          -20.92%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        S&P 500 INDEX FUND  S&P 500 INDEX
Mar-00             $10,000        $10,000
Apr-00              $9,700         $9,699
May-00              $9,500         $9,500
Jun-00              $9,730         $9,734
Jul-00              $9,580         $9,582
Aug-00             $10,170        $10,177
Sep-00              $9,629         $9,640
Oct-00              $9,589         $9,599
Nov-00              $8,826         $8,842
Dec-00              $8,876         $8,886
Jan-01              $9,178         $9,201
Feb-01              $8,343         $8,363
Mar-01              $7,809         $7,834
Apr-01              $8,413         $8,441
May-01              $8,463         $8,498
Jun-01              $8,261         $8,291
Jul-01              $8,170         $8,210
Aug-01              $7,656         $7,697
Sep-01              $7,040         $7,076
Oct-01              $7,172         $7,211
Nov-01              $7,716         $7,764
Dec-01              $7,783         $7,832
Jan-02              $7,661         $7,718
Feb-02              $7,513         $7,569
Mar-02              $7,791         $7,854
Apr-02              $7,316         $7,378
May-02              $7,259         $7,324
Jun-02              $6,740         $6,802
Jul-02              $6,214         $6,273
Aug-02              $6,251         $6,313
Sep-02              $5,571         $5,628

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      General Electric                                             3.13%
      Microsoft Corp.                                              3.02%
      Wal-Mart Stores                                              2.80%
      Exxon Mobil Corp.                                            2.75%
      Pfizer, Inc.                                                 2.29%
      Johnson & Johnson                                            2.06%
      Citigroup Inc.                                               1.92%
      American International Group                                 1.82%
      Coca Cola Co.                                                1.52%
      Procter & Gamble                                             1.48%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     19.8%
Health Care                   14.7%
Consumer Discretionary        13.3%
Information Technology        12.2%
Industrials                   11.3%
Consumer Staples               9.9%
Energy                         5.8%
Short-Term, Futures, & Other   4.1%
Telecommunications Services    3.5%
Utilities                      2.8%
Materials                      2.6%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                    S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The S&P MidCap 400 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 400 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

During the twelve month period ended September 30, 2002, the Fund declined 5.41% (before contract fees and expenses). Comparatively, the Index declined 4.69%.

The S&P MidCap 400 Index continued to outperform the larger capitalization benchmark, the S&P 500 Index. The MidCap Index produced negative returns of 16.55% decline for the quarter, 19.22% decline for year to date, and 4.69% decline for the last 12 months. Comparatively, during the same periods the S&P 500 Index returned a 17.28% decline, 28.16% decline, and 20.49% decline, respectively. Concerns over improper corporate executive behavior, accounting scandals, and a generally weak global economic climate all negatively impacted the benchmark.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $19.2 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.4 Billion
      Average Price-to-earnings Ratio:                     22.78x
      Average Price-to-book Ratio:                         1.9x
      Dividend Yield:                                      1.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                            1-YEAR                              SINCE INCEPTION
-5.41%                                                                   -7.88%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        S&P MIDCAP FUND  S&P MIDCAP 400 INDEX
Mar-00          $10,000               $10,000
Apr-00           $9,600                $9,650
May-00           $9,490                $9,531
Jun-00           $9,610                $9,671
Jul-00           $9,760                $9,823
Aug-00          $10,831               $10,920
Sep-00          $10,741               $10,845
Oct-00          $10,370               $10,478
Nov-00           $9,606                $9,687
Dec-00          $10,324               $10,427
Jan-01          $10,517               $10,660
Feb-01           $9,907               $10,052
Mar-01           $9,154                $9,305
Apr-01          $10,161               $10,332
May-01          $10,387               $10,573
Jun-01          $10,336               $10,530
Jul-01          $10,183               $10,373
Aug-01           $9,837               $10,034
Sep-01           $8,613                $8,786
Oct-01           $8,991                $9,175
Nov-01           $9,653                $9,858
Dec-01          $10,148               $10,366
Jan-02          $10,087               $10,314
Feb-02          $10,089               $10,326
Mar-02          $10,803               $11,064
Apr-02          $10,750               $11,012
May-02          $10,563               $10,826
Jun-02           $9,782               $10,034
Jul-02           $8,835                $9,061
Aug-02           $8,871                $9,107
Sep-02           $8,149                $8,374

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           3.37%
      M&T Bank Corp.                                               0.94%
      Gilead Sciences, Inc.                                        0.81%
      IDEC Pharmaceuticals Corporation                             0.80%
      Washington Post                                              0.77%
      Quest Diagnostics                                            0.74%
      Affiliated Computer                                          0.70%
      National Commerce Financial                                  0.64%
      L-3 Communications Holdings                                  0.62%
      Weatherford International Ltd.                               0.61%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures & Other  16.3%
Financial                    16.2%
Consumer Discretionary       13.9%
Health Care                  11.8%
Industrials                  10.7%
Technology                    9.0%
Utilities                     6.5%
Energy                        6.0%
Consumer Staples              5.1%
Materials                     4.0%
Telecommunication Services    0.5%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Russell 2000 Small Cap Index Fund (the "Fund") will remain fully invested in stocks included in the Russell 2000 Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

During the twelve month period ended September 30, 2002, the Fund declined 9.88% (before contract fees and expenses). Comparatively, the Index declined 9.28%.

The Russell 2000 constituents represent the smallest 2000 companies within the Russell 3000. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $300 million.

Smaller capitalization companies have been fortunate enough to avoid much of the negative spotlight during the last year, while larger capitalization names continued to be pressured by corporate governance concerns, accounting issues, and litigation worries.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $15.5 Million
      Number of Equity Holdings:                           1981
      Median Cap Size:                                     $279 Million
      Average Price-to-earnings Ratio:                     19.29x
      Average Price-to-book Ratio:                         1.50x
      Dividend Yield:                                      1.53%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                1-YEAR                                  SINCE INCEPTION
-9.88%                                                                           -9.35%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        RUSSELL 2000 SMALL CAP INDEX FUND  RUSSELL 2000 SMALL CAP INDEX
Dec-99                            $10,000                       $10,000
Dec-99                            $10,310                       $10,338
Jan-00                            $10,070                       $10,171
Feb-00                            $12,200                       $11,851
Mar-00                            $11,100                       $11,071
Apr-00                            $10,450                       $10,404
May-00                             $9,840                        $9,798
Jun-00                            $10,660                       $10,654
Jul-00                            $10,330                       $10,321
Aug-00                            $11,102                       $11,103
Sep-00                            $10,770                       $10,774
Oct-00                            $10,309                       $10,294
Nov-00                             $9,273                        $9,238
Dec-00                            $10,039                       $10,036
Jan-01                            $10,563                       $10,558
Feb-01                             $9,887                        $9,866
Mar-01                             $9,413                        $9,384
Apr-01                            $10,129                       $10,117
May-01                            $10,369                       $10,364
Jun-01                            $10,714                       $10,722
Jul-01                            $10,116                       $10,142
Aug-01                             $9,792                        $9,814
Sep-01                             $8,466                        $8,493
Oct-01                             $8,952                        $8,990
Nov-01                             $9,630                        $9,686
Dec-01                            $10,218                       $10,284
Jan-02                            $10,116                       $10,177
Feb-02                             $9,842                        $9,898
Mar-02                            $10,621                       $10,693
Apr-02                            $10,723                       $10,790
May-02                            $10,243                       $10,311
Jun-02                             $9,728                        $9,800
Jul-02                             $8,256                        $8,320
Aug-02                             $8,230                        $8,299
Sep-02                             $7,629                        $7,703

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                              4.10%
      J.M Smucker Co.                                              0.28%
      Corinthian Colleges Inc.                                     0.24%
      Techne Corp.                                                 0.23%
      Healthcare Realty Trust Inc.                                 0.22%
      Worthington Industries Inc.                                  0.21%
      AGL Resources Inc.                                           0.21%
      Regis Corp.                                                  0.21%
      Covance Inc.                                                 0.21%
      Payless Shoesource Inc.                                      0.21%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                    22.1%
Consumer Non-Cyclical        19.9%
Industrial                   13.3%
Consumer Cyclical            12.6%
Technology                    8.7%
Communications                6.4%
Short-Term, Futures & Other   5.0%
Energy                        4.1%
Utilities                     3.9%
Basic Materials               3.9%
Diversified                   0.1%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                        NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will remain fully invested in stocks included in the Nasdaq-100 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

During the twelve month period ended September 30, 2002, the Fund declined 29.46% (before contract fees and expenses). Comparatively, the Index declined 28.69%.

The highly anticipated recovery in corporate capital spending in the final months of 2001 fueled a strong rebound following the September 11th tragedy. However, the Index's performance during the first nine months of 2002 failed to show any significant follow-through. In fact, technology spending declined during the period and many industry pundits pronounced that an upturn in spending would not occur until the first or second quarters of 2003. The technology-laden Nasdaq-100 Index steadily declined in the second half of the period. In addition, corporate executive malfeasance, a continued decline in investor confidence and the seemingly unending concern over additional terrorist attacks weighed heavily on the Index.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 1999
      Total Net Assets:                                    $6.4 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $3.4 Billion
      Average Price-to-earnings Ratio:                     22.78x
      Average Price-to-book Ratio:                         2.91x
      Dividend Yield:                                      0.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                          1-YEAR                             SINCE INCEPTION
-29.46%                                                              -41.73%
Summit Nasdaq-100 Index Fund Class F - Average Total Return
                                                             Since Inception
                                                                     -20.89%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        NASDAQ-100 INDEX FUND  NASDAQ INDEX FUND CLASS F  NASDAQ-100 INDEX
Dec-99                $10,000                                      $10,000
Dec-99                $10,310                                      $10,304
Jan-00                 $9,970                                       $9,922
Feb-00                $12,020                                      $11,859
Mar-00                $12,310                                      $12,224
Apr-00                $10,590                                      $10,488
May-00                 $9,310                                       $9,240
Jun-00                $10,540                                      $10,462
Jul-00                $10,070                                      $10,033
Aug-00                $11,372                                      $11,336
Sep-00                 $9,938                                       $9,927
Oct-00                 $9,116                                       $9,125
Nov-00                 $6,996                                       $6,969
Dec-00                 $6,512                                       $6,511
Jan-01                 $7,167                                       $7,210
Feb-01                 $5,272                                       $5,306
Mar-01                 $4,334                                       $4,375
Apr-01                 $5,101                                       $5,159
May-01                 $4,949                                       $5,006
Jun-01                 $5,020                                       $5,090
Jul-01                 $4,617                                       $4,683
Aug-01                 $4,022                                       $4,088
Sep-01                 $3,195                                       $3,250
Oct-01                 $3,720                                       $3,797
Nov-01                 $4,345                                       $4,440
Dec-01                 $4,294                                       $4,387
Jan-02                 $4,224                                       $4,313
Feb-02                 $3,697                                       $3,782
Mar-02                 $3,947                                       $4,042
Apr-02                 $3,468                                       $3,554
May-02                 $3,276                                       $3,363
Jun-02                 $2,847                    $10,000            $2,926
Jul-02                 $2,611                     $9,171            $2,678
Aug-02                 $2,554                     $8,973            $2,623
Sep-02                 $2,254                     $7,911            $2,317

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corporation                                       10.77%
      Intel Corporation                                            4.32%
      Cisco Systems, Inc.                                          3.64%
      QUALCOMM Incorporated                                        3.41%
      Amgen Inc.                                                   3.28%
      Dell Computer Corporation                                    2.99%
      Oracle Corporation                                           2.35%
      Bed Bath & Beyond Inc.                                       1.70%
      Intuit Inc.                                                  1.63%
      Maxim Integrated Products, Inc.                              1.50%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                   50.6%
Short-Term, Futures & Other  19.5%
Health Care                  12.6%
Consumer Services            12.1%
Capital Goods                 2.1%
Consumer Non-Durables         1.1%
Public Utilities              1.1%
Basic Industries              0.9%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
   EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The EAFE International Index Fund (the "Fund") will invest primarily in common stocks of the companies that comprise the EAFE Index.

MANAGER'S COMMENTS:

The Summit Apex EAFE International Index Fund's return for year ended
September 30, 2002 was a 16.73% decline (before contract fees and expenses). The return of the MSCI EAFE Index, for comparison, for the same time period was a 15.26% decline.

The negative performance represents investor decisions that growth in the developed international environment was subdued by high interest rates and high relative energy and low prospects for foreign corporate growth. Towards the end of the summer, those reduced levels of corporate performance were appearing to be turning around and has set the stage for a worldwide recovery. In addition, weaker prospects for US economic growth and weak financial asset price growth subdued the U.S. Dollar currency performance that helped international equity performance in the third quarter of 2002.

Every country in the MSCI EAFE in the 3Q had negative performance. New Zealand and Australia were the best performing with a 3.5% decline and 10.3% decline, respectively, based in US Dollars in the third quarter. The top two largest country weightings, United Kingdom and Japan, were down 17.3% and 12.0%, respectively. The worst country performers for the last quarter were Germany, down 36.6%, and Netherlands, down 31.0%.

                                   FUND DATA

      Manager:  Subadvised by World Asset Management, L.L.C
               A division of Munder Capital Management
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $15.6 Million
      Number of Holdings:                                  516
      Median Cap Size:                                     $6.0 Billion
      Average Price-to-earnings Ratio:                     24.6x
      Average Price-to-book Ratio:                         1.74x
      Dividend Yield:                                      2.80%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT EAFE INTERNATIONAL INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                              1-YEAR                                SINCE INCEPTION
-16.73%                                                                     -24.11%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        EAFE INTERNATIONAL INDEX FUND  EAFE INTERNATIONAL INDEX
Dec-00                        $10,000                   $10,000
Dec-00                        $10,090                   $10,095
Jan-01                        $10,150                   $10,101
Feb-01                         $9,370                    $9,349
Mar-01                         $8,730                    $8,716
Apr-01                         $9,320                    $9,316
May-01                         $8,989                    $8,973
Jun-01                         $8,618                    $8,606
Jul-01                         $8,468                    $8,450
Aug-01                         $8,238                    $8,236
Sep-01                         $7,396                    $7,402
Oct-01                         $7,586                    $7,591
Nov-01                         $7,867                    $7,871
Dec-01                         $7,917                    $7,918
Jan-02                         $7,485                    $7,497
Feb-02                         $7,546                    $7,550
Mar-02                         $7,980                    $7,958
Apr-02                         $7,998                    $8,011
May-02                         $8,066                    $8,112
Jun-02                         $7,758                    $7,790
Jul-02                         $6,962                    $7,021
Aug-02                         $6,921                    $7,005
Sep-02                         $6,161                    $6,252

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BP Amoco Plc                                                 3.11%
      GlaxoSmithKline Plc                                          2.46%
      Novartis                                                     2.26%
      HSBC Holdings Plc                                            1.96%
      Nestle SA                                                    1.81%
      Total FinaElf SA                                             1.79%
      Royal Dutch Petroleum Company                                1.78%
      Vodafone Group Plc                                           1.63%
      Nokia Oyj                                                    1.31%
      Toyota Motor Corporation                                     1.26%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom      28.2%
Japan               22.7%
France               9.0%
Switzerland          8.1%
Germany              5.9%
Netherlands          5.5%
Short-Term & Other   4.8%
Australia            4.4%
Italy                3.7%
Spain                2.7%
Sweden               1.7%
Hong Kong            1.7%
Finland              1.6%

    The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                     TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index (the "S&P 500"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the S&P 500 that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Total Social Impact Fund (the "Fund") will invest in all stocks that are included in the S&P 500. However, the percentage invested in each stock will vary from the S&P 500 weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

The Total Social Impact Fund is now approaching its second anniversary. The TSI Fund's objective is two-fold. First, we seek investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. Second, the Fund also seeks to promote better business practices by investing more in those companies in the Index that conduct their business commendably with respect to all stakeholders!

On a total return basis, the Fund was down 20.55% (before contract fees and expenses) for the year, virtually in line with the S&P 500 return of a 20.49% decline. 2002 is on track to become the third straight year of declining equity markets. This hasn't happened since the great depression. Three culprits have been identified for the current market weakness: corporate scandals, the weak economy, and the threat of terrorism. A recent survey conducted by the Cherenson Group of New Jersey placed the blame for the market woes at 60% -- corporate scandals, 15% -- the weak economy and 10% -- the threat of terrorism. Our studies confirm this market perception. A top decile hypothetical portfolio based on TSI Trust and Transparency ratings outperformed the bottom decile portfolio by 25% over the last two years. This is the vast majority of the current market decline.

Importantly, TSI ratings applied to S&P 500 component weightings resulted in outperformance in 7 of the 10 major industry sectors. This has consistently been the case since the TSI Fund was launched in December of 2000. During this period since inception, the Fund has outperformed the S&P 500 before fees by roughly ..75%. The Fund has also performed in the top-half of the Lipper universe of large cap blend managers during this time despite being fully invested (no cash) in a prevailing bear market.

On the proxy front, the Fund has been very active in supporting measures to improve corporate governance. Examples of shareholder resolutions that we have voted for include:

    - proposals to have only independent directors on key Board committees
    - proposals to exclude pension fund income from executive compensation calculations
    - proposals to require shareholder votes on future severance agreements
    - proposals to link executive compensation to social and human capital performance
    - proposals that no executive can exercise stock options within one year of announcement of any workforce reduction
    - proposals to establish a two-thirds independent Board
    - proposals to require annual reporting on social and environmental stakeholder issues
    - proposals to separate the offices of Chairman and CEO

                                     FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $3.3 Million
      Number of Holdings:                                  500
      Median Cap Size:                                     $6.4 Billion
      Average Price-to-earnings Ratio:                     27.49x
      Average Price-to-book Ratio:                         2.54x
      Dividend Yield:                                      1.86%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT TOTAL SOCIAL IMPACT FUND - AVERAGE ANNUAL TOTAL RETURN
                           1-YEAR                              SINCE INCEPTION
-20.55%                                                                -23.81%
Summit Total Social Impact Fund Class F - Average Annual
Total Return
                                                               Since Inception
                                                                       -17.15%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        TOTAL SOCIAL IMPACT FUND  TOTAL SOCIAL IMPACT FUND CLASS F  S&P 500 INDEX
Dec-00                   $10,000                                          $10,000
Dec-00                    $9,890                                           $9,896
Jan-01                   $10,300                                          $10,247
Feb-01                    $9,300                                           $9,314
Mar-01                    $8,699                                           $8,724
Apr-01                    $9,350                                           $9,401
May-01                    $9,389                                           $9,464
Jun-01                    $9,159                                           $9,234
Jul-01                    $9,089                                           $9,144
Aug-01                    $8,508                                           $8,572
Sep-01                    $7,806                                           $7,880
Oct-01                    $7,956                                           $8,031
Nov-01                    $8,568                                           $8,647
Dec-01                    $8,629                                           $8,723
Jan-02                    $8,528                                           $8,596
Feb-02                    $8,345                                           $8,430
Mar-02                    $8,639                                           $8,747
Apr-02                    $8,129                                           $8,217
May-02                    $8,071                                           $8,157
Jun-02                    $7,481                           $10,000         $7,576
Jul-02                    $6,923                            $9,252         $6,986
Aug-02                    $6,953                            $9,289         $7,031
Sep-02                    $6,202                            $8,285         $6,268

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  4.65%
      General Electric                                             3.03%
      Microsoft Corporation                                        2.53%
      Wal-Mart Stores                                              2.46%
      Exxon Mobil Corp.                                            2.13%
      Johnson & Johnson                                            2.13%
      Pfizer, Inc.                                                 2.05%
      Proctor & Gamble                                             1.59%
      American International Group                                 1.59%
      Merck & Co.                                                  1.56%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                   19.3%
Healthcare                  14.3%
Consumer Discretionary      13.1%
Information Technology      12.4%
Industrials                 11.3%
Consumer Staples             9.6%
Short-Term & Other           6.3%
Energy                       5.2%
Telecommunication Services   3.3%
Materials                    2.7%
Utilities                    2.5%

    The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   BALANCED INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Balanced Index Fund (the "Fund") will invest approximately 60% of its net assets in a portfolio of stocks included in the S&P 500 and in futures of the Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

On a total return basis, the Summit Apex Balanced Index Fund declined 10.72% (before contract fees and expenses) for the twelve-month period ended
September 30, 2002. Comparatively, the theoretical Balanced Index declined 8.75%. The 8.60% gain registered by the Lehman Aggregate Bond Index was more than offset by the 20.49% decline in the S&P 500, due to the relative weightings accorded each of the benchmarks in the Portfolio.

The equity market's volatility during the year was tempered by the Fund's fixed income exposure. The positive return of the Lehman Brothers Aggregate Bond Index came amidst a backdrop of declining interest rates, and weak performance in the corporate bond market -- which continues to be negatively impacted by corporate accounting scandals, litigation concerns, and a weak telecommunications sector.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $21.3 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.4 Billion
      Average Price-to-earnings Ratio:                     25.97x
      Average Price-to-book Ratio:                         2.54x
      Dividend Yield:                                      1.86%
      Number of Fixed Income Holdings:                     22
      Average Duration:                                    4.5 years
      Average Maturity:                                    14.6 years
      Average Credit Quality:                              AAA
      Current Yield:                                       4.06%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BALANCED INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                         1-YEAR                           SINCE INCEPTION
-10.72%                                                            -9.46%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                            LEHMAN BROTHERS AGGREGATE
        BALANCED INDEX FUND  S&P 500 INDEX         BOND INDEX
Mar-00              $10,000        $10,000                    $10,000
Apr-00               $9,810         $9,699                     $9,971
May-00               $9,690         $9,500                     $9,967
Jun-00               $9,930         $9,734                    $10,174
Jul-00               $9,870         $9,582                    $10,266
Aug-00              $10,291        $10,177                    $10,415
Sep-00               $9,988         $9,640                    $10,481
Oct-00               $9,988         $9,599                    $10,550
Nov-00               $9,582         $8,842                    $10,723
Dec-00               $9,691         $8,886                    $10,922
Jan-01               $9,948         $9,201                    $11,101
Feb-01               $9,424         $8,363                    $11,197
Mar-01               $9,105         $7,834                    $11,253
Apr-01               $9,507         $8,441                    $11,206
May-01               $9,577         $8,498                    $11,273
Jun-01               $9,442         $8,291                    $11,316
Jul-01               $9,484         $8,210                    $11,570
Aug-01               $9,161         $7,697                    $11,703
Sep-01               $8,744         $7,076                    $11,840
Oct-01               $8,921         $7,211                    $12,087
Nov-01               $9,276         $7,764                    $11,920
Dec-01               $9,294         $7,832                    $11,844
Jan-02               $9,230         $7,718                    $11,940
Feb-02               $9,167         $7,569                    $12,056
Mar-02               $9,298         $7,854                    $11,856
Apr-02               $8,990         $7,378                    $12,086
May-02               $8,971         $7,324                    $12,188
Jun-02               $8,576         $6,802                    $12,294
Jul-02               $8,221         $6,273                    $12,442
Aug-02               $8,306         $6,313                    $12,652
Sep-02               $7,806         $5,628                    $12,857

                             TOP 10 EQUITY HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  4.54%
      General Electric                                             1.72%
      Microsoft Corp.                                              1.65%
      Wal-Mart Stores                                              1.55%
      Exxon Mobil Corp.                                            1.53%
      Pfizer, Inc.                                                 1.28%
      Johnson & Johnson                                            1.17%
      Citigroup Inc.                                               1.07%
      American International Group                                 1.01%
      Coca Cola Co.                                                0.84%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   52.8%
Treasuries & Agency Notes     15.4%
Corporate Bonds               12.6%
Mortgage-Backed Securities    11.2%
Short-Term, Futures, & Other   8.0%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                             LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Lehman Aggregate Bond Index Fund (the "Fund") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly -traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Fund's total assets may be invested in financial futures or options contracts. The Fund will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

The Fund's return for the twelve-month period ending September 30, 2002 was 6.79% (before contract fees and expenses), versus the Lehman Aggregate Bond Index return of 8.60%.

The Fund seeks investment results that correspond to the total return performance of the Lehman Aggregate Bond Index. Given the large number of individual securities comprising the Lehman Aggregate Bond Index, the Fund is unable to hold all of the securities in their respective index weightings. Therefore, the fund will hold a representative sample of the securities designed to replicate the performance of the entire Lehman Aggregate Bond Index.

The Lehman Aggregate Bond Index is a proxy for intermediate-term, investment grade bonds, including corporate, treasuries, agencies, and asset-backed securities. Fixed income securities have traditionally afforded investors a safe haven from the volatility of stocks.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $17.0 Million
      Number of Holdings:                                  37
      Average Duration:                                    4.47 years
      Average Maturity:                                    14.8 years
      Average Credit Quality:                              AAA
      Current Yield:                                       4.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT LEHMAN AGGREGATE BOND INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                               1-YEAR                                  SINCE INCEPTION
6.79%                                                                            9.40%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        LEHMAN AGGREGATE BOND INDEX FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-00                           $10,000                               $10,000
Apr-00                            $9,960                                $9,971
May-00                            $9,951                                $9,967
Jun-00                           $10,162                               $10,174
Jul-00                           $10,242                               $10,266
Aug-00                           $10,394                               $10,415
Sep-00                           $10,455                               $10,481
Oct-00                           $10,527                               $10,550
Nov-00                           $10,714                               $10,723
Dec-00                           $10,925                               $10,922
Jan-01                           $11,040                               $11,101
Feb-01                           $11,135                               $11,197
Mar-01                           $11,198                               $11,253
Apr-01                           $11,135                               $11,206
May-01                           $11,209                               $11,273
Jun-01                           $11,252                               $11,316
Jul-01                           $11,499                               $11,570
Aug-01                           $11,629                               $11,703
Sep-01                           $11,716                               $11,840
Oct-01                           $11,955                               $12,087
Nov-01                           $11,789                               $11,920
Dec-01                           $11,711                               $11,844
Jan-02                           $11,790                               $11,940
Feb-02                           $11,904                               $12,056
Mar-02                           $11,669                               $11,856
Apr-02                           $11,852                               $12,086
May-02                           $11,962                               $12,188
Jun-02                           $11,978                               $12,294
Jul-02                           $12,126                               $12,442
Aug-02                           $12,319                               $12,652
Sep-02                           $12,509                               $12,857

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            74%
      AA                                                              3%
      A                                                              12%
      BBB                                                            11%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  37.4%
Mortgage-Backed Securities      32.7%
Coporate Bonds & Notes          27.5%
Short-Term & Other               2.4%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Everest Equity fund performance for the period October 1, 2001 to September 30, 2002 was down 21.24% (before contract fees and expenses) versus a 16.95% decline for the Russell 1000 Value Index and a 20.49% decline for the S & P 500 Index.

The markets suffered from many difficulties this last year, beginning with the terrorist attacks in New York and Washington, D.C. coupled with the increased investor skepticism most closely tied to Enron, Worldcom, and Tyco. The economic shock of the terrorist strikes was temporarily alleviated by the Federal Reserve's lowering interest rates, zero percent financing by automobile companies and no immediate further attacks on domestic soil. The effects on the travel industry are still being felt one year later. The lasting effects of investor skepticism are being felt economywide. Enron's demise has caused credit rating agencies to be more proactive in downgrading companies with deteriorating finances. This has led to many, many more credit downgrades than expected with a detrimental impact on those companies' ability to access credit, further weakening an already slow economic recovery. The SEC and other regulators are more aggressive in investigating companies' accounting policies and companies are reacting to the regulators by being more conservative in their choices of accounting treatments. Financial institutions that loaned money to, and employed analysts who recommended, Enron and Worldcom are having their reputations smeared by mere association with the ne'er- do- wells and were embroiled in lawsuits to make them pay for the companies' bankruptcies. The media were quick to highlight all the corporate "criminals" and parade them in front of the investing public and essentially tarnish almost all public corporations by doing so. This public witch hunt fed investor's appetite for anger at losing money for a third year in the aftermath of the deflation of the stock market bubble of the late nineties. Couching the assault on corporations more as populism than as investors' wanting their money back has propelled this issue for a full year. This year of turmoil follows the year in which this country had a huge partisan post-election squabble to see who would be President. Interesting times indeed!

Investor's enthusiasm for equities is wearing thin as their profits have become losses. This factor lead to substantial withdrawals in mutual funds in the summer of 2002. This distaste for equities became a love affair with government debt as yields went to forty year lows as money went from equities to bonds. Although negative for the stock market one positive side benefit for the economy was the resurgence in refinancing spurred by the decline in mortgage rates. This refinancing cudgel , not a cut in interest rates by the Federal Reserve, should provide a major stimulus to the economy as the lower mortgage payments will act as a tax cut stimulus to the economy.

The Everest Fund although it avoided investing in Enron, Worldcom and Tyco was impacted by investing in companies that either financed companies that went bankrupt or were damaged by having credit more difficult to come by due to rating agencies sterner outlook post-Enron. Even though the portfolio was diversified into below-market P/E multiples the portfolio was not immune to a weakened stock market , one in which earnings growth was hard to come by and earnings misses were hard to avoid. Fortunately a declining stock market makes most value securities more attractive as prices decline. Dividend yields on the portfolio rise and PE multiples for the most part decline making for a much more attractively priced portfolio for long term appreciation. As investors realize that low bond yields and low rates on money market accounts will not be able to provide much of an investment return and as the media ceases to find more corporate boogeymen to scare investors with, the stock market can once again be a vehicle to provide more attractive investment returns.

                                   FUND DATA

      Managers:                                            James McGlynn
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $42.2 Million
      Number of Holdings:                                  44
      Median Cap Size:                                     $14.8 Billion
      Average Price-to-earnings Ratio:                     18.8x
      Average Price-to-book Ratio:                         1.65x
      Dividend Yield:                                      2.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

    SUMMIT EVEREST FUND - AVERAGE ANNUAL TOTAL RETURN
                         1-YEAR                            SINCE INCEPTION
-21.24%                                                             -4.29%
Summit Everest Fund Class F - Average Annual Total Return
                                                           Since Inception
                                                                   -21.39%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        EVEREST FUND  EVEREST FUND CLASS F  RUSSELL 1000 VALUE INDEX
Dec-99       $10,000                                         $10,000
Dec-99       $10,040                                         $10,109
Jan-00        $9,450                                          $9,779
Feb-00        $8,760                                          $9,053
Mar-00        $9,860                                         $10,157
Apr-00        $9,670                                         $10,039
May-00       $10,040                                         $10,145
Jun-00        $9,780                                          $9,681
Jul-00        $9,720                                          $9,802
Aug-00       $10,230                                         $10,348
Sep-00       $10,321                                         $10,443
Oct-00       $10,723                                         $10,699
Nov-00       $10,643                                         $10,302
Dec-00       $11,285                                         $10,818
Jan-01       $11,730                                         $10,860
Feb-01       $11,538                                         $10,558
Mar-01       $11,203                                         $10,185
Apr-01       $11,913                                         $10,684
May-01       $12,297                                         $10,924
Jun-01       $12,162                                         $10,682
Jul-01       $12,338                                         $10,659
Aug-01       $11,841                                         $10,232
Sep-01       $11,251                                          $9,512
Oct-01       $11,458                                          $9,430
Nov-01       $12,069                                          $9,978
Dec-01       $12,464                                         $10,213
Jan-02       $12,375                                         $10,135
Feb-02       $12,527                                         $10,151
Mar-02       $12,958                                         $10,631
Apr-02       $12,349                                         $10,266
May-02       $12,275                                         $10,318
Jun-02       $11,270               $10,000                    $9,725
Jul-02        $9,947                $8,824                    $8,821
Aug-02       $10,098                $8,958                    $8,887
Sep-02        $8,862                $7,861                    $7,899

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Bristol-Myers Squibb                                         3.45%
      Dow Chemical                                                 3.27%
      Marathon Oil Corp.                                           3.11%
      Du Pont (E.I.)                                               3.04%
      Great Plains Energy Inc.                                     2.70%
      Noble Energy, Inc.                                           2.67%
      KeyCorp                                                      2.65%
      Anadarko Petroleum                                           2.63%
      Beckman Coulter Inc.                                         2.49%
      Citigroup Inc.                                               2.46%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  26.1%
Consumer Discretionary      16.0%
Energy                      12.7%
Materials                    8.5%
Healthcare                   7.0%
Industrials                  6.5%
Short-Term & Other           6.1%
Telecommunication Services   6.0%
Information Technology       5.1%
Utilities                    3.9%
Consumer Staples             2.1%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Bond Fund (the "Fund") intends to invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities. Up to 20% of the portfolio may be invested in convertible preferred and preferred stock or other securities.

MANAGER'S COMMENTS:

The Summit Apex Bond Fund had a total return of 4.29% (before contract fees and expenses) for the year ended September 30, 2002 compared to a total return of 8.60% for the Lehman Brothers Aggregate Bond Index.

Investor confidence has been severely damaged over the past year due to declining equities, the large number of corporate scandals, the fear of war and a generally soft economy. Against this background, interest rates marched lower, reaching 40 year lows during September. The market volatility was extremely high over the past year and will likely remain so until there is more faith in the corporate system. The Federal Reserve continues to lend a supportive hand to the economy through a very accommodative monetary policy. The bright spot in the economy has been the strength in the housing market supported by historically low mortgage rates.

The U.S. treasury sector provided the largest positive performance to the Fund during the past year. Other sectors that provided positive returns to the Fund included banks, commercial mortgage-backed securities and REITs. The sectors that provided the largest negative contribution to the Bond Fund included airlines, electrical utilities, manufactured housing and telecoms. In general lower rated bonds performed worse with non-investment grade securities actually providing negative returns.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $103.5 Million
      Number of Holdings:                                  97
      Average Duration:                                    3.81 years
      Average Maturity:                                    5.63 years
      Average Credit Quality:                              AA
      Current Yield:                                       5.36%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                    1-YEAR                      SINCE INCEPTION
4.29%                                                     6.85%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        BOND FUND  LEHMAN AGGREGATE BOND INDEX
Mar-00    $10,000                      $10,000
Apr-00     $9,920                       $9,971
May-00     $9,810                       $9,967
Jun-00    $10,052                      $10,174
Jul-00    $10,152                      $10,266
Aug-00    $10,335                      $10,415
Sep-00    $10,304                      $10,481
Oct-00    $10,284                      $10,550
Nov-00    $10,409                      $10,723
Dec-00    $10,555                      $10,922
Jan-01    $10,755                      $11,101
Feb-01    $10,893                      $11,197
Mar-01    $10,957                      $11,253
Apr-01    $10,914                      $11,206
May-01    $10,975                      $11,273
Jun-01    $10,953                      $11,316
Jul-01    $11,191                      $11,570
Aug-01    $11,323                      $11,703
Sep-01    $11,312                      $11,840
Oct-01    $11,543                      $12,087
Nov-01    $11,431                      $11,920
Dec-01    $11,317                      $11,844
Jan-02    $11,385                      $11,940
Feb-02    $11,428                      $12,056
Mar-02    $11,360                      $11,856
Apr-02    $11,554                      $12,086
May-02    $11,621                      $12,188
Jun-02    $11,580                      $12,294
Jul-02    $11,610                      $12,442
Aug-02    $11,752                      $12,652
Sep-02    $11,797                      $12,857

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            47%
      AA                                                              2%
      A                                                              10%
      BBB                                                            28%
      BB                                                              8%
      B                                                               3%
      CCC                                                             0%
      D                                                               2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Coporate Bonds & Notes              40.8%
U.S. Treasury Obligations           31.5%
Mortgage & Asset Backed Securities  22.5%
Short-Term & Other                   5.2%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government and its agencies.

STRATEGY - The Short-term Government Fund intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Summit Apex Short-term Government Fund had a total return of 5.72% (before contract fees and expenses) for the year ended September 30, 2002 compared to a total return of 7.00% for the Salomon 1-5 Year Treasury Index.

Interest rates continued to grind lower over the past year, reaching 40 year lows during September. U.S treasury securities have proven to be the safe haven against plunging equities, the fear of war, lapses in corporate governance and a generally soft economy. The Federal Reserve continues to maintain an accommodative monetary policy in light of the downside risks in the economy. One of the few bright spots in the economy has been the housing market supported by extremely low mortgage rates. The ability of homeowners to refinance into lower mortgage rates has enabled to economy to maintain a modest growth rate.

Across all maturities, U.S. treasury securities were generally the best performing asset class over the past year with the longer maturities providing the highest total return. As an example, 5 year treasuries had a total return over the last year of 10.94% versus a 3.39% for 1 year treasuries. The best performing sectors in the Fund were the longer U.S. treasury positions followed by the U.S. agency bonds. Mortgage-backed securities generally underperformed similar maturity treasury positions due to the increasing refinancing risk as mortgage rates moved lower over the year.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT SHORT-TERM GOVERNMENT FUND - AVERAGE ANNUAL TOTAL RETURN
1-Year                                                           Since Inception
5.72%                                                                      8.02%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        SHORT-TERM GOVERNMENT FUND  SALOMON 1-5 YR TREASURY INDEX
Mar-00                     $10,000                        $10,000
Apr-00                     $10,020                        $10,013
May-00                     $10,040                        $10,054
Jun-00                     $10,161                        $10,179
Jul-00                     $10,261                        $10,244
Aug-00                     $10,352                        $10,332
Sep-00                     $10,414                        $10,415
Oct-00                     $10,465                        $10,475
Nov-00                     $10,578                        $10,593
Dec-00                     $10,732                        $10,812
Jan-01                     $10,857                        $10,947
Feb-01                     $10,931                        $11,032
Mar-01                     $11,005                        $11,107
Apr-01                     $11,005                        $11,106
May-01                     $11,047                        $11,161
Jun-01                     $11,069                        $11,198
Jul-01                     $11,207                        $11,360
Aug-01                     $11,283                        $11,444
Sep-01                     $11,466                        $11,660
Oct-01                     $11,596                        $11,795
Nov-01                     $11,498                        $11,722
Dec-01                     $11,465                        $11,700
Jan-02                     $11,498                        $11,730
Feb-02                     $11,587                        $11,806
Mar-02                     $11,476                        $11,674
Apr-02                     $11,614                        $11,841
May-02                     $11,679                        $11,911
Jun-02                     $11,761                        $12,032
Jul-02                     $11,900                        $12,231
Aug-02                     $12,013                        $12,308
Sep-02                     $12,122                        $12,475

                                   FUND DATA

      Manager                                              Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $25.6 Million
      Number of Holdings:                                  16
      Average Duration:                                    2.11 years
      Average Maturity:                                    2.45 years
      Average Credit Quality:                              GOV
      Current Yield:                                       2.76%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agencies Notes  65.7%
Mortgage-Backed Securities   27.9%
Short-Term & Other            6.4%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                         HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund (the "Fund") intends to invest primarily in high yield, high risk bonds, with intermediate maturities.

MANAGER'S COMMENTS:

The Summit Apex High Yield Bond Fund declined 6.61% in the twelve-month period ending September 30, 2002.

The high yield market proved to be challenging in 2002. The year will be remembered as a year of corporate scandals, lower equity prices and declining corporate credit quality. Corporate scandals included companies such as Enron, Worldcom, Adelphia and Qwest. As investors lost confidence in corporate governance, high yield bond prices suffered. Sectors that were particularly hard hit by corporate scandals include telecommunications, cable, and utilities. The general lack of confidence, poor corporate earnings and a weak economy caused equity prices to decline as well. Declining equity prices generally do not bode well for high yield bonds, as a potential source of capital is removed from the equation. Lastly, the decline in corporate credit quality has been the worst in recent history. The major credit rating agencies are downgraded credit ratings at a record pace. In fact, the ratio of downgrades to upgrades is running in excess of 5 to 1. Each year, for 2001 and 2002, well over $100 billion of corporate debt has been downgraded from investment grade to below investment grade. The sheer magnitude of these numbers has weighed heavily on high yield bond prices, as the market struggles to absorb the increased volume of high yield debt.

Looking ahead, we are hopeful that a return of investor confidence, higher equity markets and improved corporate credit quality will provide a more stable environment for investing in high yield bonds. However, we are prepared for the possibility that the current environment continues over the short to intermediate term.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $16.4 Million
      Number of Holdings:                                  40
      Average Duration:                                    4.19 years
      Average Maturity:                                    7.2 years
      Average Credit Quality:                              B+
      Current Yield:                                       15.37%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

SUMMIT HIGH YIELD BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                         1-YEAR                            SINCE INCEPTION
-6.61%                                                             -11.87%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

        HIGH YIELD BOND FUND  ML HY MASTER
Jul-01               $10,000       $10,000
Jul-01               $10,000       $10,117
Aug-01               $10,033       $10,197
Sep-01                $9,169        $9,493
Oct-01                $9,551        $9,796
Nov-01                $9,955       $10,141
Dec-01                $9,838       $10,061
Jan-02                $9,561       $10,116
Feb-02                $9,302        $9,983
Mar-02                $9,646       $10,234
Apr-02                $9,772       $10,398
May-02                $9,812       $10,318
Jun-02                $9,087        $9,520
Jul-02                $8,776        $9,150
Aug-02                $8,939        $9,378
Sep-02                $8,563        $9,238

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      BBB                                                             3%
      BB                                                             48%
      B                                                              38%
      CCC                                                             6%
      D                                                               4%
      NR                                                              1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Coporate Bonds & Notes  91.3%
Short-Term & Other       7.7%
Common Stock             1.0%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

The past year has demonstrated the fundamental resiliency of the US economy. Despite repeated shocks to the system such as the failure of Enron, the conviction of Arthur Anderson and the bursting of the telecom bubble, there are signs that towards the end of Summit's fiscal year, the economy may be rebounding. GDP growth and labor data continue to show signs of life, however the economy continues to exhibit signs of a "hangover effect" from the economy's previous excesses. The Federal Reserve has shifted it's stance between Weakness and Neutrality as growth has shown mixed signs, although it has reserved the right to change rates as it sees fit going forward.

The tumult following the terrorist attacks of September 11, convinced the Federal Reserve that substantial liquidity intervention would be necessary. Additionally, the Fed maintained its easing bias, until it put through its last cut on 12/11, resulting in a forty one year low of 1.75%. Despite fairly optimistic macroeconomic data, such as GDP, headlines continued to be negative. Enron's failure in December, along with the conviction of Arthur Anderson on Obstruction of Justice charges, in addition to large corporate layoffs weighed heavily upon confidence. We believed under those circumstances that it would be prudent to look for top quality issuers to avoid downgrades as well as lengthen our WAM's to forestall the risk of any more interest rate cuts.

First quarter 2002 GDP was 5.0%, which was helped along by retailer inventory building. Although the headlines continued to be negative as the telecom bubble burst, leading to the bankruptcies of major telecom corporations (including the largest corporate failure in history, Worldcom), consumer spending and home sales data continued apace. Corporate difficulties across all industries was the primary driver for our strategy of purchasing only high quality issuers. Despite problems in the corporate sector, consumers continued to spend on cars and homes giving pause to the Fed on further rate cutting. They continued to remain vigilant however amid persistent rumors of interest rate cuts which surfaced again in the summer when it became clear that second quarter 2002 GDP growth had dipped to 1.3%. However, official interest rates were kept steady through September, 2002 despite mixed views from some Federal Reserve members. September brought with it talk of further rate cuts as growth and confidence numbers continued to slide. Additionally, White House talk of a war with Iraq, continued to rattle the markets and hurt confidence numbers. As this uncertainty is likely to persist for some time to come, we are continuing to manage the portfolio in a conservative manner.

The fiscal year ended quite different from where it began. From the aggressive easings to maintain liquidity in the financial system after September 11, to having the Fed on hold for almost 10 months, the environment has been challenging for portfolio managers. Certain things remain the same however, as last October we became more selective regarding credit quality to avoid downgrades, a position we still maintain. We will continue to maintain our WAM toward the longer end in order to forestall the risks of additional interest rate cuts by the Fed. This strategy has paid off for us over the last year and with the Federal Reserve contemplating further interest rate cuts, is likely to continue to be rewarding over the next year.

                                   FUND DATA

                                       Subadvised by Deutsche Investment
      Manager:                         Management Americas Inc.
      Inception Date:                  June 28, 2000
      Total Net Assets:                $120.4 Million
      Current Yield:                   1.32%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    99.1%
Variable Rate Demand Notes & Other   0.9%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                                   S&P       RUSSELL 2000
                                                  S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost $184,736,657; $24,547,211;
    $21,398,985; $17,108,822)                  $110,034,109   $ 20,859,074   $ 15,671,100   $  6,419,432
  Cash                                                   --             --            222             --
  Collateral for securities loaned, at fair
    value (Note 4)                               38,144,308      3,032,863        778,779      2,142,846
  Receivables:
    Shares sold                                       4,242         20,000         10,471             --
    Securities sold                                  85,047        115,247             --         56,490
    Interest and dividends                          161,773         14,411         21,087          1,006
    Receivable from Adviser                              --             --          9,423         24,713
    Prepaid expenses and other                        7,653          2,385          2,173          2,668
                                               ------------   ------------   ------------   ------------
                                                148,437,132     24,043,980     16,493,255      8,647,155
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                  15,320        110,013             --             --
    Shares redeemed                                 140,890      1,640,996        179,904          3,936
    Payable upon return of securities loaned
      (Note 4)                                   38,144,308      3,032,863        778,779      2,142,846
    Bank overdraft                                       --             --             --             --
    Investment advisory fees                         24,670             --             --             --
    Administration expenses                          10,343             41             --             --
    Directors fees                                    5,413            929            744            444
    12b-1 fees (Note 3)                                  --             --             --              3
    Custodian and fund accounting fees               17,751         10,593         50,859          7,890
    Professional fees                                13,562         13,124         13,486         14,127
    Variation margin                                 38,625         28,028            116         39,000
    Other accrued expenses                           25,178          5,202          5,768          8,527
                                               ------------   ------------   ------------   ------------
                                                 38,436,060      4,841,789      1,029,656      2,216,773
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital (Note 3)                      193,661,734     24,328,968     22,083,018     23,107,372
  Accumulated undistributed net investment
    income / (loss)                               1,115,870         93,304         81,140             --
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (9,753,509)    (1,334,844)      (958,799)    (5,839,850)
  Net unrealized
    appreciation / (depreciation) on
    investments, futures contracts, and
    translation of assets and liabilities in
    foreign currencies                          (75,023,023)    (3,885,237)    (5,741,760)   (10,837,140)
                                               ------------   ------------   ------------   ------------
                                               $110,001,072   $ 19,202,191   $ 15,463,599   $  6,430,382
                                               ============   ============   ============   ============
Shares authorized ($.10) par value (Note 3)      20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding (Note 3)                       4,007,498        482,227        412,590        575,258

Net assets value, offering and redemption
  price per share (Note 3)                           $27.45         $39.82         $37.48         $11.18

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                   EAFE           TOTAL                         LEHMAN
                                               INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                                INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                               -------------  -------------  -------------  --------------
ASSETS
  Investments in securities, at value
     (cost $24,263,841; $4,837,775;
     $29,075,174; $15,935,171)                 $ 15,496,454   $  3,206,211   $ 21,200,254    $ 16,747,843
  Cash                                                   --             --             --              --
  Collateral for securities loaned, at fair
     value (Note 4)                                      --      1,009,968      6,148,572       4,208,280
  Receivables:
    Shares sold                                         615            151             --         118,146
    Securities sold                                 298,674             --        194,548         868,655
    Interest and dividends                           77,586          5,020        120,389         162,242
    Receivable from Adviser                             327         70,238             --              --
  Prepaid expenses and other                            979            632          1,994           1,485
                                               ------------   ------------   ------------    ------------
                                                 15,874,635      4,292,220     27,665,757      22,106,651
                                               ------------   ------------   ------------    ------------
LIABILITIES
  Payables:
    Investment securities purchased                 212,080             --             --         910,430
    Shares redeemed                                      --             --        116,716              --
    Payable upon return of securities loaned
       (Note 4)                                          --      1,009,968      6,148,572       4,208,280
    Bank overdraft                                   27,586             --             --             600
    Investment advisory fees                             --             --         13,208              --
    Administration expenses                              --             --            913             192
    Directors fees                                      745            201          1,462             679
    12b-1 fees (Note 3)                                  --              3             --              --
    Custodian and fund accounting fees               45,397          8,054         12,627           8,087
    Professional fees                                14,085         16,431         12,412          11,491
    Variation margin                                     --             --          7,350              --
    Other accrued expenses                           21,351          6,424          4,477           3,274
                                               ------------   ------------   ------------    ------------
                                                    321,244      1,041,081      6,317,737       5,143,033
                                               ------------   ------------   ------------    ------------
NET ASSETS
  Paid-in capital (Note 3)                       25,194,295      5,052,485     30,162,949      15,916,812
  Accumulated undistributed net investment
     income / (loss)                                125,173         25,231        130,410         119,976
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (998,690)      (195,013)    (1,024,169)        114,162
  Net unrealized
     appreciation / (depreciation) on
     investments, futures contracts, and
     translations of assets and liabilities
     in foreign currencies                       (8,767,387)    (1,631,564)    (7,921,170)        812,672
                                               ------------   ------------   ------------    ------------
                                               $ 15,553,391   $  3,251,139   $ 21,348,020    $ 16,963,618
                                               ============   ============   ============    ============
Shares authorized ($.10) par value (Note 3)      20,000,000     20,000,000     20,000,000      20,000,000

Shares outstanding (Note 3)                         508,044        105,547        588,887         318,115
Net assets value, offering and redemption
   price per share (Note 3)                          $30.61         $30.80         $36.25          $53.33

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                                              SHORT-TERM     HIGH YIELD
                                                  EVEREST         BOND        GOVERNMENT        BOND
                                                   FUND           FUND           FUND           FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
     (cost $53,904,759; $101,060,113;
     $24,349,179; $21,319,214)                 $ 42,219,992   $102,269,743   $ 25,031,616   $ 15,999,453
  Cash                                                   --             --             --             --
  Collateral for securities loaned, at fair
     value (Note 4)                              14,461,753     33,605,690     13,535,000      4,754,451
  Receivables:
    Shares sold                                          75             --        398,008            394
    Securities sold                                      --             --             --             --
    Interest and dividends                           94,166      1,400,465        245,637        488,257
    Receivable from Adviser                              --             --             --             --
  Prepaid expenses and other                          4,118          6,073          1,079          1,699
                                               ------------   ------------   ------------   ------------
                                                 56,780,104    137,281,971     39,211,340     21,244,254
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --             --             --             --
    Shares redeemed                                  58,221         36,808             --             --
    Payable upon return of securities loaned
       (Note 4)                                  14,461,753     33,605,690     13,535,000      4,754,451
    Bank overdraft                                       --         49,688             --         33,125
    Investment advisory fees                         25,034         41,143          4,161          9,000
    Administration expenses                           3,748          8,402          3,480          1,385
    Directors fees                                    1,988          2,693            944            696
    12b-1 fees (Note 3)                                   3             --             --             --
    Custodian and fund accounting fees                9,428         11,425          7,409          8,779
    Professional fees                                14,133         13,198         11,335         13,431
    Variation margin                                     --             --             --             --
    Other accrued expenses                            7,310          7,930          3,360          3,143
                                               ------------   ------------   ------------   ------------
                                                 14,581,618     33,776,977     13,565,689      4,824,010
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital (Note 3)                       53,490,776    103,492,495     24,694,561     42,336,280
  Accumulated undistributed net investment
     income / (loss)                                600,806        874,240        128,199        213,640
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (208,329)    (2,071,371)       140,454    (20,809,915)
  Net unrealized
     appreciation / (depreciation) on
     investments, futures contracts, and
     translations of assets and liabilities
     in foreign currencies                      (11,684,767)     1,209,630        682,437     (5,319,761)
                                               ------------   ------------   ------------   ------------
                                               $ 42,198,486   $103,504,994   $ 25,645,651   $ 16,420,244
                                               ============   ============   ============   ============
Shares authorized ($.10) par value (Note 3)      20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding (Note 3)                       1,058,835      2,055,726        479,562        699,345

Net assets value, offering and redemption
   price per share (Note 3)                          $39.85         $50.35         $53.48         $23.48

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                        MONEY
                                                       MARKET
                                                        FUND
                                                    -------------
ASSETS
  Investments in securities, at value
     (cost $119,959,873)                            $119,959,873
  Cash                                                        --
  Collateral for securities loaned, at fair value
     (Note 4)                                                 --
  Receivables:
    Shares sold                                          293,216
    Securities sold                                           --
    Interest and dividends                               212,492
    Receivable from Adviser                                   --
  Prepaid expenses and other                               5,095
                                                    ------------
                                                     120,470,676
                                                    ------------
LIABILITIES
  Payables:
    Investment securities purchased                           --
    Shares redeemed                                           --
    Payable upon return of securities loaned
      (Note 4)                                                --
    Bank overdraft                                            --
    Investment advisory fees                              30,911
    Administration expenses                                4,831
    Directors fees                                         4,328
    12b-1 fees (Note 3)                                       --
    Custodian and fund accounting fees                    11,262
    Professional fees                                     10,923
    Variation margin                                          --
    Other accrued expenses                                 7,787
                                                    ------------
                                                          70,042
                                                    ------------
NET ASSETS
  Paid-in capital (Note 3)                           120,400,634
  Accumulated undistributed net investment
     income / (loss)                                          --
  Accumulated net realized gain / (loss) on
     investments and futures contracts                        --
  Net unrealized appreciation / (depreciation) on
     investments, futures contracts, and
     translations of assets and liabilities in
     foreign currencies                                       --
                                                    ------------
                                                    $120,400,634
                                                    ============
Shares authorized ($.10) par value (Note 3)          150,000,000

Shares outstanding (Note 3)                          120,400,634

Net assets value, offering and redemption price
   per share (Note 3)                                      $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 2002

                                                  S&P      RUSSELL 2000
                                  S&P 500     MIDCAP 400     SMALL CAP    NASDAQ-100
                                 INDEX FUND   INDEX FUND    INDEX FUND    INDEX FUND
                                ------------  -----------  -------------  -----------
INVESTMENT INCOME
  Interest                      $     38,056  $   49,201    $    17,563   $    40,445
  Dividends (net of foreign
    withholding taxes of
    $6,344; $0; $12; $0)           2,018,545     195,969        260,123         5,527
                                ------------  -----------   -----------   -----------
                                   2,056,601     245,170        277,686        45,972
                                ------------  -----------   -----------   -----------
EXPENSES
  Investment advisory fees           410,583      64,501         70,346        33,564
  Administration expenses            122,414      19,889         18,099         8,706
  Custodian fees and expenses         41,043      17,950         43,640         7,629
  Fund accounting fees                40,035      37,637         68,235        34,011
  Professional fees                   21,728      14,386         14,744        14,236
  Directors' fees                     27,564       4,370          4,006         1,817
  Transfer agent fees                 15,419      12,463         12,045        15,824
  Registration expense                 7,910       4,264          2,894         5,883
  12b-1 fees (Note 3)                     --          --             --             3
  Other                               44,452       7,460          9,643         7,465
                                ------------  -----------   -----------   -----------
                                     731,148     182,920        243,652       129,138
  Expense reimbursements and
    waivers                          (61,207)    (53,902)       (92,991)      (66,802)
                                ------------  -----------   -----------   -----------
                                     669,941     129,018        150,661        62,336
                                ------------  -----------   -----------   -----------
NET INVESTMENT
  INCOME / (LOSS)                  1,386,660     116,152        127,025       (16,364)
                                ------------  -----------   -----------   -----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
    on investments and options    (6,783,732)    135,418       (573,676)   (1,895,283)
  Net realized gain / (loss)
    on futures contracts            (315,347)   (625,993)        49,867      (540,245)
                                ------------  -----------   -----------   -----------
                                  (7,099,079)   (490,575)      (523,809)   (2,435,528)
                                ------------  -----------   -----------   -----------

  Net change in unrealized
  appreciation / (depreciation)
    on investments and futures
    contracts                    (23,723,270) (2,125,095)    (1,151,006)     (906,189)
                                ------------  -----------   -----------   -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                  (30,822,349) (2,615,670)    (1,674,815)   (3,341,717)
                                ------------  -----------   -----------   -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $(29,435,689) $(2,499,518)  $(1,547,790)  $(3,358,081)
                                ============  ===========   ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2002

                                     EAFE           TOTAL                          LEHMAN
                                INTERNATIONAL   SOCIAL IMPACT     BALANCED     AGGREGATE BOND
                                  INDEX FUND         FUND        INDEX FUND      INDEX FUND
                                --------------  --------------  -------------  ---------------
INVESTMENT INCOME
  Interest                       $        --      $   1,008      $   664,329     $  978,228
  Dividends (net of foreign
     withholding taxes of
     $49,808; $182; $687; $0)        367,773         58,723          227,263             --
                                 -----------      ---------      -----------     ----------
                                     367,773         59,731          891,592        978,228
                                 -----------      ---------      -----------     ----------
EXPENSES
  Investment advisory fees           108,432         18,292           77,150         49,682
  Administration expenses             17,385          3,628           22,785         14,761
  Custodian fees and expenses         40,155          5,071            7,600          4,937
  Fund accounting fees               106,640         26,709           39,547         42,980
  Professional fees                   15,665         16,312           13,867         12,407
  Directors' fees                      3,312            776            5,080          3,185
  Transfer agent fees                 12,308         14,828           12,375         12,895
  Registration expense                 6,966          3,975            1,709          1,373
  12b-1 fees (Note 3)                     --              3               --             --
  Other                               13,253          3,475           21,115          4,194
                                 -----------      ---------      -----------     ----------
                                     324,116         93,069          201,228        146,414
  Expense reimbursements and
     waivers                         (81,514)       (62,621)         (47,335)       (47,206)
                                 -----------      ---------      -----------     ----------
                                     242,602         30,448          153,893         99,208
                                 -----------      ---------      -----------     ----------
NET INVESTMENT
   INCOME / (LOSS)                   125,171         29,283          737,699        879,020
                                 -----------      ---------      -----------     ----------

REALIZED AND UNREALIZED
   GAIN / (LOSS)
  Net realized gain / (loss)
     on investments and
     options                        (997,823)      (115,999)        (996,152)       105,376
  Net realized gain / (loss)
     on futures contracts                 --         (3,816)         141,440             --
                                 -----------      ---------      -----------     ----------
                                    (997,823)      (119,815)        (854,712)       105,376
                                 -----------      ---------      -----------     ----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                    (2,244,798)      (749,059)      (2,465,032)        90,482
                                 -----------      ---------      -----------     ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                  (3,242,621)      (868,874)      (3,319,744)       195,858
                                 -----------      ---------      -----------     ----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS    $(3,117,450)     $(839,591)     $(2,582,045)    $1,074,878
                                 ===========      =========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2002

                                                           SHORT-TERM  HIGH YIELD
                                  EVEREST        BOND      GOVERNMENT     BOND
                                    FUND         FUND         FUND        FUND
                                ------------  -----------  ----------  -----------
INVESTMENT INCOME
  Interest                      $     28,019  $ 6,857,964  $ 799,878   $ 1,877,486
  Dividends (net of foreign
     withholding taxes of $0;
     $0; $0; $0)                   1,319,431           --         --            --
                                ------------  -----------  ----------  -----------
                                   1,347,450    6,857,964    799,878     1,877,486
                                ------------  -----------  ----------  -----------
EXPENSES
  Investment advisory fees           377,011      468,718     84,130       121,128
  Administration expenses             52,596       88,589     16,792        16,552
  Custodian fees and expenses         15,243       23,219      4,306         6,287
  Fund accounting fees                33,260       45,580     40,333        44,703
  Professional fees                   17,583       18,686     12,815        13,731
  Directors' fees                     10,771       19,000      3,841         3,650
  Transfer agent fees                 16,087       14,305     11,863        12,045
  Registration expense                 6,930       11,261      2,357         6,581
  12b-1 fees (Note 3)                      3           --         --            --
  Other                               32,953       17,199      4,426         2,930
                                ------------  -----------  ----------  -----------
                                     562,437      706,557    180,863       227,607
  Expense reimbursements and
     waivers                              --           --    (44,534)           --
                                ------------  -----------  ----------  -----------
                                     562,437      706,557    136,329       227,607
                                ------------  -----------  ----------  -----------
NET INVESTMENT
   INCOME / (LOSS)                   785,013    6,151,407    663,549     1,649,879
                                ------------  -----------  ----------  -----------

REALIZED AND UNREALIZED
   GAIN / (LOSS)
  Net realized gain / (loss)
     on investments and
     options                          89,838   (1,918,146)   323,539    (1,684,506)
  Net realized gain / (loss)
     on futures contracts                 --           --         --            --
                                ------------  -----------  ----------  -----------
                                      89,838   (1,918,146)   323,539    (1,684,506)
                                ------------  -----------  ----------  -----------

  Net change in unrealized
  appreciation / (depreciation)
     on investments and
     futures contracts           (12,644,623)    (114,848)    95,080    (1,081,859)
                                ------------  -----------  ----------  -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                 (12,554,785)  (2,032,994)   418,619    (2,766,365)
                                ------------  -----------  ----------  -----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $(11,769,772) $ 4,118,413  $1,082,168  $(1,116,486)
                                ============  ===========  ==========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2002

                                                      MONEY
                                                      MARKET
                                                       FUND
                                                    ----------
INVESTMENT INCOME
  Interest                                          $1,955,381
  Dividends (net of foreign withholding taxes
     of $0)                                                 --
                                                    ----------
                                                     1,955,381
                                                    ----------
EXPENSES
  Investment advisory fees                             331,772
  Administration expenses                               85,372
  Custodian fees and expenses                           28,129
  Fund accounting fees                                  43,631
  Professional fees                                     16,046
  Directors' fees                                       20,126
  Transfer agent fees                                   14,660
  Registration expense                                   9,507
  12b-1 fees (Note 3)                                       --
  Other                                                 14,927
                                                    ----------
                                                       564,170
  Expense reimbursements and waivers                  (143,451)
                                                    ----------
                                                       420,719
                                                    ----------
NET INVESTMENT INCOME / (LOSS)                       1,534,662
                                                    ----------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments and
     options                                               776
  Net realized gain / (loss) on futures contracts           --
                                                    ----------
                                                           776
                                                    ----------

  Net change in unrealized
     appreciation / (depreciation) on investments
     and futures contracts                                  --
                                                    ----------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                  776
                                                    ----------

NET INCREASE / (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                       $1,535,438
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            S&P MIDCAP 400
                               S&P 500 INDEX FUND             INDEX FUND
                           --------------------------  -------------------------
                                   YEAR ENDED                 YEAR ENDED
                                 SEPTEMBER 30,               SEPTEMBER 30,
                           --------------------------  -------------------------
                               2002          2001         2002          2001
                           ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income /
     (loss)                $  1,386,660  $  1,287,186  $   116,152  $    151,377
  Net realized gain /
     (loss) on
     investments and
     futures                 (7,099,079)   (2,534,783)    (490,575)     (873,925)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts      (23,723,270)  (44,599,102)  (2,125,095)   (3,001,255)
                           ------------  ------------  -----------  ------------
                            (29,435,689)  (45,846,699)  (2,499,518)   (3,723,803)
                           ------------  ------------  -----------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income        (857,843)     (855,524)     (67,577)     (152,742)
  Net realized gain                  --            --           --      (205,658)
  Return of capital                  --            --           --            --
                           ------------  ------------  -----------  ------------
                               (857,843)     (855,524)     (67,577)     (358,400)
                           ------------  ------------  -----------  ------------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                    23,502,004    32,247,070   11,900,379     7,721,769
  Reinvestment of
     distribution               857,749       855,512       67,519       358,325
  Payments for shares
     redeemed               (13,995,734)  (17,368,476)  (4,432,247)  (13,779,259)
                           ------------  ------------  -----------  ------------
                             10,364,019    15,734,106    7,535,651    (5,699,165)
                           ------------  ------------  -----------  ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (19,929,513)  (30,968,117)   4,968,556    (9,781,368)

NET ASSETS
  Beginning of year         129,930,585   160,898,702   14,233,635    24,015,003
                           ------------  ------------  -----------  ------------
  End of year              $110,001,072  $129,930,585  $19,202,191  $ 14,233,635
                           ============  ============  ===========  ============
UNDISTRIBUTED NET
   INVESTMENT INCOME       $  1,115,870  $    587,053  $    93,304  $     44,729
                           ============  ============  ===========  ============
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                          663,053       771,682      244,904       158,699
  Reinvestment of
     distribution                22,337        19,310        1,378         7,195
  Redeemed                     (401,181)     (420,280)    (100,779)     (277,475)
                           ------------  ------------  -----------  ------------
    Net increase /
       (decrease) from
       fund share
       transactions             284,209       370,712      145,503      (111,581)
                           ============  ============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 RUSSELL 2000
                                  SMALL CAP                  NASDAQ-100
                                  INDEX FUND                 INDEX FUND
                           ------------------------  --------------------------
                                  YEAR ENDED                 YEAR ENDED
                                SEPTEMBER 30,              SEPTEMBER 30,
                           ------------------------  --------------------------
                              2002         2001          2002          2001
                           -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income /
     (loss)                $   127,025  $   180,281  $    (16,364) $     10,679
  Net realized gain /
     (loss) on
     investments and
     futures                  (523,809)    (447,649)   (2,435,528)   (3,485,153)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts      (1,151,006)  (4,104,348)     (906,189)   (7,653,905)
                           -----------  -----------  ------------  ------------
                            (1,547,790)  (4,371,716)   (3,358,081)  (11,128,379)
                           -----------  -----------  ------------  ------------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income       (108,180)    (140,179)           --       (43,264)
  Net realized gain                 --      (19,350)           --            --
  Return of capital                 --           --            --       (17,004)
                           -----------  -----------  ------------  ------------
                              (108,180)    (159,529)           --       (60,268)
                           -----------  -----------  ------------  ------------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                    5,629,911   10,329,776    24,411,242    40,094,237
  Reinvestment of
     distribution              108,156      159,510            --        60,250
  Payments for shares
     redeemed               (6,379,341)  (4,085,983)  (22,029,056)  (34,652,143)
                           -----------  -----------  ------------  ------------
                              (641,274)   6,403,303     2,382,186     5,502,344
                           -----------  -----------  ------------  ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (2,297,244)   1,872,058      (975,895)   (5,686,303)

NET ASSETS
  Beginning of year         17,760,843   15,888,785     7,406,277    13,092,580
                           -----------  -----------  ------------  ------------
  End of year              $15,463,599  $17,760,843  $  6,430,382  $  7,406,277
                           ===========  ===========  ============  ============
UNDISTRIBUTED NET
   INVESTMENT INCOME       $    81,140  $    62,295  $         --  $         --
                           ===========  ===========  ============  ============
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                         115,289      208,270     1,399,079     1,460,782
  Reinvestment of
     distribution                2,185        3,124            --         1,562
  Redeemed                    (130,001)     (82,390)   (1,291,503)   (1,258,977)
                           -----------  -----------  ------------  ------------
    Net increase /
       (decrease) from
       fund share
       transactions            (12,527)     129,004       107,576       203,367
                           ===========  ===========  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    EAFE INTERNATIONAL
                                        INDEX FUND                      TOTAL SOCIAL IMPACT FUND           BALANCED INDEX FUND
                           -------------------------------------  -------------------------------------  ------------------------
                                                PERIOD FROM                            PERIOD FROM
                             YEAR ENDED    DECEMBER 28, 2000 TO     YEAR ENDED    DECEMBER 28, 2000 TO          YEAR ENDED
                           SEPTEMBER 30,       SEPTEMBER 30,      SEPTEMBER 30,       SEPTEMBER 30,           SEPTEMBER 30,
                           --------------  ---------------------  --------------  ---------------------  ------------------------
                                2002               2001                2002               2001              2002         2001
                           --------------  ---------------------  --------------  ---------------------  -----------  -----------
OPERATIONS
  Net investment income /
     (loss)                 $   125,171         $   123,826         $   29,283          $   26,731       $   737,699  $   884,737
  Net realized gain /
     (loss) on
     investments and
     futures                   (997,823)               (867)          (119,815)            (75,198)         (854,712)     (71,915)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts       (2,244,798)         (6,522,589)          (749,059)           (882,505)       (2,465,032)  (4,785,471)
                            -----------         -----------         ----------          ----------       -----------  -----------
                             (3,117,450)         (6,399,630)          (839,591)           (930,972)       (2,582,045)  (3,972,649)
                            -----------         -----------         ----------          ----------       -----------  -----------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income         (74,811)            (49,013)           (20,770)            (10,013)         (731,369)    (888,384)
  Net realized gain                  --                  --                 --                  --           (77,183)     (59,089)
  Return of capital                  --                  --                 --                  --                --           --
                            -----------         -----------         ----------          ----------       -----------  -----------
                                (74,811)            (49,013)           (20,770)            (10,013)         (808,552)    (947,473)
                            -----------         -----------         ----------          ----------       -----------  -----------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                     7,772,170          26,036,846            213,397           4,859,107         2,636,522    3,260,556
  Reinvestment of
     distribution                74,794              49,002             20,749              10,008           808,411      947,409
  Payments for shares
     redeemed                (7,011,860)         (1,726,657)           (44,102)             (6,674)       (5,784,569)  (6,349,923)
                            -----------         -----------         ----------          ----------       -----------  -----------
                                835,104          24,359,191            190,044           4,862,441        (2,339,636)  (2,141,958)
                            -----------         -----------         ----------          ----------       -----------  -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS             (2,357,157)         17,910,548           (670,317)          3,921,456        (5,730,233)  (7,062,080)

NET ASSETS
  Beginning of year          17,910,548                  --          3,921,456                  --        27,078,253   34,140,333
                            -----------         -----------         ----------          ----------       -----------  -----------
  End of year               $15,553,391         $17,910,548         $3,251,139          $3,921,456       $21,348,020  $27,078,253
                            ===========         ===========         ==========          ==========       ===========  ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME        $   125,173         $    74,813         $   25,231          $   16,718       $   130,410  $   124,080
                            ===========         ===========         ==========          ==========       ===========  ===========
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                          210,226             524,935              5,591             100,616            62,243       71,197
  Reinvestment of
     distribution                 1,918               1,049                483                 207            19,196       20,251
  Redeemed                     (189,589)            (40,495)            (1,199)               (151)         (138,432)    (137,298)
                            -----------         -----------         ----------          ----------       -----------  -----------
    Net increase /
       (decrease) from
       fund share
       transactions              22,555             485,489              4,875             100,672           (56,993)     (45,850)
                            ===========         ===========         ==========          ==========       ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LEHMAN AGGREGATE
                                BOND INDEX FUND             EVEREST FUND
                           -------------------------  -------------------------
                                  YEAR ENDED                 YEAR ENDED
                                 SEPTEMBER 30,              SEPTEMBER 30,
                           -------------------------  -------------------------
                               2002         2001          2002         2001
                           ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income /
     (loss)                $    879,020  $   977,735  $    785,013  $   961,168
  Net realized gain /
     (loss) on
     investments and
     futures                    105,376      368,531        89,838    3,492,298
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           90,482      509,738   (12,644,623)    (222,168)
                           ------------  -----------  ------------  -----------
                              1,074,878    1,856,004   (11,769,772)   4,231,298
                           ------------  -----------  ------------  -----------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income        (901,173)    (966,574)     (554,429)    (699,323)
  Net realized gain            (347,811)     (20,155)   (3,787,010)    (997,181)
  Return of capital                  --           --            --           --
                           ------------  -----------  ------------  -----------
                             (1,248,984)    (986,729)   (4,341,439)  (1,696,504)
                           ------------  -----------  ------------  -----------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                    12,343,737    5,103,451     7,687,133   12,440,119
  Reinvestment of
     distribution             1,248,603      986,592     4,339,617    1,696,405
  Payments for shares
     redeemed               (13,107,819)  (6,596,223)  (11,213,961)  (8,614,191)
                           ------------  -----------  ------------  -----------
                                484,521     (506,180)      812,789    5,522,333
                           ------------  -----------  ------------  -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                310,415      363,095   (15,298,422)   8,057,127

NET ASSETS
  Beginning of year          16,653,203   16,290,108    57,496,908   49,439,781
                           ------------  -----------  ------------  -----------
  End of year              $ 16,963,618  $16,653,203  $ 42,198,486  $57,496,908
                           ============  ===========  ============  ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME       $    119,972  $   142,125  $    600,806  $   370,222
                           ============  ===========  ============  ===========
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                          236,189       96,762       140,440      220,666
  Reinvestment of
     distribution                24,001       18,971        78,332       29,065
  Redeemed                     (251,179)    (125,410)     (218,027)    (155,039)
                           ------------  -----------  ------------  -----------
    Net increase /
       (decrease) from
       fund share
       transactions               9,011       (9,677)          745       94,692
                           ============  ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SHORT-TERM
                                   BOND FUND               GOVERNMENT FUND               HIGH YIELD BOND FUND
                           --------------------------  ------------------------  ------------------------------------
                                                                                                      PERIOD FROM
                                   YEAR ENDED                 YEAR ENDED            YEAR ENDED      JULY 9, 2001 TO
                                 SEPTEMBER 30,              SEPTEMBER 30,         SEPTEMBER 30,      SEPTEMBER 30,
                           --------------------------  ------------------------  ----------------  ------------------
                               2002          2001         2002         2001            2002               2001
                           ------------  ------------  -----------  -----------  ----------------  ------------------
OPERATIONS
  Net investment income /
     (loss)                $  6,151,407  $  5,663,882  $   663,549  $   670,987    $ 1,649,879        $   441,285
  Net realized gain /
     (loss) on
     investments and
     futures                 (1,918,146)       42,048      323,539       80,212     (1,684,506)          (880,107)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (114,848)    1,858,111       95,080      515,420     (1,081,859)        (1,282,990)
                           ------------  ------------  -----------  -----------    -----------        -----------
                              4,118,413     7,564,041    1,082,168    1,266,619     (1,116,486)        (1,721,812)
                           ------------  ------------  -----------  -----------    -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income      (6,180,005)   (5,433,787)    (634,580)    (645,515)    (1,740,762)          (136,762)
  Net realized gain            (173,258)     (143,315)    (252,969)     (52,578)            --                 --
  Return of capital                  --            --           --           --             --                 --
                           ------------  ------------  -----------  -----------    -----------        -----------
                             (6,353,263)   (5,577,102)    (887,549)    (698,093)    (1,740,762)          (136,762)
                           ------------  ------------  -----------  -----------    -----------        -----------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                    20,632,182    38,033,198   14,112,734    8,046,240        716,322         23,126,775
  Reinvestment of
     distribution             6,351,224     5,576,944      887,299      697,983        266,340             20,262
  Payments for shares
     redeemed               (23,299,454)  (13,416,046)  (6,374,565)  (2,685,966)      (555,142)        (2,438,491)
                           ------------  ------------  -----------  -----------    -----------        -----------
                              3,683,952    30,194,096    8,625,468    6,058,257        427,520         20,708,546
                           ------------  ------------  -----------  -----------    -----------        -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS              1,449,102    32,181,035    8,820,087    6,626,783     (2,429,728)        18,849,972

NET ASSETS
  Beginning of year         102,055,892    69,874,857   16,825,564   10,198,781     18,849,972                 --
                           ------------  ------------  -----------  -----------    -----------        -----------
  End of year              $103,504,994  $102,055,892  $25,645,651  $16,825,564    $16,420,244        $18,849,972
                           ============  ============  ===========  ===========    ===========        ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME       $    874,240  $    902,838  $   128,199  $    99,230    $   213,640        $   304,523
                           ============  ============  ===========  ===========    ===========        ===========
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                          407,803       744,699      267,663      154,854         26,487            763,219
  Reinvestment of
     distribution               126,326       110,709       17,065       13,576          9,940                669
  Redeemed                     (462,467)     (262,914)    (121,936)     (51,884)       (20,171)           (80,798)
                           ------------  ------------  -----------  -----------    -----------        -----------
    Net increase /
       (decrease) from
       fund share
       transactions              71,662       592,494      162,792      116,546         16,256            683,090
                           ============  ============  ===========  ===========    ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                  MONEY MARKET FUND
                           --------------------------------
                                      YEAR ENDED
                                    SEPTEMBER 30,
                           --------------------------------
                                2002             2001
                           ---------------  ---------------
OPERATIONS
  Net investment income /
     (loss)                 $  1,534,662     $  3,628,808
  Net realized gain /
     (loss) on
     investments and
     futures                         776               --
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                --               --
                            ------------     ------------
                               1,535,438        3,628,808
                            ------------     ------------
DISTRIBUTIONS TO
   SHAREHOLDERS (Note 3)
  Net investment income       (1,534,662)      (3,628,808)
  Net realized gain                 (776)              --
  Return of capital                   --               --
                            ------------     ------------
                              (1,535,438)      (3,628,808)
                            ------------     ------------
FUND SHARE TRANSACTIONS
   (Note 3)
  Proceeds from shares
     sold                     98,416,853       90,114,506
  Reinvestment of
     distribution              1,535,158        3,614,200
  Payments for shares
     redeemed                (66,440,415)     (71,328,727)
                            ------------     ------------
                              33,511,596       22,399,979
                            ------------     ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS              33,511,596       22,399,979

NET ASSETS
  Beginning of year           86,889,038       64,489,059
                            ------------     ------------
  End of year               $120,400,634     $ 86,889,038
                            ============     ============
UNDISTRIBUTED NET
   INVESTMENT INCOME        $         --     $         --
                            ============     ============
FUND SHARE TRANSACTIONS
   (Note 1 and 3)
  Sold                        98,416,853       90,114,506
  Reinvestment of
     distribution              1,535,158        3,614,200
  Redeemed                   (66,440,415)     (71,328,727)
                            ------------     ------------
    Net increase /
      (decrease) from
      fund share
      transactions            33,511,596       22,399,979
                            ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                    -------------------
COMMON STOCKS - 95.88%
CONSUMER DISCRETIONARY - 13.27%
  American Greetings                                892  $       14,361
  AOL Time Warner Inc.*                          62,531         731,613
  AutoZone Inc.*                                  1,514         119,394
  Bed Bath & Beyond Inc.*                         4,074         132,690
  Best Buy Co., Inc.*                             4,441          99,079
  Big Lots, Inc.*                                 1,606          25,423
  Black & Decker Corp.                            1,120          46,962
  Brunswick Corp.                                 1,232          25,921
  Carnival Corp.                                  8,234         206,673
  Centex Corp.                                      854          37,875
  Circuit City Group                              2,927          44,344
  Clear Channel Communications*                   8,592         298,572
  Comcast Corporation*                           13,272         276,854
  Cooper Tire & Rubber                            1,024          16,527
  Costco Co.*                                     6,353         205,647
  Dana Corp.                                      2,087          27,298
  Darden Restaurants                              2,455          59,509
  Delphi Corporation                              7,867          67,263
  Dillard Inc.                                    1,211          24,438
  Dollar General                                  4,642          62,296
  Dow Jones & Co.                                 1,193          45,823
  Eastman Kodak                                   4,086         111,303
  eBay Inc.*                                      3,910         206,487
  Family Dollar Stores                            2,429          65,292
  Federated Dept. Stores*                         2,707          79,694
  Ford Motor                                     25,444         249,351
  Fortune Brands, Inc.                            2,087          98,694
  Gannett Co.                                     3,719         268,437
  Gap (The)                                      12,119         131,491
  General Motors                                  7,802         303,498
  Goodyear Tire & Rubber                          2,291          20,367
  Harley-Davidson                                 4,251         197,459
  Harrah's Entertainment*                         1,575          75,931
  Hasbro Inc.                                     2,430          27,046
  Hilton Hotels                                   5,190          59,062
  Home Depot                                     32,913         859,029
  International Game Technology*                  1,233          85,250
  Interpublic Group                               5,304          84,068
  Johnson Controls                                1,226          94,181
  Jones Apparel Group*                            1,762          54,093
  KB Home                                           706          34,481
  Knight-Ridder Inc.                              1,181          66,620
  Kohl's Corp.*                                   4,709         286,354
  Leggett & Platt                                 2,760          54,620
  Limited Brands, Inc.                            7,201         103,262
  Liz Claiborne, Inc.                             1,476          36,826
  Lowe's Cos.                                    10,880         450,432
  Marriott International                          3,383          98,073
  Mattel, Inc.                                    6,064         109,213
  May Department Stores                           4,201          95,657
  Maytag Corp.                                    1,078          24,988
  McDonald's Corp.                               18,057         318,887
  McGraw-Hill                                     2,716         166,274
  Meredith Corp.                                    693          29,834
  New York Times                                  2,178          98,990
  Newell Rubbermaid Co.                           3,746         115,639
  NIKE Inc.                                       3,772         162,875
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER DISCRETIONARY - 13.27%
(CONTINUED)
  Nordstrom                                       1,888  $       33,871
  Office Depot*                                   4,310          53,185
  Omnicom Group                                   2,610         145,325
  Penney (J.C.)                                   3,704          58,968
  Pulte Homes, Inc.                                 829          35,340
  RadioShack Corp                                 2,520          50,551
  Reebok International*                             828          20,741
  Sears, Roebuck & Co.                            4,530         176,670
  Sherwin-Williams                                2,175          51,504
  Snap-On Inc.                                      813          18,683
  Staples, Inc.*                                  6,485          82,943
  Starbucks Corporation*                          5,356         110,548
  Starwood Hotels & Resorts                       2,776          61,905
  Target Corp.                                   12,677         374,225
  Stanley Works                                   1,200          39,204
  Tiffany & Co.                                   2,052          43,974
  TJX Companies Inc.                              7,660         130,220
  TMP Worldwide Inc.*                             1,555          13,995
  Toys R Us, Inc.*                                2,989          30,428
  Tribune Co.                                     4,183         174,891
  TRW Inc.                                        1,773         103,809
  Tupperware Corp.                                  817          13,579
  Univision Communications*                       3,202          73,006
  V.F. Corp.                                      1,558          56,057
  Viacom Inc.*                                   24,919       1,010,465
  Visteon Corp.                                   1,830          17,330
  Wal-Mart Stores                                62,653       3,085,035
  Walt Disney Co.                                28,627         433,413
  Wendy's International                           1,522          50,393
  Whirlpool Corp.                                   940          43,108
  Yum! Brands, Inc*                               4,096         113,500
                                                         --------------
                                                             14,599,186
                                                         --------------
CONSUMER STAPLES - 9.89%
  Alberto-Culver                                    796          39,028
  Albertson's                                     5,704         137,809
  Anheuser-Busch                                 12,420         628,452
  Archer-Daniels-Midland                          9,293         116,255
  Avon Products                                   3,317         152,914
  Brown-Forman Corp.*                               959          64,205
  Campbell Soup                                   5,760         127,181
  Clorox Co.                                      3,267         131,268
  Coca Cola Co.                                  34,958       1,676,586
  Coca-Cola Enterprises                           6,245         132,644
  Colgate-Palmolive                               7,750         418,113
  ConAgra Foods, Inc.                             7,547         187,543
  Coors (Adolph)                                    507          28,544
  CVS Corp.                                       5,487         139,095
  General Mills                                   5,118         227,342
  Gillette Co.                                   14,824         438,790
  Heinz (H.J.)                                    4,922         164,247
  Hershey Foods                                   1,906         118,267
  Kellogg Co.                                     5,713         189,957
  Kimberly-Clark                                  7,382         418,116
  Kroger Co.*                                    11,291         159,203
  Pepsi Bottling Group                            3,988          93,319
  PepsiCo Inc.                                   24,823         917,210
  Philip Morris                                  29,725       1,153,330
  Procter & Gamble                               18,193       1,626,090
  RJ Reynolds Tobacco                             1,290          52,013
  Safeway Inc.*                                   6,779         151,172

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER STAPLES - 9.89% (CONTINUED)
  Sara Lee Corp.                                 10,999  $      201,172
  Supervalu Inc.                                  1,871          30,217
  Sysco Corp.                                     9,359         265,702
  UST Inc.                                        2,323          65,532
  Walgreen Co.                                   14,328         440,729
  Winn-Dixie                                      1,975          25,912
  Wrigley (Wm) Jr.                                3,163         156,537
                                                         --------------
                                                             10,874,494
                                                         --------------
ENERGY - 5.85%
  Amerada Hess                                    1,247          84,646
  Anadarko Petroleum                              3,499         155,845
  Apache Corp.                                    1,925         114,441
  Ashland Inc.                                      969          25,960
  Baker Hughes                                    4,717         136,935
  BJ Services*                                    2,200          57,200
  Burlington Resources                            2,885         110,669
  ChevronTexaco Corp.                            14,985       1,037,711
  ConocoPhillips                                  9,477         438,216
  Devon Energy Corp.                              2,169         104,654
  EOG Resources                                   1,623          58,363
  Exxon Mobil Corp.                              94,935       3,028,427
  Halliburton Co.                                 6,029          77,834
  Kerr-McGee                                      1,414          61,424
  Marathon Oil Corp.                              4,346          98,567
  Nabors Industries Ltd.*                         1,978          64,780
  Noble Corporation*                              1,858          57,598
  Occidental Petroleum                            5,246         148,881
  Rowan Cos.                                      1,317          24,549
  Schlumberger Ltd.                               8,086         310,988
  Sunoco, Inc.                                    1,118          33,719
  Transocean Inc.                                 4,482          93,226
  Unocal Corp.                                    3,426         107,542
                                                         --------------
                                                              6,432,175
                                                         --------------
FINANCIALS - 19.84%
  ACE Limited                                     3,600         106,596
  AFLAC Corporation                               7,335         225,111
  Allstate Corp.                                 10,015         356,033
  Ambac Financial Group                           1,484          79,973
  American Express                               18,751         584,656
  American International Group                   36,690       2,006,943
  AmSouth Bancorporation                          5,117         106,127
  Aon Corp.                                       3,781          77,473
  Bank One Corp.                                 16,374         612,388
  Bank of America Corp.                          21,153       1,349,561
  Bank of New York                               10,354         297,574
  BB&T Corporation                                6,613         231,720
  Bear Stearns Cos.                               1,323          74,617
  Capital One Financial                           3,017         105,354
  Charles Schwab                                 19,202         167,057
  Charter One Financial                           3,315          98,517
  Chubb Corp.                                     2,383         130,660
  Cincinnati Financial                            2,268          80,695
  Citigroup Inc.                                 71,153       2,109,686
  Comerica Inc.                                   2,501         120,598
  Countrywide Credit Industries                   1,718          81,004
  Equity Office Properties                        5,820         150,272
  Equity Residential                              3,802          91,020
  Fannie Mae                                     14,032         835,465
  Federal Home Loan Mtg.                          9,763         545,752
                                                 SHARES           VALUE

                                                    -------------------
FINANCIALS - 19.84% (CONTINUED)
  Fifth Third Bancorp                             8,111  $      496,637
  First Tennessee National                        1,750          60,673
  Fleet Boston Financial Group                   14,683         298,505
  Franklin Resources                              3,668         114,075
  Golden West Financial                           2,214         137,667
  Goldman Sachs Group                             6,625         437,449
  Hartford Financial Services Group               3,445         141,245
  Household International                         6,431         182,062
  Huntington Bancshares                           3,529          64,193
  Jefferson-Pilot                                 2,113          84,731
  John Hancock Financial                          4,194         116,593
  J.P. Morgan Chase & Co.                        27,955         530,865
  KeyCorp                                         5,949         148,547
  Lehman Bros.                                    3,351         164,367
  Lincoln National                                2,660          81,263
  Loews Corp.                                     2,689         115,331
  Marsh & McLennan                                7,566         315,048
  Marshall & Ilsley Corp.                         3,000          83,670
  MBIA Inc.                                       2,087          83,376
  MBNA Corp.                                     17,946         329,847
  Mellon Bank Corp.                               6,224         161,388
  Merrill Lynch                                  12,183         401,430
  MetLife Inc.                                    9,900         225,324
  MGIC Investment                                 1,505          61,449
  Moody's Corp                                    2,192         106,312
  Morgan Stanley                                 15,403         521,854
  National City Corp.                             8,512         242,847
  North Fork Bancorporation                       2,275          86,086
  Northern Trust Corp.                            3,120         117,686
  Plum Creek Timber Co.                           2,550          57,656
  PNC Bank Corp.                                  3,989         168,216
  Principal Financial Group*                      4,900         128,282
  Progressive Corp.                               3,087         156,295
  Providian Financial Corp.*                      4,002          19,610
  Prudential Financial*                           8,175         233,478
  Regions Financial Corp.                         3,193         104,315
  SAFECO Corp.                                    1,794          57,013
  Simon Property Group, Inc                       2,480          88,610
  SLM Corporation                                 2,202         205,094
  SouthTrust Corp.                                4,813         116,715
  St. Paul Cos.                                   2,916          83,748
  State Street Corp.                              4,569         176,546
  Stilwell Financial                              3,109          37,526
  SunTrust Banks                                  4,052         249,117
  Synovus Financial                               4,092          84,377
  T. Rowe Price Group                             1,733          43,256
  Torchmark Corp.                                 1,743          59,715
  Travelers Property Casualty Corp.              13,418         181,546
  Union Planters Corporation                      2,893          79,442
  UNUM Corp.                                      3,406          69,312
  U.S. Bancorp                                   26,772         497,424
  Wachovia Corp.                                 19,116         624,902
  Washington Mutual                              13,353         420,219
  Wells Fargo                                    24,005       1,156,079
  XL Capital                                      1,862         136,857
  Zions Bancorp                                   1,301          56,633
                                                         --------------
                                                             21,827,355
                                                         --------------
HEALTH CARE - 14.70%
  Abbott Labs                                    21,800         880,720
  Aetna Inc.                                      2,012          72,050

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 14.70% (CONTINUED)
  Allergan, Inc.                                  1,844  $      100,314
  AmerisourceBergen Corp.                         1,445         103,202
  Amgen Inc.*                                    18,055         752,894
  Anthem, Inc.*                                   1,875         121,875
  Applera Corp-Applied Biosystems Group           2,978          54,497
  Bard (C.R.) Inc.                                  718          39,224
  Bausch & Lomb                                     753          24,977
  Baxter International Inc.                       8,290         253,260
  Becton, Dickinson                               3,630         103,092
  Biogen, Inc.*                                   2,076          60,765
  Biomet, Inc.                                    3,786         100,821
  Boston Scientific*                              5,666         178,819
  Bristol-Myers Squibb                           27,186         647,027
  Cardinal Health, Inc.                           6,331         393,788
  Chiron Corporation*                             2,657          92,836
  CIGNA Corp.                                     2,056         145,462
  Forest Laboratories*                            2,499         204,943
  Genzyme General*                                2,979          61,397
  Guidant Corp.*                                  4,280         138,287
  HCA Inc.                                        7,237         344,554
  Health Management Assoc.*                       3,448          69,719
  HEALTHSOUTH Corp.*                              5,523          22,920
  Humana Inc.*                                    2,371          29,400
  IMS Health Inc.                                 4,154          62,185
  Johnson & Johnson                              41,854       2,263,464
  King Pharmaceuticals*                           3,450          62,687
  Lilly (Eli) & Co.                              15,792         873,929
  Manor Care Inc.*                                1,437          32,304
  McKesson Corp.                                  4,015         113,745
  MedImmune, Inc.*                                3,430          71,756
  Medtronic Inc.                                 17,000         716,040
  Merck & Co.                                    31,803       1,453,715
  Pfizer, Inc.                                   86,924       2,522,532
  Pharmacia Corp                                 18,110         704,117
  Quintiles Transnational*                        1,682          15,996
  Schering-Plough                                20,571         438,574
  St Jude Medical*                                2,442          87,179
  Stryker Corp.*                                  2,763         159,149
  Tenet Healthcare Corp.*                         6,856         339,372
  United Health Group Inc.                        4,378         381,849
  Watson Pharmaceuticals*                         1,495          36,642
  WellPoint Health Networks*                      2,040         149,532
  Wyeth                                          18,531         589,286
  Zimmer Holdings*                                2,725         104,477
                                                         --------------
                                                             16,175,373
                                                         --------------
INDUSTRIALS - 11.32%
  3M Company                                      5,508         605,715
  Allied Waste Industries*                        2,767          20,337
  American Power Conversion*                      2,743          26,223
  American Standard*                              1,025          65,211
  AMR Corp.*                                      2,169           9,066
  Apollo Group, Inc.*                             2,400         104,232
  Automatic Data Processing Inc.                  8,658         301,039
  Avery Dennison Corp.                            1,543          87,920
  Boeing Company                                 11,763         401,471
  Burlington Northern Santa Fe                    5,433         129,957
  Caterpillar Inc.                                4,822         179,475
  Cendant Corporation*                           14,629         157,408
  Cintas Corporation                              2,383          99,895
  Concord EFS, Inc.*                              7,076         112,367
                                                 SHARES           VALUE

                                                    -------------------
INDUSTRIALS - 11.32% (CONTINUED)
  Convergys Corp.*                                2,417  $       36,328
  Cooper Industries, Ltd.                         1,315          39,910
  Crane Company                                     838          16,559
  CSX Corp.                                       2,994          78,982
  Cummins Inc.                                      580          13,700
  Danaher Corp.                                   2,008         114,155
  Deere & Co.                                     3,301         150,030
  Delta Air Lines                                 1,732          16,090
  Deluxe Corp.                                      956          43,077
  Donnelley (R.R.) & Sons                         1,635          38,439
  Dover Corp.                                     2,843          72,155
  Eaton Corp.                                       974          62,083
  Emerson Electric                                6,009         264,035
  Equifax Inc.                                    2,035          44,241
  Federal Express                                 4,187         209,643
  First Data                                     10,716         299,512
  FIserv Inc.*                                    2,629          73,822
  Fluor Corp.                                     1,126          27,519
  General Dynamics                                2,835         230,571
  General Electric                              139,615       3,441,510
  Genuine Parts                                   2,433          74,547
  Goodrich Corporation                            1,432          27,036
  Grainger (W.W.) Inc.                            1,314          55,911
  Block H&R                                       2,576         108,218
  Honeywell International Inc.                   11,425         247,466
  Illinois Tool Works                             4,279         249,594
  Ingersoll-Rand Co. Ltd.                         2,360          81,278
  ITT Industries, Inc.                            1,241          77,352
  Lockheed Martin Corp.                           6,186         400,049
  Masco Corp.                                     6,797         132,881
  McDermott International*                          866           5,309
  Navistar International Corp.*                     834          18,081
  Norfolk Southern Corp.                          5,416         109,349
  Northrop Grumman Corp.                          1,550         192,262
  PACCAR Inc.                                     1,615          54,571
  Pall Corp.                                      1,715          27,080
  Parker-Hannifin                                 1,647          62,932
  Paychex, Inc.                                   5,263         127,733
  Pitney-Bowes                                    3,426         104,459
  Power-One Inc.*                                 1,107           3,299
  Raytheon Co.                                    5,489         160,828
  Robert Half International*                      2,469          39,183
  Rockwell Collins                                2,582          56,649
  Rockwell Automation, Inc.                       2,582          42,009
  Ryder System                                      852          21,240
  Sabre Holding Corp.*                            1,875          36,281
  Southwest Airlines                             10,758         140,499
  Textron Inc.                                    1,983          67,620
  Thomas & Betts Corp.*                             817          11,512
  Tyco International                             28,036         395,307
  Union Pacific                                   3,488         201,851
  United Parcel Service                          15,425         964,525
  United Technologies                             6,587         372,100
  Waste Management Inc.                           8,815         205,566
                                                         --------------
                                                             12,447,254
                                                         --------------
INFORMATION TECHNOLOGY - 12.18%
  ADC Telecommunications, Inc.*                  11,086          12,749
  Adobe Systems Incorporated                      3,331          63,622
  Advanced Micro Devices*                         4,772          25,482
  Agilent Technologies*                           6,472          84,524

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
INFORMATION TECHNOLOGY - 12.18%
(CONTINUED)
  Altera Corporation*                             5,408  $       46,887
  Analog Devices*                                 5,080         100,076
  Andrew Corp.*                                   1,393           9,124
  Apple Computer, Inc.*                           4,926          71,427
  Applied Materials, Inc.*                       22,940         264,957
  Applied Micro Circuits Corporation*             4,195          11,998
  Autodesk, Inc.                                  1,538          19,486
  Avaya Inc.*                                     4,951           7,080
  BMC Software*                                   3,429          44,817
  Broadcom Corporation*                           3,682          39,324
  CIENA Corporation*                              4,594          13,644
  Cisco Systems, Inc.*                          103,051       1,079,974
  Citrix Systems, Inc.*                           2,639          15,913
  Computer Associates International               8,109          77,846
  Computer Sciences Corp.*                        2,391          66,446
  Compuware Corporation*                          5,226          15,939
  Comverse Technology, Inc.*                      2,605          18,209
  Corning Inc.*                                  13,294          21,270
  Dell Computer Corporation*                     36,663         861,947
  Electronic Arts Inc.*                           1,925         126,973
  Electronic Data Systems                         6,657          93,065
  EMC Corp.*                                     31,130         142,264
  Gateway Inc.*                                   4,564          13,555
  Hewlett-Packard                                42,801         499,488
  Intel Corporation                              94,253       1,309,174
  International Business Machines                23,825       1,391,142
  Intuit Inc.*                                    2,972         135,315
  Jabil Circuit*                                  2,769          40,926
  JDS Uniphase Corporation*                      18,824          36,669
  KLA-Tencor Corporation*                         2,601          72,672
  Lexmark International Inc*                      1,826          85,822
  Linear Technology Corporation                   4,448          92,163
  LSI Logic*                                      5,154          32,728
  Lucent Technologies*                           47,943          36,437
  Maxim Integrated Products, Inc.*                4,539         112,386
  Mercury Interactive Corporation*                1,161          19,923
  Micron Technology*                              8,439         104,390
  Microsoft Corporation*                         76,004       3,324,415
  Millipore Corp.                                   671          21,331
  Molex Incorporated                              2,748          64,633
  Motorola Inc.                                  31,885         324,589
  National Semiconductor*                         2,476          29,563
  NCR Corp.*                                      1,365          27,027
  Network Appliance, Inc.*                        4,649          34,077
  Novell Inc.*                                    5,107          10,725
  Novellus Systems, Inc.*                         2,013          41,891
  NVIDIA Corporation*                             2,031          17,385
  Oracle Corporation*                            77,100         606,006
  Parametric Technology Corp.*                    3,691           6,644
  PeopleSoft, Inc.*                               4,254          52,622
  PerkinElmer                                     1,730           9,429
  PMC - Sierra, Inc.*                             2,319           8,998
  QLogic Corporation*                             1,302          33,904
  QUALCOMM Incorporated*                         10,742         296,694
  Rational Software Corporation*                  2,750          11,880
  Sanmina-SCI Corporation*                        7,318          20,271
  Scientific-Atlanta                              2,197          27,484
  Siebel Systems, Inc.*                           6,496          37,352
  Solectron*                                     11,582          24,438
  Sun Microsystems, Inc.*                        45,588         118,073
  SunGard Data Systems*                           3,825          74,396
                                                 SHARES           VALUE

                                                    -------------------
INFORMATION TECHNOLOGY - 12.18%
(CONTINUED)
  Symbol Technologies                             3,209  $       24,613
  Tektronix Inc.*                                 1,292          21,228
  Tellabs, Inc.*                                  5,771          23,488
  Teradyne Inc.*                                  2,545          24,432
  Texas Instruments                              24,324         359,267
  Thermo Electron*                                2,497          40,277
  Unisys Corp.*                                   4,481          31,367
  VERITAS Software Corporation*                   5,630          82,592
  Waters Corporation*                             1,841          44,644
  Xerox Corp.*                                   10,120          50,094
  Xilinx, Inc.*                                   4,690          74,280
  Yahoo! Inc.*                                    8,153          78,024
                                                         --------------
                                                             13,395,966
                                                         --------------
MATERIALS - 2.60%
  Air Products & Chemicals                        3,193         134,138
  Alcoa Inc                                      11,926         230,172
  Allegheny Technologies Inc                      1,127           7,799
  Ball Corp.                                        768          38,700
  Bemis Company                                     741          36,605
  Boise Cascade                                     814          18,559
  Dow Chemical                                   12,668         345,963
  Du Pont (E.I.)                                 13,945         502,996
  Eastman Chemical                                1,083          41,338
  Ecolab Inc.                                     1,795          74,905
  Engelhard Corp.                                 1,823          43,442
  Freeport-McMoRan Copper & Gold*                 2,021          27,203
  Georgia-Pacific Group                           3,215          42,084
  Great Lakes Chemical Corp.                        705          16,934
  Hercules, Inc.*                                 1,523          14,027
  International Paper                             6,769         226,017
  International Flavors and Fragrances            1,331          42,392
  Louisiana-Pacific Corp.*                        1,468           9,498
  MeadWestvaco Corporation                        2,789          53,577
  Monsanto Co.                                    3,664          56,023
  Newmont Mining Corp.                            5,502         151,360
  Nucor Corp.                                     1,092          41,387
  Pactiv Corp.*                                   2,240          36,848
  Phelps Dodge*                                   1,255          32,166
  PPG Industries                                  2,365         105,716
  Praxair, Inc.                                   2,259         115,457
  Rohm & Haas                                     3,094          95,914
  Sealed Air Corp.*                               1,175          19,846
  Sigma-Aldrich Corporation                       1,026          50,551
  Temple-Inland                                     693          26,771
  United States Steel Corp.                       1,403          16,289
  Vulcan Materials                                1,425          51,528
  Weyerhaeuser Corp.                              3,038         132,972
  Worthington Industries Inc.                     1,199          22,421
                                                         --------------
                                                              2,861,598
                                                         --------------
TELECOMMUNICATION SERVICES - 3.47%
  ALLTEL Corp.                                    4,363         175,087
  AT&T Corp.                                     53,949         647,927
  AT&T Wireless Services*                        38,232         157,516
  BellSouth                                      26,364         484,043
  Century Telephone                               1,982          44,456
  Citizens Communications*                        3,936          26,686
  Nextel Communications, Inc.*                   12,799          96,632
  Qwest Communications International*            23,380          53,306
  SBC Communications Inc.                        47,066         946,027

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TELECOMMUNICATION SERVICES - 3.47%
(CONTINUED)
  Sprint Corp. FON                               12,463  $      113,663
  Sprint Corp. PCS*                              13,847          27,140
  Verizon Communications                         38,117       1,045,932
                                                         --------------
                                                              3,818,415
                                                         --------------
UTILITIES - 2.76%
  AES Corp.*                                      7,485          18,787
  Allegheny Energy                                1,757          23,017
  Ameren Corporation                              1,933          80,509
  American Electric Power                         4,756         135,594
  Calpine Corp.*                                  5,292          13,071
  CINergy Corp.                                   2,235          70,246
  CMS Energy                                      1,867          15,048
  Consolidated Edison                             2,985         120,057
  Constellation Energy Group                      2,298          56,967
  Dominion Resources                              3,873         196,477
  DTE Energy Co.                                  2,284          92,959
  Duke Energy                                    12,374         241,912
  Dynegy Inc.                                     4,927           5,715
  Edison International*                           4,575          45,750
  El Paso Corp.                                   8,126          67,202
  Entergy Corp.                                   3,103         129,085
  Exelon Corp.                                    4,506         214,035
  FirstEnergy Corp.                               4,181         124,970
  FPL Group                                       2,470         132,886
  Keyspan Energy                                  1,953          65,426
  Kinder Morgan                                   1,743          61,789
  Mirant Corporation*                             5,632          12,447
  NICOR Inc.                                        629          17,738
  NiSource Inc.                                   2,905          50,053
  Peoples Energy                                    497          16,744
  PG&E Corp.*                                     5,438          61,232
  Pinnacle West Capital                           1,188          32,979
  PPL Corp.                                       2,257          73,443
  Progress Energy, Inc.                           3,074         125,634
  Progress Energy, Inc. CVO                       1,214             219
  Public Service Enterprise Inc.                  2,915          88,908
  Reliant Energy                                  4,188          41,922
                                                 SHARES           VALUE

                                                    -------------------
UTILITIES - 2.76% (CONTINUED)
  Sempra Energy                                   2,910  $       57,182
  Southern Co.                                    9,765         281,035
  TECO Energy                                     2,151          34,158
  TXU Corp.                                       3,723         155,287
  Williams Cos.                                   7,239          16,360
  Xcel Energy Inc                                 5,527          51,456
                                                         --------------
                                                              3,028,299
                                                         --------------
    Total Common Stocks
       (cost $179,916,662)                                  105,460,115
                                                         --------------
UNIT INVESTMENT TRUST(4) - 1.45%
  S&P 500 Depositary Receipts                    19,550       1,598,995
                                                         --------------
    Total Unit Investment Trust
       (cost $1,844,996)                                      1,598,995
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------
SHORT-TERM INVESTMENTS(4) - 2.70%
VARIABLE RATE DEMAND NOTES(1) - 2.25%
  USBank (1.560% due 12/31/31)            $   2,476,808  $    2,476,808
                                                         --------------
U.S. TREASURY BILL - 0.45%
  U.S. Treasury Bill (1.670% due
     12/19/02)                                  500,000         498,191
                                                         --------------
      Total Short-Term Investments
         (cost $2,974,999)                                    2,974,999
                                                         --------------
TOTAL INVESTMENTS - 100.03%
   (cost $184,736,657)(2)                                   110,034,109
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 34.68%
  2.02% due 10/01/02                                         17,164,939
  2.06% due 10/01/02                                         20,979,369
                                                         --------------
      Total CS First Boston Repurchase
         Agreement                                           38,144,308
OTHER ASSETS AND LIABILITIES - (34.71%)                     (38,177,345)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $  110,001,072
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $185,839,011 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $7,467,192 and ($83,272,094), respectively.
(3) This security was purchased with cash collateral held from securities lending.
(4) Securities and other assets with an aggregate value of $3,056,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (12/02)                          15      ($320,475)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 83.76%
CONSUMER DISCRETIONARY - 13.93%
  99(Cents) Only Stores*                          1,666  $       34,486
  Abercrombie & Fitch Co.*                        2,406          47,326
  American Eagle Outfitters*                      1,739          20,972
  Arvinmeritor Inc                                1,609          30,088
  Bandag Inc.                                       499          15,220
  Barnes & Noble*                                 1,623          34,343
  Belo Corp.                                      2,664          58,288
  BJ's Wholesale Club*                            1,761          33,477
  BLYTH Inc.                                      1,139          31,778
  Bob Evans Farms Inc.                              838          19,861
  Borders Group*                                  1,968          31,094
  Borg Warner Inc.                                  637          31,621
  Brinker International*                          2,381          61,668
  Callaway Golf Co.                               1,884          19,594
  Catalina Marketing*                             1,334          37,459
  CBRL Group                                      1,277          29,141
  CDW Computer Centers, Inc.*                     2,136          90,481
  Cheesecake Factory*                             1,175          35,050
  Claire's Stores Inc.                            1,180          25,724
  Clayton Homes                                   3,324          36,498
  Coach, Inc.*                                    2,102          53,811
  Copart Inc.*                                    2,166          23,501
  D.R. Horton                                     3,472          64,649
  Dollar Tree Stores, Inc.*                       2,717          59,883
  Emmis Communications*                           1,248          23,712
  Entercom Communications*                        1,196          56,655
  Extended Stay America*                          2,252          28,600
  Federal Signal Corp.                            1,089          20,059
  Furniture Brands International*                 1,321          30,317
  Gentex Corp*                                    1,816          49,377
  GTECH Holdings Corp.*                           1,390          34,500
  Harte-Hanks, Inc.                               2,287          42,561
  Hispanic Broadcasting*                          2,625          48,956
  International Speedway                          1,286          51,093
  Krispy Kreme Doughnuts*                         1,300          40,638
  Lear Corporation*                               1,553          64,682
  Lee Enterprises                                 1,066          35,029
  Lennar Corp                                     1,548          86,347
  Macrovision Corporation*                        1,226          14,994
  Mandalay Resort Group*                          1,713          57,471
  Media General                                     555          28,222
  Michaels Stores*                                1,570          71,749
  Modine Manufacturing Co.                          803          15,273
  Mohawk Industries*                              1,573          78,099
  Neiman-Marcus Group                             1,154          30,293
  Outback Steakhouse*                             1,852          50,893
  Papa John's International Inc.*                   549          15,992
  Park Place Entertainment*                       7,299          58,027
  Payless Shoesource Inc.*                          538          29,057
  PETsMART Inc.*                                  3,250          57,883
  Pier 1 Imports                                  2,375          45,291
  Reader's Digest Association                     2,421          37,889
  Ross Stores                                     1,936          68,999
  SAKS Inc.*                                      3,437          36,192
  Scholastic Corp.*                                 954          42,625
  Six Flags Inc.*                                 2,236           7,871
  Superior Industries International Inc.            626          29,471
  Timberland Co*                                    939          29,748
  Unifi Inc.*                                     1,304           8,176
  United Rentals*                                 1,774          14,973
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 13.93%
(CONTINUED)
  Washington Post                                   229  $      148,620
  Westwood One, Inc.*                             2,596          92,806
  Williams-Sonoma Inc.*                           2,758          65,172
                                                         --------------
                                                              2,674,325
                                                         --------------
CONSUMER STAPLES - 5.11%
  Church & Dwight                                   946          31,360
  Constellation Brands*                           2,100          48,510
  Dean Foods*                                     2,098          83,458
  Dial Corporation                                2,296          49,272
  Dole Foods                                      1,348          39,132
  Dreyer's Grand Ice Cream                          834          58,263
  Hormel Foods Corp.                              3,362          73,561
  Interstate Bakeries Corp.                         884          23,488
  J.M. Smucker Co.                                1,158          42,499
  Lancaster Colony                                  896          37,740
  Longs Drug Stores Corp.                           917          21,174
  McCormick & Co.                                 3,348          76,334
  Pennzoil-Quaker State                           1,924          42,270
  PepsiAmericas, Inc.                             3,773          53,577
  Ruddick Corp.                                   1,120          17,013
  Sensient Technologies Corp.                     1,145          24,194
  Smithfield Foods*                               2,700          42,390
  Tootsie Roll                                    1,258          37,388
  Tyson Foods                                     8,452          98,297
  Universal Corp.                                   647          22,690
  Whole Foods Market*                             1,350          57,833
                                                         --------------
                                                                980,443
                                                         --------------
ENERGY - 6.01%
  Cooper Cameron Corp*                            1,306          54,539
  ENSCO International                             3,618          90,595
  FMC Technologies*                               1,573          26,363
  Forest Oil*                                     1,131          28,841
  Grant Prideco*                                  2,647          22,605
  Hanover Compressor Co.*                         1,527          12,674
  Helmerich & Payne                               1,223          41,863
  Murphy Oil                                      1,096          89,949
  National-Oilwell Inc.*                          1,957          37,927
  Noble Energy, Inc                               1,370          46,539
  Ocean Energy,Inc.                               4,158          82,952
  Overseas Shipholding Group Inc.                   829          12,667
  Patterson UTI-Energy*                           1,848          47,142
  Peabody Energy Corp.                            1,250          31,875
  Pioneer Natural Resources*                      2,735          66,324
  Pride International*                            3,214          41,782
  Smith International*                            2,390          70,051
  Tidewater Inc.                                  1,465          39,540
  Valero Energy                                   2,572          68,081
  Varco International*                            2,322          39,288
  Weatherford International Ltd.*                 3,128         116,174
  Western Gas Resources Inc.                        790          24,688
  XTO Energy Inc.                                 3,000          61,830
                                                         --------------
                                                              1,154,289
                                                         --------------
FINANCIALS - 16.24%
  A.G. Edwards                                    1,903          60,858
  Allmerica Financial                             1,280          15,360
  American Financial Group                        1,653          38,052
  AmeriCredit Corp.*                              3,591          28,979
  AmerUs Group Co.                                1,000          28,360
  Associated Banc-Corp.                           1,749          55,496
  Astoria Financial                               2,233          54,485
  Bank of Hawaii Corp.                            1,648          45,979

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 16.24% (CONTINUED)
  Banknorth Group Inc                             3,548  $       84,265
  City National Corp.                             1,164          54,440
  Colonial BancGroup                              2,898          35,935
  Commerce Bancorp.                               1,582          65,669
  Compass Bancshares                              3,084          90,947
  E*Trade Group*                                  8,739          38,889
  Eaton Vance                                     1,675          46,297
  Everest Re Group                                1,229          67,423
  Fidelity Natational Financial                   2,280          65,527
  First Virginia Banks                            1,735          64,716
  FirstMerit Corp.                                2,053          43,975
  Gallagher (Arthur J.)                           2,050          50,533
  Golden State Bancorp                            3,286         106,204
  Greater Bay Bancorp                             1,203          21,883
  Greenpoint Financial Corp.                      2,423         101,136
  HCC Insurance Holdings                          1,468          35,247
  Hibernia Corp.                                  3,849          76,942
  Horace Mann Educators Corp.                       985          14,480
  Hospitality Properties Trust                    1,515          50,177
  Independence Community Bank                     1,423          35,703
  IndyMac Bancorp*                                1,371          26,419
  Investment Technology Group*                    1,175          34,381
  Investors Financial Services                    1,544          41,796
  LaBranche & Co.*                                1,421          28,775
  Legg Mason                                      1,612          68,607
  Leucadia National Corp.                         1,338          45,492
  M&T Bank Corp.                                  2,286         180,160
  Mercantile Bankshares                           1,689          64,469
  Metris Companies Inc.                           1,433           3,310
  National Commerce Financial                     4,925         123,371
  Neuberger Berman Inc.                           1,702          45,869
  New Plan Excel Realty Trust                     2,259          41,656
  New York Community Bancorp                      2,575          72,538
  Ohio Casualty Corp.*                            1,454          23,671
  Old Republic International                      2,878          81,678
  PMI Group                                       2,156          58,665
  Protective Life Corp.                           1,659          51,047
  Provident Financial Group Inc.                  1,190          29,857
  Radian Group                                    2,270          74,138
  Roslyn Bancorp                                  2,028          35,307
  SEI Investments                                 2,614          62,422
  Silicon Valley Bancshares*                      1,118          18,928
  Sovereign Bancorp                               6,140          79,206
  StanCorp Financial Group                          724          38,300
  TCF Financial                                   1,859          78,691
  The MONY Group                                  1,152          28,420
  Unitrin, Inc.                                   1,629          50,010
  Waddell & Reed Financial Investment             1,937          34,207
  Webster Financial Corp.                         1,192          40,027
  Westamerica Bancorp                               836          33,674
  Wilmington Trust Corp.                          1,580          45,693
                                                         --------------
                                                              3,118,741
                                                         --------------
HEALTH CARE - 11.80%
  AdvancePCS*                                     2,200          49,566
  Apogent Technologies*                           2,558          47,732
  Apria Healthcare Group Inc.*                    1,319          31,076
  Barr Laboratories*                              1,027          63,972
  Beckman Coulter Inc.                            1,475          57,083
  Charles River Labs*                             1,000          39,250
  Covance Inc.*                                   1,438          28,142
  Cytyc Corporation*                              2,923          31,335
  Dentsply International                          1,884          75,680
  Edwards Lifesciences Corp.*                     1,433          36,670
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 11.80% (CONTINUED)
  Express Scripts, Inc.*                          1,916  $      104,460
  First Health Groupv                             2,411          65,386
  Gilead Sciences, Inc.*                          4,644         155,713
  Health Net, Inc.*                               2,989          64,114
  Hillenbrand Industries                          1,512          82,102
  ICN Pharmaceuticals, Inc.                       1,972          17,866
  IDEC Pharmaceuticals Corporation*               3,691         153,250
  INCYTE Genomics Inc*                            1,607           7,456
  IVAX Corp.*                                     4,763          58,442
  LifePoint Hospitals*                              950          29,629
  Lincare Holdings Inc.*                          2,607          80,921
  Millennium Pharmaceuticals, Inc.*               6,683          62,286
  Mylan Laboratories                              3,037          99,431
  Omnicare, Inc.                                  2,261          47,752
  Oxford Health Plans*                            2,115          82,358
  PacifiCare Health Systems Inc.*                   837          19,326
  Patterson Dental*                               1,637          83,782
  Perrigo Co.*                                    1,781          18,932
  Protein Design Labs Inc.*                       2,131          17,687
  Quest Diagnostics*                              2,313         142,319
  Schein (Henry) Inc.*                            1,033          54,491
  Sepracor Inc.*                                  2,015          10,559
  SICOR Inc.*                                     3,175          48,292
  STERIS Corp.*                                   1,678          41,799
  Triad Hospitals*                                1,743          66,147
  Universal Health Services*                      1,457          74,526
  Varian Medical Systems*                         1,650          70,934
  Vertex Pharmaceuticals*                         1,814          33,541
  VISX Inc.*                                      1,329          12,266
                                                         --------------
                                                              2,266,273
                                                         --------------
INDUSTRIALS - 10.69%
  AGCO Corp.*                                     1,741          40,391
  Airborne Inc.                                   1,162          13,177
  Alaska Air Group Inc.*                            642          11,363
  Albany International Corp.                        755          14,330
  Alexander & Baldwin Inc.                          979          21,783
  Ametek Inc.                                       793          23,092
  Atlas Air Worldwide Holdings Inc.*                925           2,229
  Banta Corp.                                       597          21,194
  BISYS Group*                                    2,848          47,590
  C.H. Robinson Worldwide                         2,045          55,256
  Carlisle Cos.                                     732          26,850
  Ceridian Corp.*                                 3,541          50,459
  Certegy, Inc.*                                  1,669          33,547
  Checkfree Corp*                                 1,865          21,224
  ChoicePoint Inc.*                               2,028          72,278
  CNF Inc.                                        1,179          37,009
  CSG Systems International*                      1,283          13,985
  DeVRY Inc.*                                     1,689          31,449
  Donaldson Co.                                   1,067          36,630
  DST Systems Inc.*                               2,913          85,846
  Dun & Bradstreet*                               1,801          60,532
  Dycom Industries Inc.*                          1,149          10,525
  Education Management*                             822          36,390
  EGL Inc.*                                       1,156          12,728
  Energizer Holdings Inc.*                        2,120          64,448
  Expeditors International                        2,494          69,682
  Fastenal                                        1,836          57,981
  Flowserve Corporation*                          1,270          12,700
  GATX Corp.                                      1,178          23,324
  Granite Construction Inc.                         995          16,398
  Harsco Corp.                                      967          26,293
  HON Industries                                  1,419          36,114

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 10.69% (CONTINUED)
  Hubbell Inc.                                    1,418  $       41,221
  J.B. Hunt Transport Services Inc.*                870          20,489
  Jacobs Engineering Group*                       1,294          39,959
  Kaydon Corp.                                      724          14,509
  Kelly Services Inc.                               868          18,810
  Kennametal Inc.                                   847          27,206
  Korn/Ferry International*                         915           7,174
  L-3 Communications Holdings*                    2,271         119,682
  Manpower Inc.                                   1,840          53,986
  Miller (Herman)                                 1,830          32,501
  Nordson Corporation                               799          18,968
  Pentair Inc.                                    1,187          44,121
  Pittston Brink's Group                          1,313          29,411
  Precision Castparts                             1,247          27,035
  Quanta Services Inc.*                           1,450           3,016
  Republic Services*                              3,993          75,068
  Rollins Inc.                                      727          14,104
  Sequa Corp.                                       251          13,077
  Sotheby's Holdings Inc.*                        1,483          10,381
  SPX Corp.*                                        974          98,277
  Swift Transportation*                           2,062          32,167
  Sylvan Learning Systems Inc.*                     937          12,818
  Tecumseh Products Co.                             447          18,756
  Teleflex                                          940          42,845
  Trinity Industries Inc.                         1,064          17,513
  Valassis Communication*                         1,296          45,451
  Viad Corp.                                      2,143          43,781
  Wallace Computer Services Inc.                    991          17,490
  York International                                941          26,535
                                                         --------------
                                                              2,053,148
                                                         --------------
INFORMATION TECHNOLOGY - 9.01%
  3Com Corp.*                                     8,517          33,557
  Activision, Inc.*                               1,592          38,097
  Acxiom Corp.*                                   2,103          29,821
  Adtran Inc.*                                      955          14,898
  Advanced Fibre Communications*                  1,983          26,314
  Advent Software, Inc.*                            818           9,366
  Affiliated Computer*                            3,164         134,628
  Arrow Electronics*                              2,413          30,476
  Ascential Software Corp.*                       6,293          11,692
  Atmel Corporation*                             11,252          11,927
  Avnet, Inc                                      2,854          30,795
  Avocent Corp.*                                  1,079          14,437
  Cabot Microelectronics Corp.*                     581          21,636
  Cadence Design Systems*                         6,365          64,732
  Cirrus Logic Inc.*                              2,058           5,248
  CommScope Inc.*                                 1,485          10,068
  Credence Systems Corp.*                         1,455          12,600
  Cree Inc.*                                      1,752          21,900
  Cypress Semiconductor*                          2,910          19,090
  Diebold, Inc.                                   1,728          56,886
  Fairchild Semiconductor*                        2,814          26,649
  FEI Company*                                      774          11,184
  Gartner Inc.*                                   2,080          16,640
  Harris Corp.                                    1,599          53,551
  Henry (Jack) & Assoc.                           2,150          26,725
  Imation Corp.*                                    845          23,939
  InFocus Corp.*                                    944           7,193
  Integrated Device Technology, Inc.*             2,522          26,330
  Internet Security Systems Inc.*                 1,156          14,242
  Intersil Corp.*                                 3,250          42,120
  Intl Rectifier*                                 1,532          23,930
  Keane Inc.*                                     1,827          12,332
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 9.01%
(CONTINUED)
  KEMET Corp.*                                    2,073  $       17,724
  Lam Research*                                   3,036          27,020
  Lattice Semiconductor Corp.*                    2,647          16,464
  Legato Systems Inc.*                            2,665           7,350
  LTX Corp.*                                      1,175           5,358
  Macromedia Inc.*                                1,406          10,868
  McDATA Corp.*                                   2,720          14,770
  Mentor Graphics Corp.*                          1,560           7,613
  Micrel Inc.*                                    2,247          13,842
  Microchip Technology Incorporated*              4,836          98,896
  MPS Group Inc.*                                 2,476          14,361
  National Instruments*                           1,237          27,078
  Network Associates, Inc.*                       3,711          39,448
  Newport Corporation*                              886           9,994
  Plantronics Inc.*                               1,135          18,501
  Plexus Corp.*                                   1,008           9,324
  Polycom Inc.*                                   2,347          15,936
  Powerwave Technologies Inc.*                    1,557           5,278
  Quantum Corp.*                                  3,762           8,314
  Retek Inc.*                                     1,232           4,435
  Reynolds & Reynolds                             1,734          38,911
  RF Micro Devices, Inc.*                         4,033          24,198
  RSA Security Inc.*                              1,359           4,566
  SanDisk Corp.*                                  1,652          21,658
  Semtech Corp*                                   1,702          16,509
  Storage Technology*                             2,537          26,664
  Sybase Inc.*                                    2,390          27,772
  Sykes Enterprises Inc.*                           973           4,096
  Symantec Corporation*                           3,373         113,434
  Synopsys, Inc.*                                 1,795          68,479
  Tech Data Corp.*                                1,331          35,138
  Titan Corp.*                                    1,821          17,482
  Transaction Systems*                              887           5,499
  Triquint Semiconductor Inc.*                    3,152          11,127
  Varian Inc.*                                      716          19,769
  Vishay Intertechnology*                         3,855          33,923
  Wind River Systems Inc.*                        1,880           6,054
                                                         --------------
                                                              1,730,856
                                                         --------------
MATERIALS - 3.98%
  A. Schulman Inc.                                  707          12,252
  Airgas Inc.*                                    1,675          21,993
  AK Steel Holding Corp.*                         2,607          19,057
  Albemarle Corp.                                 1,000          25,290
  Arch Coal Inc.                                  1,267          20,969
  Bowater Inc.                                    1,322          46,667
  Cabot Corp.                                     1,517          31,857
  Carpenter Technology Corp.                        536           6,968
  Crompton Corp.                                  2,732          27,457
  Cytec Industries Inc.*                            961          21,094
  Ferro Corp.                                       929          21,460
  FMC Corp.*                                        830          21,431
  Glatfelter                                      1,033          11,931
  GrafTech International Ltd.*                    1,349           9,780
  H.B. Fuller Co.                                   684          18,194
  IMC Global Inc.                                 2,779          33,487
  Longview Fibre Co.                              1,236           8,578
  Lubrizol Corp.                                  1,236          34,942
  Lyondell Petrochemical                          3,795          45,312
  Martin Marietta                                 1,174          38,237
  Minerals Technologies Inc.                        473          17,534
  Olin Corp.                                      1,331          21,802
  Packaging Corp. of America*                     2,555          44,738
  Potlatch Corp.                                    684          19,617

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 3.98% (CONTINUED)
  Rayonier Inc.                                     660  $       27,661
  RPM, Inc.                                       2,699          37,948
  Solutia Inc.                                    2,522          13,165
  Sonoco Products                                 2,313          49,290
  Valspar Corp                                    1,199          44,722
  Wausau-Mosinee Paper Corp.                      1,246          11,475
                                                         --------------
                                                                764,908
                                                         --------------
TELECOMMUNICATION SERVICES - .51%
  Broadwing Inc.*                                 5,294          10,482
  Price Communications Corp.*                     1,328          15,006
  Telephone & Data Systems                        1,417          71,488
                                                         --------------
                                                                 96,976
                                                         --------------
UTILITIES - 6.48%
  AGL Resources Inc.                              1,326          29,291
  Allete, Inc.                                    2,013          43,481
  Alliant Energy                                  2,119          40,791
  American Water Works                            2,420         108,077
  Aquila, Inc.                                    4,300          17,630
  Black Hills Corp.                                 642          16,814
  CLECO Corp.                                     1,088          14,655
  DPL Incorporated                                3,062          50,370
  DQE Inc.                                        1,742          26,130
  Energy East                                     3,477          68,879
  Equitable Resources                             1,545          53,380
  Great Plains Energy Inc.                        1,497          28,668
  Hawaiian Electric Industries                      820          35,342
  Idaho Power                                       906          22,043
  MDU Resources                                   1,673          38,195
  National Fuel Gas                               1,920          38,150
  Northeast Utilities                             3,391          57,308
  NSTAR                                           1,283          50,743
  Oklahoma Gas & Electric                         1,886          31,817
  ONEOK Inc.                                      1,445          27,311
  Pepco Holdings, Inc.*                           4,055          80,897
  PNM Resources Inc.                                946          18,731
  Puget Energy, Inc.                              2,098          42,820
  Questar Corp.                                   1,971          45,018
  SCANA Corp.                                     2,535          65,961
  Sierra Pacific Resources                        2,471          15,073
  Vectren Corporation                             1,638          36,036
  Westar Energy Inc.                              1,696          17,062
  WGL Holdings Inc.                               1,175          28,093
  Wisconsin Energy                                2,819          68,501
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 6.48% (CONTINUED)
  WPS Resources Corp.                               750  $       26,580
                                                         --------------
                                                              1,243,847
                                                         --------------
    Total Common Stocks
       (cost $19,726,796)                                    16,083,806
                                                         --------------

UNIT INVESTMENT TRUST - 3.37%
  S&P MidCap 400 Depositary Receipts              8,713         646,940
                                                         --------------
    Total Unit Investment Trust
       (cost $692,087)                                          646,940
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(4) - 21.50%
VARIABLE RATE DEMAND NOTES(1) - 13.72%
  American Family (1.412% due 12/31/31)   $     529,468  $      529,468
  US Bank (1.560% due 12/31/31)                 894,893         894,893
  Wisconsin Corp. Central Credit Union
     (1.480% due 12/31/31)                      329,830         329,830
  Wisconsin Electric (1.452% due
     12/31/31)                                  879,563         879,563
                                                         --------------
                                                              2,633,754
                                                         --------------
U.S. TREASURY BILL - 7.78%
  (1.670% due 12/19/02)                           1,500       1,494,574
                                                         --------------
    Total Short-Term Investments
       (cost $4,128,328)                                      4,128,328
                                                         --------------
TOTAL INVESTMENTS - 108.63%
   (cost $24,547,211)(2)                                     20,859,074
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 15.79%
  2.02% due 10/01/02                                          1,364,788
  2.06% due 10/01/02                                          1,666,075
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              3,032,863
OTHER ASSETS AND LIABILITIES - (24.42)%                      (4,689,746)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   19,202,191
                                                         ==============


-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $24,659,338 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,764,257 and ($5,564,522), respectively.
(3) This security was purchased with cash collateral held from securities lending.
(4) Securities and other assets with an aggregate value of $2,447,100 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (12/02)                   12      ($197,100)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 94.99%
BASIC MATERIALS - 3.87%
  Airgas Inc.*                                    1,504  $       19,748
  AMCOL International Corp.                         517           2,895
  Arch Chemicals Inc.                               523           9,268
  Brush Engineered Materials Inc.*                  434           3,385
  Buckeye Technologies Inc.*                        629           4,623
  Cabot Microelectronics Corp.*                     591          22,009
  Caraustar Industries Inc.                         688           6,433
  Carpenter Technology Corp.                        501           6,513
  Century Aluminum Co.                              308           2,144
  ChemFirst Inc.                                    285           8,197
  Cleveland-Cliffs Inc.                             232           5,580
  Crompton Corp.                                  2,963          29,778
  Cytec Industries Inc.*                          1,034          22,696
  Deltic Timber Corp.                               258           5,671
  Ferro Corp.                                       846          19,543
  FMC Corp.*                                        708          18,281
  H.B. Fuller Co.                                   739          19,657
  Georgia Gulf Corp.                                717          16,398
  Gibraltar Steel Corp.                             220           4,897
  Glatfelter                                        257           2,968
  Great Lakes Chemical Corp.                        976          23,444
  Hecla Mining Co.*                               1,951           6,965
  International Specialty Products Inc.*            276           2,674
  Liquidmetal Technologies*                         131           1,047
  Longview Fibre Co.                              1,333           9,251
  Louisiana-Pacific Corp.*                        2,729          17,657
  MacDermid Inc.                                    676          13,486
  Material Sciences Corp.*                          266           3,237
  Millennium Chemicals Inc.                       1,642          16,223
  Minerals Technologies Inc.                        533          19,758
  NL Industries Inc.                                222           3,221
  Octel Corp.                                       257           4,855
  Olin Corp.                                      1,326          21,716
  Omnova Solutions Inc.*                          1,033           4,741
  Oregon Steel Mills Inc.*                          673           4,119
  Penford Corp.                                     199           2,687
  PolyOne Corp.                                   2,054          17,644
  Pope & Talbot Inc.                                408           5,243
  Potlatch Corp.                                    741          21,252
  Quaker Chemical Corp.                             201           3,867
  Reliance Steel & Aluminum Co.                     618          13,503
  Roanoke Electric Steel Corp.                      256           2,778
  Rock-Tenn Co.                                     294           4,533
  Royal Gold Inc.                                   326           6,217
  RTI International Metals Inc.*                    543           5,702
  Ryerson Tull Inc.                                 582           3,742
  Schnitzer Steel Industries Inc.                   106           1,918
  A. Schulman Inc.                                1,004          17,399
  Schweitzer-Mauduit International Inc.             388           8,284
  Solutia Inc.                                    2,735          14,277
  Southern Peru Copper Corp.                        368           5,045
  Spartech Corp.                                    384           8,125
  Steel Dynamics Inc.*                              832          10,891
  Stepan Co.                                        165           4,430
  Stillwater Mining Co.*                          1,125           6,750
  Symyx Technologies Inc.*                          598           6,261
  Terra Industries Inc.*                          1,016           1,880
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.87% (CONTINUED)
  Tremont Corp.                                      33  $        1,056
  USEC Inc.                                       2,120          13,271
  Valhi Inc.                                        548           5,381
  W.R. Grace & CO.*                               1,709           2,734
  Wausau-Mosinee Paper Corp.                        946           8,713
  Wellman Inc.                                      831          11,343
                                                         --------------
                                                                598,004
                                                         --------------
COMMUNICATIONS - 6.42%
  At Road Inc.*                                     547           2,954
  1-800 Contacts Inc.*                              138           1,380
  1-800-FLOWERS.COM Inc.*                           323           2,261
  4 Kids Entertainment Inc.*                        248           5,885
  ACME Communications Inc.*                         241           1,880
  Acterna Corp.*                                    697             279
  Adtran Inc.*                                      528           8,237
  Advo Inc.*                                        492          15,621
  Aeroflex Inc.*                                  1,566           7,893
  Aether Systems Inc.*                              943           2,527
  Agile Software Corp.*                             984           6,307
  AirGate PCS Inc.*                                 638             281
  Akamai Technologies Inc.*                       2,567           2,131
  Alamosa Holdings Inc.*                          1,923             442
  Alaska Communications Systems Group
     Inc.*                                          162             272
  Allegiance Telecom Inc.*                        2,692           2,234
  Allen Telecom Inc.*                               717           3,829
  Alloy Inc.*                                       814           6,764
  American Tower Corp.*                           4,215           6,702
  AmeriTrade Holding Corp.*                       2,400           8,952
  Anaren Microwave Inc.*                            586           4,817
  Anixter International Inc.*                       815          16,789
  answerthink Inc.*                               1,223           1,773
  APAC Customer Services Inc.*                      674           1,961
  Ariba Inc.*                                     6,895           9,308
  Arris Group Inc.*                               1,707           6,316
  Asiainfo Holdings Inc.*                           755           2,518
  Aspect Communications Corp.*                    1,370           2,014
  Audiovox Corp.*                                   437           3,059
  Avanex Corp.*                                   1,527           2,092
  Avenue A Inc.*                                    905           2,263
  Avocent Corp.*                                  1,084          14,504
  Beasley Broadcast Group Inc.*                     153           1,922
  Black Box Corp.*                                  529          17,563
  Boston Communications Group Inc.*                 335           3,457
  Broadwing Inc.*                                 4,997           9,894
  Cable Design Technologies Corp.*                1,157           7,081
  C-COR.net Corp.*                                  821           3,046
  Centennial Communications Corp.*                  261             757
  Centillium Communications Inc.*                   724             869
  Chordiant Software Inc.*                          932             867
  ClearOne Communications Inc.*                     190             648
  CNET Networks Inc.*                             3,238           3,562
  Commonwealth Telephone Enterprises
     Inc.*                                          283           9,840
  CommScope Inc.*                                 1,346           9,126
  Computer Network Technology Corp.*                750           3,765
  Courier Corp.                                      96           3,648
  Cross Media Marketing Corp.*                      218             164
  Crown Castle International Corp.*               5,338          11,583
  Crown Media Holdings Inc.*                        654           2,289
  CT Communications Inc.                            439           6,366
  Digital Insight Corp.*                            737          11,586

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.42% (CONTINUED)
  Digital River Inc.*                               699  $        5,361
  Digitas Inc.*                                     244             537
  Dobson Communications Corp.*                      553             171
  DoubleClick Inc.*                               3,095          15,908
  drugstore.com inc.*                               679           1,134
  E.piphany Inc.*                                 1,635           5,886
  EarthLink Inc.*                                 3,262          17,419
  EMS Technologies Inc.*                            274           2,811
  Enterasys Networks Inc.*                        4,215           5,480
  Entrust Inc.*                                   1,250           3,925
  eResearch Technology Inc.*                        211           3,893
  eSpeed Inc.*                                      587           5,964
  eUniverse Inc.*                                   312             914
  Extreme Networks Inc.*                          2,687          11,312
  F5 Networks Inc.*                                 578           4,364
  Finisar Corp.*                                  3,471           2,395
  Fisher Communications Inc.                        129           6,063
  Foundry Networks Inc.*                          2,245          12,303
  FreeMarkets Inc.*                               1,024           5,079
  General Communications Inc.*                    1,079           4,057
  Golden Telecom Inc.*                              309           3,723
  Grey Global Group Inc.                             20          11,800
  GSI Commerce Inc.*                                487           2,459
  Harmonic Inc.*                                  1,554           2,720
  Harris Interactive Inc.*                          965           2,220
  Hickory Tech Corp.                                365           4,836
  Hollinger International Inc.                    1,352          12,290
  Homestore Inc.*                                 2,019             606
  Hypercom Corp.*                                   882           2,523
  I-Many Inc.*                                    1,052           2,104
  Inet Technologies Inc.*                           306           1,551
  Infonet Services Corp.*                         1,637           3,667
  Information Holdings Inc.*                        266           5,759
  Inktomi Corp.*                                  3,793             948
  INRANGE Technologies Corp.*                       227             633
  Insight Communications Co. Inc.*                1,078           9,950
  InterDigital Communications Corp.*              1,419          12,345
  Interland, Inc.*                                3,195           6,550
  Internet Security Systems Inc.*                   993          12,234
  Interwoven Inc.*                                2,767           5,556
  Intrado Inc.*                                     397           3,835
  ITXC Corp.*                                       495           1,228
  Ixia*                                             561           2,300
  j2 Global Communications Inc.*                    130           2,586
  Journal Register Co.*                             711          13,402
  Keynote Systems Inc.*                             627           4,107
  LendingTree Inc.*                                 172           2,535
  Liberate Technologies*                          2,788           4,349
  Liberty Corp.                                     440          15,752
  Lightbridge Inc.*                                 737           4,975
  LodgeNet Entertainment Corp.*                     287           2,198
  LookSmart Ltd.*                                 1,784           1,730
  Martha Stewart Living Omnimedia Inc.*             260           1,820
  MasTec Inc.*                                      524           1,693
  MatrixOne Inc.*                                 1,225           5,317
  Mediacom Communications Corp.*                  1,399           7,513
  Metro One Telecommunications Inc.*                483           4,106
  MRV Communications Inc.*                        2,364           2,009
  Neoforma Inc.*                                    195           1,839
  Net.Bank Inc.*                                  1,276          13,283
  Net2Phone Inc.*                                   463           1,093
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.42% (CONTINUED)
  Netegrity Inc.*                                   700  $        1,442
  Netflix Inc.*                                     144           1,397
  NetRatings Inc.*                                  199           1,162
  Netro Corp.*                                    1,004           2,058
  New Focus Inc.*                                 1,737           4,690
  Newport Corporation*                              989          11,156
  Next Level Communications Inc.*                   432             333
  Nextel Partners Inc.*                           1,765           9,496
  NIC Inc.*                                         628           1,074
  North Pittsburgh Systems Inc.                     392           5,225
  Openwave Systems Inc.*                          4,541           2,815
  Oplink Communications Inc.*                     2,680           1,554
  Optical Communications Products Inc.*             390             300
  Overstock.com Inc.*                                78             464
  Overture Services Inc.*                         1,331          31,372
  Paradyne Networks Inc.*                           716             952
  Paxson Communications Corp.*                      803           1,767
  PC-Tel Inc.*                                      523           2,725
  Penton Media Inc.*                                388              93
  Plantronics Inc.*                                 985          16,056
  Playboy Enterprises Inc.*                         363           3,470
  Portal Software Inc.*                           3,115             748
  Powerwave Technologies Inc.*                    1,707           5,787
  Price Communications Corp.*                     1,257          14,204
  priceline.com Inc.*                             3,302           4,821
  PRIMEDIA Inc.*                                  3,408           4,737
  Private Media Group Inc.*                         376             887
  ProQuest Co.*                                     361          10,956
  Proxim Corp.*                                   3,110           5,443
  PTEK Holdings Inc.*                             1,232           5,741
  Pulitzer Inc.                                     233           9,704
  QRS Corp.*                                        355           2,354
  Quovadx Inc.*                                     546             764
  R.H. Donnelley Corp.*                             714          18,564
  Raindance Communications Inc.*                  1,129           3,489
  RCN Corp.*                                      1,542             786
  Regent Communications Inc.*                       696           3,536
  Register.com Inc.*                                770           2,333
  Remec Inc.*                                     1,174           4,003
  Riverstone Networks Inc.*                       3,164           1,614
  RMH Teleservices Inc.*                            305           2,489
  RSA Security Inc.*                              1,178           3,958
  S1 Corp.*                                       1,848           9,905
  Safeguard Scientifics Inc.*                     3,118           3,461
  Saga Communications Inc.*                         389           7,197
  Salem Communications Corp.*                       228           5,112
  Sapient Corp.*                                  2,121           2,185
  Secure Computing Corp.*                           765           2,448
  SeeBeyond Technology Corp.*                     1,362           1,907
  Shenandoah Telecommunications Co.                  85           4,313
  Sinclair Broadcast Group Inc.*                    803          11,001
  Sirius Satellite Radio Inc.*                    1,800           1,800
  SITEL Corp.*                                    1,477           2,585
  Somera Communications Inc.*                       819           1,679
  SonicWALL Inc.*                                 1,333           3,666
  Sonus Networks Inc.*                            4,719             991
  Spanish Broadcasting System Inc.*                 942           6,170
  SpectraLink Corp.*                                438           2,492
  Spectrian Corp.*                                  299             882
  Stamps.com Inc.*                                  915           3,870
  Stratex Networks, Inc.*                         2,151           2,751

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.42% (CONTINUED)
  Stratos Lightwave Inc.*                         1,900  $          684
  SureWest Communications                           347          10,157
  Sycamore Networks Inc.*                         4,150           9,753
  Talk America Holdings Inc.*                     1,797           4,169
  Tekelec*                                        1,211          10,451
  Tellium Inc.*                                   2,035             773
  Terayon Communication Systems Inc.*             1,697           3,937
  Thomas Nelson Inc.*                               209           1,839
  TIBCO Software Inc.*                            2,093           7,849
  Time Warner Telecom Inc.*                       1,111             900
  Tollgrade Communications Inc.*                    332           2,593
  Touch America Holdings Inc.*                    2,708           1,679
  Triton PCS Holdings Inc.*                         507           1,060
  TriZetto Group Inc.*                              789           3,929
  Turnstone Systems Inc.*                           917           2,036
  UbiquiTel Inc.*                                 1,531             383
  United Online Inc.*                               542           5,198
  US Unwired Inc.*                                2,322           1,625
  Value Line Inc.                                    36           1,404
  ValueClick Inc.*                                1,793           3,909
  ValueVision Media Inc.*                           526           6,185
  Verity Inc.*                                      576           5,730
  ViaSat Inc.*                                      481           3,030
  Vignette Corp.*                                 6,132           4,912
  Vitria Technology Inc.*                         1,936           1,510
  WatchGuard Technologies Inc.*                     686           3,018
  WebEx Communications, Inc.*                       604           6,758
  webMethods Inc.*                                1,176           5,679
  Websense Inc.*                                    550           6,386
  Western Wireless Corp.*                         1,391           3,755
  World Wrestling Entertainment Inc.*               260           2,176
  XM Satellite Radio Holdings Inc.*               1,415           5,518
  Young Broadcasting Inc.*                          362           3,138
                                                         --------------
                                                                992,455
                                                         --------------
CONSUMER CYCLICAL - 12.66%
  7-Eleven Inc.*                                    605           5,185
  A.C. Moore Arts & Crafts Inc.*                    316           6,677
  Action Performance Cos.*                          407          10,460
  Advanced Marketing Services Inc.                  366           5,047
  Aeropostale Inc.*                                 326           5,020
  AFC Enterprises Inc.*                             372           7,511
  Aftermarket Technology Corp.*                     198           2,560
  AirTran Holdings Inc.*                          1,644           5,113
  Alaska Air Group Inc.*                            628          11,116
  Alliance Gaming Corp.*                          1,104          17,068
  Ambassadors Group Inc.*                           145           2,134
  AMC Entertainment Inc.*                           686           5,076
  American Woodmark Corp.                           119           6,038
  Ameristar Casinos Inc.*                           270           5,119
  Angelica Corp.                                    225           4,835
  AnnTaylor Stores Corp.*                         1,148          26,438
  Applica Inc.*                                     422           2,237
  Arctic Cat Inc.                                   417           5,821
  Argosy Gaming Co.*                                650          14,924
  Asbury Automotive Group Inc.*                     201           1,759
  Atlantic Coast Airlines Holdings Inc.*          1,060           9,805
  Aviall Inc.*                                      486           4,952
  Aztar Corp.*                                      893          11,797
  Bally Total Fitness Holding Corp.*                805           7,978
  Bandag Inc.                                       294           8,967
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.66% (CONTINUED)
  Bassett Furniture Industries Inc.                 263  $        3,622
  Beazer Homes USA Inc.*                            311          18,987
  bebe Stores Inc.*                                 114           1,346
  Bell Microproducts Inc.*                          454           1,898
  Benihana Inc.*                                    123           1,525
  Blair Corp.                                       208           4,254
  Bob Evans Farms Inc.                              913          21,638
  Boca Resorts Inc.*                                744           7,589
  Boyd Gaming Corp.*                                810          15,123
  Boyds Collection Ltd.*                            463           2,982
  Brookstone Inc.*                                  221           2,718
  Brown Shoe Co. Inc.                               458           8,198
  BUCA Inc.*                                        397           3,176
  Building Materials Holding Corp.*                 318           3,721
  Burlington Coat Factory Warehouse
     Corp.                                          466           8,388
  Bush Industries Inc.                              221           1,781
  Cache Inc.*                                        68             904
  California Pizza Kitchen Inc.*                    370           8,514
  Carmike Cinemas Inc.*                              58           1,044
  Casey's General Stores Inc.                     1,015          11,723
  Cash America International Inc.                   572           4,685
  Cato Corp.                                        381           7,231
  Champion Enterprises Inc.*                      1,272           3,740
  Championship Auto Racing Teams Inc.*              281           1,059
  Champps Entertainment Inc.*                       216           1,691
  Charlotte Russe Holding Inc.*                     196           1,862
  Charming Shoppes Inc.*                          2,802          18,914
  Checkers Drive-In Restaurants Inc.*               193           1,544
  Cherokee Inc.*                                    124           2,000
  Chicago Pizza & Brewery Inc.*                     275           1,895
  Children's Place Retail Stores Inc.*              298           3,010
  Choice Hotels International Inc.*                 583          13,473
  Christopher & Banks Corp.                         612          15,373
  Churchill Downs Inc.                              157           5,731
  CKE Restaurants Inc.*                           1,326           5,304
  Claire's Stores Inc.                            1,104          24,067
  Coachmen Industries Inc.                          375           5,629
  Coldwater Creek Inc.*                             124           1,634
  Kenneth Cole Productions Inc.*                    185           3,756
  Cole National Corp.*                              254           3,188
  Collins & Aikman Corp.*                           515           1,849
  CompX International Inc.                           97             900
  Cost Plus Inc.*                                   504          13,532
  CSK Auto Corp.*                                   550           6,864
  Culp Inc.*                                        158           1,343
  Daisytek International Corp.*                     462           6,006
  Dave & Buster's Inc.*                             287           3,217
  Deb Shops Inc.                                    110           2,742
  dELiA*s Corp.*                                    845             887
  Department 56 Inc.*                               288           3,010
  DHB Industries Inc.*                              349             740
  Dominion Homes Inc.*                               54             837
  Donnelly Corp.                                     77           1,995
  Dover Motorsports Inc.                            407           1,628
  Dover Downs Gaming & Entertainment
     Inc.                                           261           2,125
  Dress Barn Inc.*                                  727          11,312
  Duane Reade Inc.*                                 566           9,056
  Dura Automotive Systems Inc.*                     385           4,716
  Electronics Boutique Holdings Corp.*              263           7,219
  Escalade Inc.*                                     94           1,866
  ExpressJet Holdings Inc.*                         783           7,204

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.66% (CONTINUED)
  Factory 2-U Stores Inc.*                          338  $          656
  F A O Inc.*                                       435           1,240
  Finlay Enterprises Inc.*                          139           2,097
  Fleetwood Enterprises Inc.*                       913           6,154
  Footstar Inc.*                                    525           4,095
  Fred's Inc.                                       565          16,870
  Friedman's Inc.                                   433           3,369
  Frontier Airlines Inc.*                           770           3,758
  G&K Services Inc.                                 509          17,230
  Galyan's Trading Co. Inc.*                        271           2,713
  Gart Sports Co.*                                  164           3,095
  Gaylord Entertainment Co.*                        574          10,860
  Genesco Inc.*                                     524           7,231
  Goody's Family Clothing Inc.*                     413           1,949
  Group 1 Automotive Inc.*                          489          10,929
  Guess? Inc.*                                      196             841
  Guitar Center Inc.*                               356           6,686
  Gymboree Corp.*                                   624          10,177
  Hancock Fabrics Inc.                              442           7,138
  Handleman Co.*                                    647           5,920
  Haverty Furniture Cos. Inc.                       398           4,975
  Hibbett Sporting Goods Inc.*                      183           3,797
  Hollywood Casino Corp.*                           270           3,262
  Hollywood Entertainment Corp.*                  1,377          19,994
  Hot Topic Inc.*                                   824          14,857
  Hovnanian Enterprises Inc.*                       391          13,216
  Hughes Supply Inc.                                622          18,125
  IHOP Corp.*                                       516          12,436
  IMPCO Technologies Inc.*                          254             914
  Insight Enterprises Inc.*                       1,070          10,861
  Interface Inc.                                  1,138           4,506
  Intertan Inc.*                                    610           4,258
  Isle of Capri Casinos Inc.*                       414           6,906
  J. Jill Group Inc.*                               469           8,170
  Jack in the Box Inc.*                             963          21,956
  JAKKS Pacific Inc.*                               601           6,683
  Johnson Outdoors Inc.*                             96           1,009
  Kmart Corp.*                                   13,009           6,374
  K2 Inc.*                                          468           3,697
  Kellwood Co.                                      599          13,693
  Keystone Automotive Industries Inc.*              268           4,422
  Kimball International Inc.                        883          12,203
  K-Swiss Inc.                                      307           6,561
  La Quinta Corp.*                                3,588          17,222
  Landry's Restaurants Inc.                         572          12,921
  Libbey Inc.                                       401          12,776
  Liberty Livewire Corp.*                           126             198
  Linens 'N Things Inc.*                            872          16,019
  Lithia Motors Inc.*                               284           4,831
  Lone Star Steakhouse & Saloon Inc.                498          10,453
  Longs Drug Stores Corp.                           804          18,564
  Luby's Inc.*                                      585           2,878
  M/I Schottenstein Homes Inc.                      315           9,923
  Macrovision Corporation*                        1,116          13,649
  Magna Entertainment Corp.*                      1,154           6,275
  Marcus Corp.                                      514           6,733
  Marine Products Corp.                             172           1,825
  MarineMax Inc.*                                   191           1,721
  Marvel Enterprises Inc.*                          444           3,108
  Maxwell Shoe Co.*                                 358           4,063
  M.D.C. Holdings Inc.                              505          17,827
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.66% (CONTINUED)
  Men's Wearhouse Inc.*                             803  $       11,804
  Meritage Corp.*                                   199           7,055
  Mesa Air Group Inc.*                              805           2,938
  Mesaba Holdings Inc.*                             250           1,360
  Midwest Express Holdings Inc.*                    305           1,220
  Mobile Mini Inc.*                                 323           4,183
  Movado Group Inc.                                 213           3,461
  Modine Manufacturing Co.                          739          14,056
  Modtech Holdings Inc.*                            232           2,320
  Monarch Casino & Resort Inc.*                      84           1,119
  Monaco Coach Corp.*                               623          12,479
  Mossimo Inc.*                                     128             753
  Mothers Work Inc.*                                 53           2,016
  Movie Gallery Inc.*                               451           6,770
  MTR Gaming Group Inc.*                            548           5,047
  Multimedia Games Inc.*                            267           5,258
  National Presto Industries Inc.                   123           3,552
  Nautica Enterprises Inc.*                         655           6,812
  Nautilus Group Inc.*                              780          15,210
  Navigant International Inc.*                      316           3,318
  Nu Skin Enterprises Inc.                        1,154          14,079
  O'Charley's Inc.*                                 413           7,740
  OfficeMax Inc.*                                 3,005          12,260
  Oneida Ltd.                                       377           5,252
  Oshkosh B'Gosh Inc.                               268           9,208
  Oshkosh Truck Corporation*                        391          22,052
  Owens & Minor Inc.                                889          12,704
  Oxford Industries Inc.                            158           3,460
  P.F. Chang's China Bistro Inc.*                   421          12,222
  Pacific Sunwear of California Inc.*               786          16,003
  Palm Harbor Homes Inc.*                           450           5,225
  Panera Bread Co.*                                 599          16,173
  Papa John's International Inc.*                   353          10,283
  ParkerVision Inc.*                                222           2,509
  Party City Corp.*                                 154           2,118
  Payless Shoesource Inc.*                          587          31,704
  PC Connection Inc.*                               172             698
  Pegasus Solutions Inc.*                           647           6,826
  Penn National Gaming Inc.*                        792          14,953
  Pep Boys-Manny Moe & Jack                       1,253          15,349
  Phillips-Van Heusen Corp.                         601           7,573
  Pinnacle Entertainment Inc.*                      627           4,577
  PriceSmart Inc.*                                   99           1,980
  Prime Hospitality Corp.*                        1,177           9,651
  Quaker Fabric Corp.*                              305           1,918
  Quiksilver Inc.*                                  508          11,476
  Racing Champions Ertl Corp.*                      221           3,611
  Rare Hospitality International Inc.*              514          12,038
  Raytech Corp.*                                  1,085           6,608
  Regis Corp.                                     1,129          31,939
  Restoration Hardware Inc.*                        466           2,097
  Rex Stores Corp.*                                 219           2,256
  Russell Corp.                                     632           9,474
  Ryan's Family Steak Houses Inc.*                1,156          14,069
  Salton Inc.*                                      169           1,438
  ScanSource Inc.*                                  126           7,314
  School Specialty Inc.*                            386           9,654
  Scientific Games Corp.*                           880           5,897
  SCP Pool Corp.*                                   533          14,610
  Sharper Image Corp.*                              184           3,518
  Shoe Carnival Inc.*                               188           2,679

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.66% (CONTINUED)
  Shop At Home Inc.*                                900  $        2,106
  Shopko Stores Inc.*                               750           9,795
  Shuffle Master Inc.*                              464           8,635
  Skechers USA Inc.*                                404           3,854
  Skyline Corp.                                     161           4,378
  Smart & Final Inc.*                               308           1,309
  Sonic Corp.*                                      949          21,922
  Spartan Motors Inc.                               235           2,656
  Speedway Motorsports Inc.*                        356           8,384
  Sports Resorts International Inc.*                636           2,652
  Stage Stores Inc.*                                521          11,300
  Standard Motor Products Inc.                      180           1,946
  Standard Pacific Corp.                            839          19,616
  Stanley Furniture Co.*                            134           2,846
  Station Casinos Inc.*                             899          15,292
  Stein Mart Inc.*                                  570           3,329
  Steinway Musical Instruments Inc.*                108           1,658
  Steven Madden Ltd.*                               241           3,470
  Strattec Security Corp.*                           93           4,745
  Stride Rite Corp.                               1,037           8,203
  Superior Industries International Inc.            555          26,129
  TBC Corp.*                                        442           4,584
  Technical Olympic USA Inc.*                        25             382
  Tenneco Automotive Inc.*                          986           4,151
  Bombay Co.*                                       864           2,333
  Buckle Inc.*                                      184           3,698
  Finish Line Inc.*                                 490           4,420
  Sports Authority Inc.*                            854           5,098
  Steak N Shake Co.*                                592           6,512
  Topps Co.*                                        968           8,344
  Thor Industries Inc.                              400          13,904
  Too Inc.*                                         884          20,580
  Toro Co.                                          322          18,113
  Tower Automotive Inc.*                          1,606          10,760
  Tractor Supply Co.*                               356          11,314
  Trans World Entertainment Corp.*                  434           1,367
  Triarc Cos.*                                      346           7,851
  Tropical Sportswear International
     Corp.*                                          97           1,259
  Tuesday Morning Corp.*                            216           3,933
  Tweeter Home Entertainment Group Inc.*            504           3,478
  UAL Corp.*                                      1,456           3,116
  Ultimate Electronics Inc.*                        287           3,659
  Unifi Inc.*                                     1,307           8,195
  UniFirst Corp.                                    204           4,863
  United Auto Group Inc.*                           440           6,164
  United Stationers Inc.*                           783          20,593
  Universal Electronics Inc.*                       361           3,231
  Urban Outfitters Inc.*                            193           4,688
  Vail Resorts Inc.*                                219           3,101
  Vans Inc.*                                        480           2,731
  Virco Manufacturing Corp.                         139           1,344
  Wabash National Corp.*                            603           3,262
  Watsco Inc.                                       446           6,377
  WCI Communities*                                  180           2,285
  Wesco International Inc.*                         369           1,587
  West Marine Inc.*                                 270           3,431
  WestPoint Stevens Inc.*                           910             892
  Wet Seal Inc.*                                    730           7,300
  Whitehall Jewellers Inc.*                         292           3,072
  William Lyon Homes Inc.*                          129           2,955
  Wilsons The Leather Experts Inc.*                 349           2,485
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 12.66% (CONTINUED)
  Winnebago Industries Inc.                         314  $       12,411
  WMS Industries Inc.*                              571           8,051
  Wolverine World Wide Inc.                       1,085          16,274
  World Fuel Services Corp.                         231           4,457
  Wyndham International Inc.*                     3,909           1,328
  Zomax Inc.*                                       767           2,991
                                                         --------------
                                                              1,957,546
                                                         --------------
CONSUMER NON-CYCLICAL - 19.86%
  aaiPharma Inc.*                                   290           3,477
  Aaron Rents Inc.                                  344           7,912
  Abgenix Inc.*                                   2,038          13,227
  Abiomed Inc.*                                     325           1,073
  ABM Industries Inc.                               983          13,860
  Acacia Research Corp.*                            512           2,033
  Actrade Financial Technologies Ltd.*              179             451
  Administaff Inc.*                                 499           1,921
  Adolor Corp.*                                     814          11,412
  Advanced Neuromodulation Systems Inc.*            232           7,721
  Advanced Tissue Sciences Inc.*                  1,909           1,470
  Advisory Board Co.*                               121           3,584
  Aksys Ltd.*                                       665           3,731
  Alaris Medical Inc.*                              370           1,765
  Albany Molecular Research Inc.*                   540           9,196
  Alderwoods Group Inc.*                          1,041           6,767
  Alexion Pharmaceuticals Inc.*                     473           5,482
  Alico Inc.                                         89           2,532
  Align Technology Inc.*                            862           2,378
  Alkermes Inc.*                                  1,423          11,227
  Alliance Imaging Inc.*                            304           3,636
  Allos Therapeutics Inc.*                          599           5,080
  Alpharma Inc.                                     770           7,392
  American Healthways Inc.*                         279           4,511
  American Italian Pasta Co.*                       433          15,454
  American Medical Security Group Inc.*             161           2,277
  American Medical Systems Holdings
     Inc.*                                          509          10,562
  American Pharmaceutical Partners Inc.*            235           3,838
  AMERIGROUP Corp.*                                 251           8,421
  AmeriPath Inc.*                                   735          10,952
  Amsurg Inc.*                                      533          16,081
  Amylin Pharmaceuticals Inc.*                    1,599          26,575
  Antigenics Inc.*                                  572           4,622
  Aphton Corp.*                                     472           1,057
  Celera Genomics Group - Applera Corp.*          1,791          14,238
  Applied Molecular Evolution Inc.*                 401           1,572
  Apria Healthcare Group Inc.*                    1,064          25,068
  Arbitron Inc.*                                    766          26,121
  Arden Group Inc.*                                  35           1,943
  Arena Pharmaceuticals Inc.*                       508           2,845
  Ariad Pharmaceuticals Inc.*                       756           2,389
  ArQule Inc.*                                      554           2,853
  Array BioPharma Inc.*                             501           3,903
  Arrow International Inc.                          243           7,817
  ArthroCare Corp.*                                 570           6,908
  AtheroGenics Inc.*                                650           4,069
  Atrix Laboratories Inc.*                          533           7,888
  Aurora Foods Inc.*                                617             401
  Avigen Inc.*                                      524           4,155
  Banta Corp.                                       653          23,182
  Bentley Pharmaceuticals Inc.*                     316           2,686
  Beverly Enterprises Inc.*                       2,557           6,188

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Bio-Reference Laboratories Inc.*                  200  $        1,300
  BioMarin Pharmaceutical Inc.*                     946           5,477
  Biopure Corp.*                                    484           1,694
  Bio-Rad Laboratories Inc.*                        441          16,608
  BioReliance Corp.*                                 89           1,853
  Biosite Inc.*                                     299           8,668
  Bio-Technology General Corp.*                   1,525           4,514
  BLYTH Inc.                                        843          23,520
  Bone Care International Inc.*                     250           1,445
  Boston Beer Co.*                                  241           3,350
  Bowne & Co.                                       874           8,740
  Bradley Pharmaceuticals Inc.*                     216           1,892
  Bridgford Foods Corp.                              76             765
  Bright Horizons Family Solutions Inc.*            264           7,374
  BriteSmile Inc.*                                  315             236
  Bruker AXS Inc.*                                  200             420
  Bruker Daltonics Inc.*                            292           1,492
  Cadiz Inc.*                                       946           2,838
  Cambrex Corp.                                     586          21,565
  Cantel Medical Corp.*                             174           1,757
  Cardiac Science Inc.*                           1,431           2,833
  CardioDynamics International Corp.*               834           2,385
  CDI Corp.*                                        309           8,080
  Cell Genesys Inc.*                                858          10,339
  Cell Therapeutics Inc.*                           916           4,030
  Centene Corp.*                                    131           3,496
  Central Garden & Pet Co.*                         373           6,382
  Central Parking Corp.                             455           9,164
  Century Business Services Inc.*                 2,055           5,446
  Cepheid*                                          596           2,295
  Cerus Corp.*                                      352           5,868
  Charles River Associates Inc.*                    192           3,187
  Chattem Inc.*                                     135           5,512
  Chemed Corp.                                      256           7,877
  Chiquita Brands International Inc.*               937          14,477
  Cholestech Corp.*                                 306           3,173
  Cima Labs Inc.*                                   369           9,280
  Ciphergen Biosystems Inc.*                        500           1,500
  Clark/Bardes Inc.*                                370           6,582
  Closure Medical Corp.*                            138           1,540
  Cobalt Corp.*                                     245           4,092
  Coca-Cola Bottling Co. Consolidated                23           1,079
  Coinstar Inc.*                                    568          14,643
  Columbia Laboratories Inc.*                       683           3,074
  Conceptus Inc.*                                   346           5,294
  CONMED Corp.*                                     703          14,165
  Connetics Corp.*                                  799           7,391
  Consolidated Graphics Inc.*                       290           5,090
  Cooper Cos.                                       397          20,843
  Corinthian Colleges Inc.*                         987          37,249
  Corixa Corp.*                                   1,021           6,463
  Corn Products International Inc.                  880          25,300
  Cornell Cos. Inc.*                                342           2,719
  Corporate Executive Board Co.*                    965          27,551
  Corvel Corp.*                                     172           5,155
  CoStar Group Inc.*                                340           6,120
  Covance Inc.*                                   1,624          31,782
  CPI Corp.                                         185           2,544
  Cross Country Inc.*                               842          11,788
  CryoLife Inc.*                                    426           1,112
  CSS Industries Inc.*                               99           3,570
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Cubist Pharmaceuticals Inc.*                      705  $        3,603
  CuraGen Corp.*                                  1,118           4,718
  Curative Health Services Inc.*                    268           2,908
  CV Therapeutics Inc.*                             673          14,072
  Cyberonics Inc.*                                  567           9,758
  D&K Healthcare Resources Inc.                     335           2,998
  Datascope Corp.                                   311           8,416
  deCODE genetics Inc.*                             946           2,081
  Del Laboratories Inc.*                            103           1,862
  Del Monte Foods Co.*                              714           5,833
  Delta & Pine Land Co.                             958          17,953
  Deltagen Inc.*                                    178             267
  DiamondCluster International Inc.*                525           1,712
  DIANON Systems Inc.*                              221          10,456
  Digene Corp.*                                     306           2,417
  DIMON Inc.                                      1,075           6,708
  Discovery Partners International Inc.*            442           1,410
  Diversa Corp.*                                    628           5,357
  dj Orthopedics Inc.*                              191             730
  Dollar Thrifty Automotive Group Inc.*             637          10,224
  Durect Corp.*                                     644           1,996
  Dynacq International Inc.*                        140           1,630
  Electro Rent Corp.*                               365           3,533
  Elizabeth Arden Inc.*                             340           4,077
  Embrex Inc.*                                      188           2,087
  Endo Pharmaceuticals Holdings Inc.*               549           4,683
  Endocardial Solutions Inc.*                       359           1,160
  Endocare Inc.*                                    472           6,754
  Ennis Business Forms Inc.                         425           5,546
  Enzo Biochem Inc.*                                602           8,609
  Enzon Inc.*                                     1,121          21,568
  Eon Labs Inc.*                                    257           5,546
  EPIX Medical Inc.*                                326           1,477
  Esperion Therapeutics Inc.*                       763           4,364
  Euronet Worldwide Inc.*                           372           1,871
  EXACT Sciences Corp.*                             298           3,984
  Exelixis Inc.*                                  1,177           5,826
  Exult Inc.*                                     1,234           3,640
  Farmer Bros. Co.                                   23           7,475
  First Consulting Group Inc.*                      473           2,564
  First Horizon Pharmaceutical Corp.*               581           3,137
  Fleming Companies Inc.                          1,001           5,005
  Flowers Foods Inc.*                               576          13,092
  Forrester Research Inc.*                          371           5,554
  Fossil Inc.*                                      524          10,506
  FTI Consulting Inc.*                              481          19,125
  Gaiam Inc.*                                       143           1,640
  Gartner Inc.                                    2,158          17,480
  Gene Logic Inc.*                                  702           5,455
  Genencor International Inc.*                      252           2,397
  Genesis Health Ventures Inc.*                     730          12,001
  Genta Inc.*                                     1,010           6,484
  Gentiva Health Services Inc.*                     592           4,896
  Genzyme Biosurgery*                               979           1,831
  Geron Corp.*                                      645           2,516
  Great Atlantic & Pacific Tea Co.*                 436           3,654
  Green Mountain Coffee Inc.*                        82           1,057
  Guilford Pharmaceuticals Inc.*                    630           3,049
  Haemonetics Corp.*                                469          11,129
  Hain Celestial Group Inc.*                        613           8,980
  Hall Kinion & Associates Inc.*                    263           1,578

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Hanger Orthopedic Group Inc.*                     504  $        8,014
  John H. Harland Co.                               762          20,688
  Harvard Bioscience Inc.*                          457           1,385
  HealthTronics Surgical Services Inc.*             207           1,733
  Healthcare Services Group Inc.*                   242           3,301
  HealthExtras Inc.*                                398           1,684
  Heidrick & Struggles International
     Inc.*                                          472           7,170
  Hologic Inc.*                                     503           4,929
  Hooper Holmes Inc.                              1,397           8,661
  Horizon Organic Holding Corp.*                    170           2,652
  ICT Group Inc.*                                    80           1,620
  ICU Medical Inc.*                                 275          10,043
  IDEXX Laboratories Inc.*                          831          25,718
  iDine Rewards Networks Inc.*                      365           3,376
  IGEN International, Inc.*                         394          11,773
  ILEX Oncology Inc.*                               847           4,023
  Illumina Inc.*                                    619           2,129
  ImClone Systems Inc.*                           1,335          10,413
  Immucor Inc.*                                     244           3,965
  Immunogen Inc.*                                 1,048           3,396
  Immunomedics Inc.*                              1,067           6,402
  Impath Inc.*                                      460           5,939
  Impax Laboratories Inc.*                          680           3,305
  Inamed Corp.*                                     311           7,153
  INCYTE Genomics Inc*                            1,754           8,139
  Indevus Pharmaceuticals Inc.*                     987           1,530
  Ingles Markets Inc.                               260           2,782
  Inhale Therapeutic Systems Inc.*                1,441           7,245
  Insurance Auto Auctions Inc.*                     259           3,914
  Integra LifeSciences Holdings Corp.*              483           7,675
  Integrated Electrical Services Inc.*              794           2,970
  Inter Parfums Inc.*                                86             575
  InterMune Inc.*                                   650          21,333
  International Multifoods Corp.*                   412           8,075
  Interpore International*                          450           3,645
  Interstate Bakeries Corp.                       1,137          30,210
  Intuitive Surgical Inc.*                          785           6,272
  Invacare Corp.                                    687          23,530
  Inverness Medical Innovations Inc.*               174           1,651
  ISIS Pharmaceuticals Inc.*                      1,217          12,000
  ITT Educational Services Inc.*                  1,108          20,797
  J&J Snack Foods Corp.*                            159           5,859
  Jarden Corp.*                                     300           8,145
  Kelly Services Inc.                               441           9,556
  Kendle International Inc.*                        276           1,849
  Kensey Nash Corp.*                                189           2,843
  Kforce Inc.*                                      506           1,574
  Kindred Healthcare Inc.*                          295          10,924
  Korn/Ferry International*                         986           7,730
  KOS Pharmaceuticals Inc.*                         141           1,579
  Kosan Biosciences Inc.*                           448           2,930
  Kroll Inc.*                                       562          11,144
  KV Pharmaceutical Company                         536          10,130
  Kyphon Inc.*                                      157           2,072
  La Jolla Pharmaceutical Co.*                    1,105           4,707
  LabOne Inc.*                                      138           2,230
  Labor Ready Inc.*                               1,068           6,750
  Lance Inc.                                        633           8,071
  Landauer Inc.                                     213           7,061
  Lannett Co. Inc.*                                  97             975
  Learning Tree International Inc.*                 273           4,010
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Lexicon Genetics Inc.*                            873  $        3,501
  Lifecore Biomedical Inc.*                         260           1,612
  Lifeline Systems Inc.*                            104           2,288
  Ligand Pharmaceuticals Inc.*                    1,347           9,160
  Luminex Corporation*                              502           3,534
  Magellan Health Services Inc.*                    634             165
  Mail-Well Inc.*                                   742             772
  Martek Biosciences Corp.*                         520           8,518
  Matria Healthcare Inc.*                           161           1,381
  Maui Land & Pineapple Co. Inc.*                    77           1,386
  Maximus Inc.*                                     448          10,035
  Maxygen Inc.*                                     746           4,633
  McGrath RentCorp                                  239           4,868
  Medarex Inc.*                                   1,817           6,087
  MedCath Corp.*                                    166           1,876
  Med-Design Corp.*                                 222             784
  Medical Staffing Networks Holdings
     Inc.*                                          204           3,095
  Medicines Co.*                                    552           6,060
  MedQuist Inc.*                                    263           6,172
  MedSource Technologies Inc.*                      217           1,632
  MemberWorks Inc.*                                 242           4,216
  Mentor Corp.                                      514          16,386
  Meridian Medical Technologies Inc.*                88           3,164
  Merit Medical Systems Inc.*                       300           5,793
  MGI Pharma Inc.*                                  654           4,578
  Midas Inc.*                                       145             725
  MIM Corp.*                                        598           5,651
  Monro Muffler Brake Inc.*                         141           2,518
  Monterey Pasta Co.*                               367           1,707
  MPS Group Inc.*                                 2,449          14,204
  Myriad Genetics Inc.*                             621           9,837
  Nabi Biopharmaceuticals*                        1,008           5,466
  NaPro BioTherapeutics Inc.*                       666             746
  Nash Finch Co.                                    287           3,903
  Nastech Pharmaceutical Co.*                       206           1,706
  National Beverage Corp.*                           94           1,284
  National Healthcare Corp.*                        219           3,931
  Nature's Sunshine Products Inc.                   300           3,249
  Navigant Consulting Inc.*                       1,018           5,619
  NBTY Inc.*                                      1,068          13,863
  NCO Group Inc.*                                   488           5,558
  NeoPharm Inc.*                                    295           4,160
  Neose Technologies Inc.*                          285           2,212
  Neurocrine Biosciences Inc.*                      734          30,094
  Neurogen Corp.*                                   338           2,714
  New England Business Service Inc.                 302           6,387
  Noven Pharmaceuticals Inc.*                       542           6,634
  NPS Pharmaceuticals Inc.*                         673          13,842
  Oakley Inc.*                                      669           6,723
  Ocular Sciences Inc.*                             443          10,348
  Odyssey HealthCare Inc.*                          310           9,285
  On Assignment Inc.*                               551           4,557
  Onyx Pharmaceuticals Inc.*                        310           1,327
  Option Care Inc.*                                 332           2,938
  OraSure Technologies Inc.*                        684           3,036
  Orthologic Corp.*                                 833           3,224
  OSI Pharmaceuticals Inc.*                         947          16,071
  PacifiCare Health Systems Inc.*                   909          20,989
  Pain Therapeutics Inc.*                           416           1,652
  PAREXEL International Corp.*                      617           5,245
  Pathmark Stores Inc.*                             785           7,183

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  PDI Inc.*                                         214  $          871
  Pediatrix Medical Group Inc.*                     618          19,152
  Peet's Coffee and Tea Inc.*                       226           2,893
  Penn Traffic Co.*                                 279           1,822
  Penwest Pharmaceuticals Co.*                      361           3,007
  Peregrine Pharmaceuticals Inc.*                 2,491           1,046
  Perrigo Co.*                                    1,598          16,987
  Pharmaceutical Resources Inc.*                    471          13,179
  Pharmacopeia Inc.*                                611           5,413
  Pilgrim's Pride Corp.                             398           3,701
  Playtex Products Inc.*                            727           6,187
  Plexus Corp.*                                   1,094          10,120
  PolyMedica Corp.*                                 242           6,394
  Possis Medical Inc.*                              447           4,564
  Pozen Inc.*                                       588           2,981
  Praecis Pharmaceuticals Inc.*                   1,350           4,037
  Pre-Paid Legal Services Inc.*                     362           7,197
  PRG-Schultz International Inc.*                   930          11,513
  Prime Medical Services Inc.*                      328           3,030
  Princeton Review Inc.*                            420           2,520
  Priority Healthcare Corp.*                        628          15,826
  Progenics Pharmaceuticals Inc.*                   206           1,034
  Protection One Inc.*                              309             834
  Protein Design Labs Inc.*                       2,317          19,231
  Province Healthcare Co.*                        1,247          21,386
  ProxyMed Inc.*                                    119           1,800
  PSS World Medical Inc.*                         1,859          12,362
  Q-MED Inc.*                                       201           1,405
  Quanta Services Inc.*                             836           1,739
  Quidel Corp.*                                     670           2,995
  Radiologix Inc.*                                  498           3,187
  Ralcorp Holdings Inc.*                            782          16,633
  Regeneron Pharmaceuticals Inc.*                   872          11,772
  RehabCare Group Inc.*                             453          10,478
  RemedyTemp Inc.*                                  143           1,792
  Rent-Way Inc.*                                    667           2,001
  Res-Care Inc.*                                    403           1,999
  ResMed Inc.*                                      793          22,680
  Resources Connection Inc.*                        497           7,162
  Respironics Inc.*                                 799          25,576
  Revlon Inc.*                                      223             667
  Rigel Pharmaceuticals Inc.*                       685           1,096
  Right Management Consultants Inc.*                286           7,047
  RITA Medical Systems Inc.*                        261           1,146
  Riviana Foods Inc.                                156           3,572
  Robert Mondavi Corp.*                             242           7,371
  Rollins Inc.                                      368           7,139
  Ruddick Corp.                                     818          12,425
  Russ Berrie & Co.                                 257           7,713
  Salix Pharmaceuticals Ltd.*                       465           3,925
  Sanderson Farms Inc.                              131           2,096
  Sangamo BioSciences Inc.*                         445             877
  SangStat Medical Corp.*                           688          14,352
  Scios Inc.*                                     1,207          30,718
  Seaboard Corp.                                     10           2,150
  Seattle Genetics Inc.*                            469           1,510
  Select Medical Corp.                              458           6,549
  Seminis Inc.*                                     360           1,055
  Sensient Technologies Corp.                     1,136          24,004
  Sepracor Inc.*                                  1,805           9,458
  Sequenom Inc.*                                    979           1,508
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Serologicals Corp.*                               564  $        7,552
  Service Corp. International*                    7,668          26,838
  Sierra Health Services Inc.*                      634          11,374
  J.M. Smucker Co.                                1,160          42,572
  Sola International Inc.*                          568           5,708
  SonoSite Inc.*                                    367           4,213
  Sonic Innovations Inc.*                           283           1,486
  Sotheby's Holdings Inc.*                        1,171           8,197
  SOURCECORP, Incorporated*                         397           8,103
  Specialty Laboratories Inc.*                      169           1,553
  Spherion Corp.*                                 1,535          10,822
  Standard Commercial Corp.                         293           4,905
  Standard Register Co.                             453          10,872
  StarTek Inc.*                                     271           5,965
  Stewart Enterprises Inc.*                       2,515          12,827
  Strayer Education Inc.                            192          11,422
  Sunrise Assisted Living Inc.*                     465           9,974
  SuperGen Inc.*                                    766           1,325
  SurModics Inc.*                                   348          11,056
  Sybron Dental Specialties Inc.*                   990          13,850
  Sylvan Learning Systems Inc.*                     826          11,300
  Syncor International Corp.*                       448          14,385
  Tanox Inc.*                                       626           6,573
  Tasty Baking Co.                                  220           2,805
  Techne Corp.*                                   1,085          35,577
  Tejon Ranch Co.*                                  183           4,463
  Teletech Holdings Inc.*                         1,016           6,350
  Telik Inc.*                                       673           8,332
  Texas Biotechnology Corp.*                      1,142           3,495
  TheraSense Inc.*                                  578           8,069
  Thoratec Corp.*                                 1,282          10,051
  Theragenics Corp.*                                777           3,419
  Transkaryotic Therapies Inc.*                     729          23,627
  Triangle Pharmaceuticals Inc.*                    818           2,209
  Trimeris Inc.*                                    345          15,404
  TriPath Imaging Inc.*                             574           1,292
  Tularik Inc.*                                     998           6,836
  Tupperware Corp.                                1,355          22,520
  U.S. Physical Therapy Inc.*                       244           2,574
  Unilab Corp.*                                     486          10,191
  United Natural Foods Inc.*                        497          11,446
  United Surgical Partners International
     Inc.*                                          395           8,730
  United Therapeutics Corp.*                        408           6,712
  Universal Corp.                                   684          23,988
  Urologix Inc.*                                    362           1,651
  US Oncology Inc.*                               1,911          15,497
  VCA Antech Inc.*                                  466           5,750
  Vector Group Ltd.                                 557           7,012
  Ventana Medical Systems Inc.*                     330           6,179
  Versicor Inc.*                                    557           4,746
  Viasys Healthcare Inc.*                           680          10,471
  Vical Inc.*                                       496           1,146
  Virbac Corp.*                                     226           1,148
  VISX Inc.*                                      1,254          11,573
  Vital Signs Inc.                                  154           4,575
  VIVUS Inc.*                                       858           3,707
  Volt Information Sciences Inc.*                   208           3,151
  WD-40 Co.                                         416          12,020
  Wackenhut Corrections Corp.*                      227           2,574
  Wallace Computer Services Inc.                    972          17,156
  Water Pik Technologies Inc.*                      278           2,822

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 19.86%
(CONTINUED)
  Watson Wyatt & Co. Holdings*                      524  $       10,479
  Weis Markets Inc.                                 288           9,642
  West Pharmaceutical Services Inc.                 342           7,326
  Wild Oats Markets Inc.*                           502           4,558
  Wireless Facilities Inc.*                         604           2,676
  Women First HealthCare Inc.*                      405           1,895
  Wright Medical Group Inc.*                        408           7,764
  Yankee Candle Co. Inc.*                           706          12,120
  Young Innovations Inc.*                           113           3,030
  Zoll Medical Corp.*                               218           6,627
  ZymoGenetics Inc.*                                260           2,080
                                                         --------------
                                                              3,071,779
                                                         --------------
DIVERSIFIED - .08%
  Resource America Inc.                             391           3,128
  Walter Industries Inc.                            700           8,596
                                                         --------------
                                                                 11,724
                                                         --------------
ENERGY - 4.08%
  3TEC Energy Corp.*                                409           5,849
  Arch Coal Inc.                                  1,182          19,562
  Atwood Oceanics Inc.*                             233           6,815
  Berry Petroleum Co.                               431           7,323
  Cabot Oil & Gas Corp.                             723          15,545
  Cal Dive International Inc.*                      959          19,340
  Carbo Ceramics Inc.                               240           8,602
  Chesapeake Energy Corp.                         3,699          24,413
  Comstock Resources Inc.*                          591           4,078
  Denbury Resources Inc.*                           617           6,275
  Dril-Quip Inc.*                                   166           2,797
  Encore Acquisition Co.*                           230           3,784
  Energy Partners Ltd.*                             500           4,070
  Evergreen Resources Inc.*                         495          20,285
  Exploration Co. of Delaware Inc.*                 406           2,107
  Frontier Oil Corp.                                681           8,444
  FuelCell Energy Inc.*                             891           5,613
  Global Industries Ltd.*                         1,738           7,178
  Grey Wolf Inc.*                                 4,364          15,710
  Gulf Island Fabrication Inc.*                     183           2,152
  Hanover Compressor Co.*                         1,260          10,458
  Harvest Natural Resources Inc.*                   905           4,914
  Headwaters Inc.*                                  646           8,928
  Holly Corp.                                       257           4,364
  Horizon Offshore Inc.*                            461           1,941
  Houston Exploration Co.*                          264           8,224
  Hydril Co.*                                       302           7,514
  Input/Output Inc.*                              1,169           5,600
  Key Energy Services Inc.*                       2,524          19,889
  Key Production Co.*                               367           5,945
  Lone Star Technologies Inc.*                      745           8,828
  Lufkin Industries Inc.                            147           3,616
  Magnum Hunter Resources, Inc.                     145              52
  Magnum Hunter Resources Inc.*                   1,263           6,631
  Massey Energy Co.                               1,637          10,559
  Meridian Resource Corp.*                          825           1,741
  Natco Group Inc.*                                 239           1,800
  Newpark Resources Inc.*                         1,875           7,425
  Nuevo Energy Co.*                                 410           4,469
  Oceaneering International Inc.*                   601          15,295
  Oil States International Inc.*                    444           4,440
  Parker Drilling Co.*                            2,026           4,457
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 4.08% (CONTINUED)
  Patina Oil & Gas Corp.                            624  $       17,784
  Penn Virginia Corp.                               208           6,739
  PetroQuest Energy Inc.*                           706           3,121
  Plains Resources Inc.*                            623          16,061
  Plug Power Inc.*                                  433           2,073
  Prima Energy Corp.*                               263           5,515
  Pure Resources Inc.*                              456          10,214
  Quicksilver Resources Inc.*                       250           4,500
  Range Resources Corp.*                          1,337           6,257
  Remington Oil & Gas Corp.*                        530           7,473
  RPC Inc.                                          289           2,861
  SEACOR SMIT Inc.*                                 453          18,568
  Southwestern Energy Co.*                          668           8,016
  Spinnaker Exploration Co.*                        608          17,450
  St. Mary Land & Exploration Co.                   726          17,351
  Stone Energy Corp.*                               557          18,103
  Superior Energy Services Inc.*                  1,268           8,242
  Swift Energy Co.*                                 601           6,250
  Syntroleum Corp.*                                 512             850
  Tesoro Petroleum Corp.*                         1,686           4,721
  Tetra Technologies Inc.*                          343           6,911
  Tom Brown Inc.*                                   872          19,969
  Transmontaigne Inc.*                              372           1,853
  Trico Marine Services Inc.*                       574           1,458
  Unit Corp.*                                       941          18,020
  Universal Compression Holdings Inc.*              430           6,966
  Veritas DGC Inc.*                                 810           8,756
  Vintage Petroleum Inc.                          1,267          13,684
  Western Gas Resources Inc.                        492          15,375
  Westport Resources Corp.*                         418           7,649
  W-H Energy Services Inc.*                         604          10,449
                                                         --------------
                                                                630,271
                                                         --------------
FINANCIAL - 22.09%
  1st Source Corp.                                  378           5,326
  ABC Bancorp                                       258           3,308
  Acadia Realty Trust                               349           2,583
  Advanta Corp.                                     578           5,971
  Alabama National BanCorp                          254          11,501
  Alexander's Inc*                                   51           3,111
  Alexandria Real Estate Equities Inc.              412          17,502
  Alfa Corp.                                        909          11,135
  Allegiant Bancorp Inc.                            308           5,005
  Amcore Financial Inc.                             644          14,142
  American Capital Strategies Ltd.                1,003          18,897
  American Financial Holdings Inc.                  609          18,520
  American Home Mortgage Holdings Inc.              171           1,886
  American National Bankshares Inc.                 152           4,174
  American Physicians Capital Inc.*                 259           4,367
  AMLI Residential Properties Trust                 368           8,125
  Anchor Bancorp Wisconsin Inc.                     550          11,110
  Anthracite Capital Inc.                         1,200          13,560
  Anworth Mortgage Asset Corp.                      318           3,876
  Apex Mortgage Capital Inc.                        762           8,527
  Argonaut Group Inc.                               563           9,712
  Arrow Financial Corp.                             166           4,756
  Associated Estates Realty Corp.                   424           3,434
  Avatar Holdings Inc.*                             112           2,695
  Baldwin & Lyons Inc.                              149           3,257
  Banc Corp.*                                       341           2,639
  BancFirst Corp.                                   102           5,020

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  Bank Mutual Corp.                                 290  $        5,870
  Bank of Granite Corp.                             356           6,408
  Bank of the Ozarks Inc.                           116           2,656
  BankAtlantic Bancorp Inc.                       1,087           9,761
  BankUnited Financial Corp.*                       556           8,868
  Banner Corp.                                      269           5,434
  Bay View Capital Corp.*                         1,636           9,276
  Bedford Property Investors Inc.                   378           9,359
  Berkshire Hills Bancorp Inc.                      163           3,831
  BKF Capital Group Inc.*                           153           3,225
  Boston Private Financial Holdings Inc.            501          10,671
  BostonFed Bancorp Inc.                            103           3,089
  Boykin Lodging Co.                                450           4,329
  Brandywine Realty Trust                           696          15,695
  Brookline Bancorp Inc.                            592           6,957
  Bryn Mawr Bank Corp.                               97           3,830
  BSB Bancorp Inc.                                  226           4,500
  California First National Bancorp                  91           1,229
  Camden National Corp.                             210           5,460
  Capital Automotive REIT                           558          13,939
  Capital City Bank Group Inc.                      183           6,050
  Capitol Bancorp Ltd.                              201           3,501
  Capstead Mortgage Corp.                           252           5,209
  Cascade Bancorp                                   325           4,433
  Cathay Bancorp Inc.                               402          15,678
  CB Bancshares Inc.                                 87           3,055
  CBL & Associates Properties Inc.                  528          20,460
  CCBT Financial Cos. Inc.                          225           5,888
  Centennial Bancorp                                557           4,835
  Center Trust Inc.                                 275           1,595
  Central Coast Bancorp*                            194           3,587
  Century Bancorp Inc.                               83           2,203
  Ceres Group Inc.*                                 495             955
  CFS Bancorp Inc.                                  313           4,413
  Charter Financial Corporation                     103           2,890
  Charter Municipal Mortgage Acceptance
     Co.                                          1,074          18,924
  Chateau Communities Inc.                          584          15,423
  Chelsea Property Group Inc.                       724          24,435
  Chemical Financial Corp.                          588          16,970
  Chittenden Corp.                                  775          22,940
  Citizens First Bancorp Inc.                       236           4,241
  Citizens Inc.*                                    591           5,307
  City Bank                                         198           5,730
  City Holding Co.                                  441          11,351
  CNA Surety Corp.                                  403           5,320
  Coastal Bancorp Inc.                              111           3,068
  Coastal Financial Corp.                           217           2,938
  CoBiz Inc.                                        193           3,107
  Colonial Properties Trust                         370          13,387
  Columbia Bancorp                                  151           2,849
  Columbia Banking System Inc.*                     346           3,830
  Commerce Group Inc.                               640          20,710
  Commercial Federal Corp.                        1,182          25,732
  Commercial Net Lease Realty Inc.                  955          15,395
  Commonwealth Bancorp Inc.                         198           9,108
  Community Bank System Inc.                        297           8,800
  Community Banks Inc.                              202           5,422
  Community First Bankshares Inc.                 1,041          29,023
  Community Trust Bancorp Inc.                      299           8,043
  CompuCredit Corp.*                                447           2,369
  Connecticut Bancshares Inc.                       294          10,887
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  Cornerstone Realty Income Trust Inc.            1,252  $       11,143
  Corporate Office Properties Trust                 442           5,989
  Correctional Properties Trust                     187           4,301
  Corrections Corp. of America*                     731          10,271
  Corus Bankshares Inc.                             234          10,252
  CPB Inc.                                          184           8,495
  Crawford & Company*                               693           4,373
  Credit Acceptance Corp.*                          348           2,854
  Crown American Realty Trust                       551           5,064
  CVB Financial Corp.                               688          15,095
  Delphi Financial Group Inc.                       343          12,492
  Dime Community Bancshares                         582          12,466
  DVI Inc.*                                         325           1,560
  East West Bancorp Inc.                            616          20,796
  EastGroup Properties Inc.                         378           9,356
  EMC Insurance Group Inc.                           61             870
  Entertainment Properties Trust                    447           9,879
  Equity Inns Inc.                                1,056           6,547
  Equity One Inc.                                   161           2,125
  Essex Property Trust Inc.                         376          18,589
  F&M Bancorp                                       283           8,943
  Farmers Capital Bank Corp.                        161           5,373
  FBL Financial Group Inc.                          298           5,498
  FBR Asset Investment Corp.                        405          12,660
  Federal Agricultural Mortgage Corp.*              207           6,109
  Federal Realty Investment Trust                   948          25,596
  FelCor Lodging Trust Inc.                       1,160          14,883
  Fidelity Bankshares Inc.                          412           7,375
  Financial Federal Corp.*                          297           9,459
  Financial Industries Corp.                        204           3,113
  Financial Institutions Inc.                       203           5,511
  First Bancorp                                     189           4,670
  First Bancorp Of Puerto Rico                      579          22,071
  First Banks America Inc.*                          20             803
  First Busey Corp.                                 236           5,350
  First Charter Corp.                               804          13,322
  First Citizens Bancshares Inc.                    158          16,287
  First Commonwealth Financial Corp.              1,532          18,981
  First Community Bancorp Inc.                      127           3,675
  First Community Bancshares, Inc.                  231           6,805
  First Defiance Financial Corp.                    139           2,387
  First Essex Bancorp Inc.                          174           5,751
  First Federal Capital Corp.                       449           8,724
  FirstFed Financial Corp.*                         451          11,613
  First Financial Bancorp                           940          16,741
  First Financial Corp.                             178           8,624
  First Financial Bankshares Inc.                   322          11,734
  First Financial Holdings Inc.                     351           9,502
  First Indiana Corp.                               303           5,554
  First Merchants Corp.                             378           9,337
  First National Corp.                              181           4,996
  First Niagara Financial Group Inc.                243           7,676
  First Oak Brook Bancshares Inc.                   112           3,330
  First Place Financial Corp.                       333           4,655
  First Republic Bank*                              269           5,851
  First Sentinel Bancorp Inc.                       646           8,740
  First South Bancorp Inc.                           74           2,638
  First State Bancorp                               108           2,662
  FirstFed America Bancorp, Inc.                    145           3,493
  Flagstar Bancorp Inc.                             352           7,286
  Flushing Financial Corp.                          260           4,337

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  FNB Corp.                                         152  $        4,669
  FPIC Insurance Group Inc.*                        229           2,015
  Franklin Financial Corp.                           71           1,749
  Fremont General Corp.                           1,523           7,463
  Friedman, Billings, Ramsey
     Group, Inc.*                                   388           3,930
  Frontier Financial Corporation                    421          10,727
  Gabelli Asset Management Inc.*                    162           4,803
  Gables Residential Trust                          647          17,281
  GBC Bancorp Inc.                                  202           3,923
  German American Bancorp                           243           4,131
  Getty Realty Corp.                                403           7,689
  Glacier Bancorp Inc.                              414           9,431
  Gladstone Capital Corp.                           231           3,899
  Glenborough Realty Trust Inc.                     410           8,323
  Glimcher Realty Trust                             697          13,062
  Gold Banc Corp.                                   772           7,488
  Granite State Bankshares Inc.                     135           4,562
  Great American Financial Resources
     Inc.                                           191           2,970
  Great Lakes REIT Inc.                             343           5,992
  Great Southern Bancorp Inc.                       148           5,544
  Hancock Holding Co.                               346          16,255
  Hanmi Financial Corp.*                            228           3,420
  Harbor Florida Bancshares Inc.                    556          11,370
  Harleysville Group Inc.                           773          20,291
  Harleysville National Corp.                       499          12,046
  Hawthorne Financial Corp.*                        153           4,039
  Health Care REIT Inc.                             964          26,365
  Healthcare Realty Trust Inc.                    1,094          34,023
  Heritage Property Investment Trust
     Inc.                                           470          11,731
  Hilb, Rogal & Hamilton Co.                        745          30,731
  Home Properties of New York Inc.                  678          22,035
  Horace Mann Educators Corp.                       926          13,612
  HRPT Properties Trust                           3,362          27,737
  Hudson River Bancorp Inc.                         397           9,588
  Humboldt Bancorp                                  280           3,354
  IBERIABANK Corp.                                  157           5,908
  IMPAC Mortgage Holdings Inc.                    1,029          11,473
  Independence Holding Co.                           85           1,700
  Independent Bank Corp.                            314           6,242
  Independent Bank Corp.                            306          10,129
  Innkeepers USA Trust                              611           4,882
  Insignia Financial Group Inc.*                    508           3,988
  Interchange Financial Services Corp.              223           3,691
  Integra Bank Corp.                                403           7,262
  International Bancshares Corp.                    592          23,023
  Investors Real Estate Trust                       721           7,635
  IRT Property Co.                                  876          10,293
  Irwin Financial Corp.                             401           6,817
  ITLA Capital Corp.*                               121           3,653
  JDN Realty Corp.                                  909          10,981
  Jefferies Group Inc.                              504          19,233
  Jones Lang LaSalle Inc.*                          790          16,242
  Kansas City Life Insurance Co.                     95           3,595
  Keystone Property Trust Corp.                     373           6,207
  Kilroy Realty Corp.                               634          15,032
  Knight Trading Group Inc.*                      2,125           7,969
  Koger Equity Inc.                                 498           8,411
  Kramont Realty Trust                              481           7,119
  Lakeland Bancorp Inc.                             291           4,962
  Lakeland Financial Corp.                          133           3,151
  LandAmerica Financial Group Inc.                  484          15,919
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  LaSalle Hotel Properties                          439  $        5,488
  Leeds Federal Bankshares Inc.                      32           1,012
  Lexington Corporate Properties Trust              610           9,821
  LNR Property Corp.                                585          19,510
  Local Financial Corp.*                            500           6,905
  LSB Bancshares Inc.                               220           3,617
  LTC Properties Inc.                               368           2,988
  Macatawa Bank Corp.                               174           3,207
  Macerich Co.                                      851          26,364
  MAF Bancorp Inc.                                  496          15,326
  Main Street Banks Inc.                            272           5,040
  MainSource Financial Group Inc.                   146           3,473
  Manufactured Home Communities Inc.                335          10,680
  Massbank Corp.                                     99           2,964
  MB Financial Inc.                                 295           9,883
  MCG Capital Corp.                                 527           6,946
  Medford Bancorp Inc.                              175           6,116
  MEEMIC Holdings Inc.*                              28             802
  Merchants Bancshares Inc.                         104           2,569
  MeriStar Hospitality Corp.                      1,064           9,140
  Metris Companies Inc.                             850           1,964
  MFA Mortgage Investments, Inc.                    907           7,347
  Mid-Atlantic Realty Trust                         455           7,294
  Mid-America Apartment Communities Inc.            367           9,142
  Midland Co.                                       204           3,433
  Mid-State Bancshares                              628          10,299
  Midwest Banc Holdings Inc.                        241           4,601
  Mills Corp.                                       570          16,906
  Mission West Properties                           377           4,177
  Mississippi Valley Bancshares Inc.                153           7,622
  NBT Bancorp Inc.                                  780          13,471
  Nara Bancorp Inc.                                 104           1,796
  NASB Financial Inc.                                80           1,663
  National Health Realty Inc.                       155           2,443
  Nationwide Health Properties Inc.               1,282          21,858
  National Health Investors Inc.                    595           9,074
  National Penn Bancshares Inc.                     464          12,973
  National Western Life Insurance Co.*               56           5,712
  Navigators Group Inc.*                            105           2,128
  NBC Capital Corp.                                 182           4,568
  New Century Financial Corp.                       410           9,594
  Northwest Bancorp Inc.                            283           3,603
  NovaStar Financial Inc.                           272           5,943
  NYMAGIC INC.*                                      38             549
  OceanFirst Financial Corp.                        273           5,624
  Ocwen Financial Corp.*                            973           2,822
  Odyssey Re Holdings Corp.                         437           7,259
  Ohio Casualty Corp.*                            1,327          21,604
  Old Second Bancorp Inc.                           180           6,872
  Omega Financial Corp.                             215           7,256
  Omega Healthcare Investors Inc.*                  420           2,402
  Oriental Financial Group Inc.                     318           6,996
  Pacific Capital Bancorp                           913          24,795
  Pacific Northwest Bancorp                         402          10,946
  Pacific Union Bank*                               277           3,105
  Pan Pacific Retail Properties Inc.                869          29,963
  Parkvale Financial Corp.                          125           2,944
  Parkway Properties Inc.                           204           6,903
  Partners Trust Financial Group Inc.               172           2,403
  Peapack-Gladstone Financial Corp.                  78           5,070
  Pennsylvania Real Estate Investment
     Trust                                          368           9,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  Pennfed Financial Services Inc.                   130  $        3,574
  Pennrock Financial Savings Corp.                  181           5,249
  Peoples Bancorp Inc.                              206           5,294
  Peoples Holding Co.                               147           5,990
  PFF Bancorp Inc.                                  295           8,177
  Philadelphia Consolidated Holding Co.*            439          12,951
  Pico Holdings Inc.*                               170           1,870
  PMA Capital Corp.                                 689          10,335
  Port Financial Corp.                              129           5,161
  Post Properties Inc.                              873          22,681
  Prentiss Properties Trust                         803          23,239
  Presidential Life Corp.                           538           7,747
  Price Legacy Corp.*                               482           1,412
  PrivateBancorp Inc.                                95           2,904
  ProAssurance Corp.*                               559           9,447
  Prosperity Bancshares Inc.                        287           4,888
  Provident Bancorp Inc.                             78           2,219
  Provident Bankshares Corp.                        623          13,444
  PS Business Parks Inc.                            262           8,908
  Quaker City Bancorp Inc.*                         132           4,378
  R&G Financial Corporation*                        368           8,030
  RAIT Investment Trust                             409           8,425
  Ramco-Gershenson Properties Trust                 212           4,168
  Realty Income Corp.                               870          29,711
  Redwood Trust Inc.                                286           7,816
  Republic Bancorp Inc.                           1,242          16,146
  Republic Bancorp Inc.                             184           2,070
  Republic Bancshares Inc.*                         131           2,547
  RFS Hotel Investors Inc.                          691           7,594
  Riggs National Corp.                              364           5,202
  RLI Corp.                                         164           8,799
  Royal Bancshares of Pennsylvania                  132           2,416
  S&T Bancorp Inc.                                  693          17,450
  S.Y. Bancorp Inc.                                 148           5,140
  Sandy Spring Bancorp Inc.                         378          11,642
  Santander Bancorp                                 221           3,050
  Saul Centers Inc.                                 275           6,386
  Saxon Capital Inc.*                               733           8,114
  Seacoast Banking Corp. of Florida                 270           5,179
  Seacoast Financial Services Corp.                 632          12,684
  Second Bancorp Inc.                               221           5,907
  Selective Insurance Group Inc.                    674          14,646
  Senior Housing Properties Trust                 1,186          13,307
  Shurgard Storage Centers Inc.                     814          25,739
  Simmons First National Corp.                      185           6,878
  Sizeler Property Investors Inc.                   301           3,028
  SL Green Realty Corp.                             688          21,149
  SoundView Technology Group Inc.*                1,936           2,517
  South Financial Group Inc.                      1,051          22,166
  Southwest Bancorp Inc.                            134           3,370
  Southwest Bancorp of Texas Inc.*                  738          26,871
  Sovran Self Storage Inc.                          327           9,947
  St. Francis Capital Corp.                         189           4,349
  State Auto Financial Corp.                        331           5,011
  State Bancorp Inc.                                191           3,390
  Staten Island Bancorp Inc.                      1,439          25,039
  Sterling Bancorp                                  227           6,022
  Sterling Bancshares Inc.                          995          13,005
  Sterling Financial Corp.                          440          10,265
  Sterling Financial Corp.*                         304           5,512
  Stewart Information Services Corp.*               442           9,437
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  Suffolk Bancorp                                   306  $        9,853
  Summit Bancshares Inc.                            137           2,884
  Summit Properties Inc.                            577          11,194
  Sun Bancorp Inc.                                  129           2,900
  Sun Bancorp Inc.*                                 167           2,214
  Sun Communities Inc.                              388          14,240
  Superior Financial Corporation                    182           3,422
  Susquehanna Bancshares Inc.                     1,028          22,256
  SWS Group Inc.                                    352           4,312
  Tanger Factory Outlet Centers Inc.                136           3,805
  Taubman Centers Inc.                              749          10,658
  Texas Regional Bancshares Inc.                    576          19,290
  Trust Company of New Jersey                       485          12,343
  Thornburg Mortgage Inc.                         1,084          20,368
  Three Rivers Bancorp Inc.                         223           3,568
  Tompkins Trustco Inc.                             194           8,323
  Town & Country Trust                              373           7,844
  Trammell Crow Co.*                                768           7,572
  Transcontinental Realty Investors*                 75           1,237
  Triad Guaranty Inc.*                              206           7,173
  TriCo Bancshares                                  132           3,340
  Troy Financial Corp.                              219           5,712
  TrustCo Bank Corp.                              1,886          19,950
  UCBH Holdings Inc.                                473          18,584
  UICI*                                           1,007          16,374
  UMB Financial Corp.                               430          16,787
  Umpqua Holdings Corp.                             521           8,560
  Union Acceptance Corp.*                           257           1,036
  Union Bankshares Corp.                            197           4,911
  United Bankshares Inc.                            955          27,705
  United Community Banks Inc.*                      433          10,522
  United Community Financial Corp.                  816           7,222
  United Fire & Casualty Co.                        188           6,388
  United National Bancorp                           355           7,306
  Universal American Financial Corp.*               608           2,980
  Universal Health Realty Income Trust              285           7,396
  Unizan Financial Corp.                            575          11,027
  Urstadt Biddle Prop Inc*                          323           3,828
  U.S. Restaurant Properties Inc.                   510           7,268
  U.S.B. Holding Co. Inc.                           313           5,769
  Ventas Inc.                                     1,584          21,146
  Vesta Insurance Group Inc.                        894           2,235
  VIB Corp.*                                        301           4,506
  Virginia Financial Group Inc.                     190           5,706
  W Holding Co. Inc.                              1,042          16,985
  Warwick Community Bancorp Inc.                     96           2,592
  Washington Real Estate Investment
     Trust                                          961          24,390
  Washington Trust Bancorp Inc.                     340           6,712
  Waypoint Financial Corp.                          989          16,675
  Wellsford Real Properties Inc.*                   139           2,391
  Wesbanco Inc.                                     556          13,237
  West Coast Bancorp                                411           6,223
  Westcorp Inc.                                     306           6,120
  Westfield Financial Inc.                          130           1,962
  WFS Financial Inc.*                               180           3,733
  Willow Grove Bancorp Inc.                         127           1,499
  Winston Hotels Inc.                               441           3,193
  Wintrust Financial Corp.                          355          10,170
  World Acceptance Corp.*                           302           2,392
  WSFS Financial Corp.                              205           5,740
  Yardville National Bancorp                        154           2,616

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 22.09% (CONTINUED)
  Zenith National Insurance Corp.                   215  $        5,680
                                                         --------------
                                                              3,415,455
                                                         --------------
INDUSTRIAL - 13.31%
  A.O. Smith Corp.                                  434          12,334
  AAON Inc.*                                        245           4,145
  AAR Corp.                                         668           3,173
  Active Power Inc.*                                874           1,171
  Actuant Corp.*                                    239           8,819
  Acuity Brands Inc.                              1,079          13,229
  Advanced Energy Industries Inc.*                  432           3,845
  AEP Industries Inc.*                              106           2,865
  Airborne Inc.                                   1,261          14,300
  Alamo Group Inc.                                  162           2,002
  Albany International Corp.                        618          11,730
  Alexander & Baldwin Inc.                        1,065          23,696
  Amerco*                                           260           2,616
  American Superconductor Corp.*                    534           1,442
  Ameron International Corp.                         93           4,575
  Ametek Inc.                                       862          25,101
  Analogic Corp.                                    173           7,247
  Apogee Enterprises Inc.                           740           8,096
  Applied Films Corp.*                              288           3,151
  Applied Industrial Technologies Inc.              501           8,492
  Arkansas Best Corp.*                              560          16,067
  Armor Holdings Inc.*                              656           9,833
  Artesyn Technologies Inc.*                        771           1,164
  Astec Industries Inc.*                            396           4,269
  Atlas Air Worldwide Holdings Inc.*                429           1,034
  Baldor Electric Co.                               794          15,165
  Barnes Group Inc.                                 270           5,424
  BE Aerospace Inc.*                                930           4,427
  BEI Technologies Inc.                             285           3,135
  Bel Fuse Inc.                                     255           5,470
  Belden Inc.                                       591           7,931
  Benchmark Electronics Inc.*                       594          12,504
  Brady Corp.                                       480          15,456
  Briggs & Stratton Corp.                           565          21,210
  Brooks-PRI Automation Inc.*                       882          10,099
  Butler Manufacturing Co.                          145           3,132
  BWAY Corp.*                                       110           1,529
  C&D Technologies Inc.                             678           9,939
  Calgon Carbon Corp.                               874           5,052
  Capstone Turbine Corp.*                         2,021           1,192
  Carlisle Cos.                                     792          29,051
  Cascade Corp.*                                    245           3,442
  Casella Waste Systems Inc.*                       433           2,784
  A.M. Castle & Co.                                 182           1,229
  Centex Construction Products Inc.                 167           5,962
  Checkpoint Systems Inc.*                          839          10,362
  Chesapeake Corp.                                  365           5,453
  Circor International Inc.                         259           3,471
  CLARCOR Inc.                                      648          19,894
  Cognex Corp.*                                     876          12,185
  Coherent Inc.*                                    754          13,761
  Columbus McKinnon Corp.*                          320           1,683
  Comfort Systems USA Inc.*                         988           3,004
  Commercial Metals Co.                             630          11,290
  Concord Camera Corp.*                             629           2,931
  CoorsTek Inc.*                                    206           3,090
  Covenant Transport Inc.*                          154           2,695
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.31% (CONTINUED)
  Crown Cork & Seal Co. Inc.*                     3,284  $       17,241
  CTB International Corp.*                           92           1,177
  CTS Corp.                                         778           3,579
  Cubic Corp.                                       402           6,834
  Cuno Inc.*                                        407          12,556
  Curtiss-Wright Corp.                              271          16,203
  Daktronics Inc.*                                  365           3,500
  DDi Corp.*                                      1,253             199
  Dionex Corp.*                                     456          11,655
  Drew Industries Inc.*                             136           2,115
  DRS Technologies Inc.*                            431          16,042
  DSP Group Inc.*                                   705          11,322
  Ducommun Inc.*                                    180           3,170
  Dycom Industries Inc.*                          1,247          11,423
  Earthshell Corp.*                               1,724           1,207
  EDO Corp.                                         399           8,942
  EGL Inc.*                                         900           9,909
  Electro Scientific Industries Inc.*               717          10,633
  ElkCorp                                           506           8,637
  EMCOR Group Inc.*                                 388          19,284
  Encore Wire Corp.*                                347           3,054
  Energy Conversion Devices Inc.*                   390           4,232
  Engineered Support Systems Inc.                   222          12,663
  ESCO Technologies Inc.*                           312          10,078
  Esterline Technologies Corp.*                     541           9,002
  Excel Technology Inc.*                            228           4,289
  Federal Signal Corp.                            1,181          21,754
  FEI Company*                                      629           9,089
  Flir Systems Inc.*                                390          13,646
  Florida East Coast Industries Inc.                594          14,018
  Florida Rock Industries Inc.                      514          15,708
  Flow International Corp.*                         343           1,108
  Foamex International Inc.*                        562           3,091
  Forward Air Corp.*                                299           5,412
  Franklin Electric Co. Inc.                        167           7,139
  Gardner Denver Inc.*                              414           6,504
  GenCorp Inc.                                      811           8,159
  General Cable Corp.                               864           3,326
  Genesee & Wyoming Industries                      303           6,742
  Genlyte Group Inc.*                               315          11,167
  Global Power Equipment Group Inc.*                582           2,735
  Gorman-Rupp Co.                                   192           4,474
  GrafTech International Ltd.*                    1,482          10,745
  Granite Construction Inc.                         837          13,794
  Graphic Packaging International Corp.*            591           4,716
  Gray Television Inc.*                             232           3,120
  Greif Bros. Corp.*                                337           8,257
  Griffon Corp.*                                    690           7,349
  GulfMark Offshore Inc.*                           350           6,055
  Heartland Express Inc.*                           778          14,580
  Heico Corp.                                       368           4,166
  Herley Industries Inc.*                           312           5,794
  Hexcel Corp.*                                     622           1,543
  HPL Technologies Inc.                             236              12
  J.B. Hunt Transport Services Inc.*                550          12,953
  Identix Inc.*                                   1,172           6,973
  IDEX Corp.                                        722          20,613
  II-VI Inc.*                                       285           3,805
  IMCO Recycling Inc.*                              310           1,876
  Insituform Technologies, Inc.                     591           8,480
  Integrated Defense Technologies Inc.*             183           3,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.31% (CONTINUED)
  Intermagnetics General Corp.*                     385  $        6,572
  Intermet Corp.                                    561           2,698
  Interpool Inc.                                    146           1,755
  Invision Technologies Inc.*                       302           9,667
  Ionics Inc.*                                      458          10,905
  Itron Inc.*                                       499           9,177
  JLG Industries Inc.                             1,100           8,855
  Jo-Ann Stores, Inc.                               374          10,487
  Joy Global Inc.*                                1,126           9,346
  Kadant Inc.*                                      320           4,320
  Kaman Corp.                                       585           7,166
  Kansas City Southern*                           1,568          19,443
  Kaydon Corp.                                      717          14,369
  Keithley Instruments Inc.                         155           1,883
  Kennametal Inc.                                   814          26,146
  Kirby Corp.*                                      486          10,993
  Knight Transportation Inc.*                       624           9,672
  Ladish Company Inc.                               238           1,476
  Landstar System Inc.*                             398          19,512
  Lawson Products Inc.                              128           3,731
  LeCroy Corp.*                                     216           1,935
  Lennox International Inc.                       1,114          14,738
  Lincoln Electric Holdings Inc.                    829          18,347
  Lindsay Manufacturing Co.                         260           6,300
  Littelfuse Inc.*                                  511           8,595
  LSI Industries Inc.                               373           3,782
  Lydall Inc.*                                      384           4,531
  MagneTek Inc.*                                    513           1,642
  Manitowoc Co.                                     628          17,176
  Manufacturers Services Ltd.*                      375           1,013
  Matthews International Corp.                      715          16,710
  Maverick Tube Corp.*                              982           8,710
  Medis Technologies Ltd.*                          282           1,207
  Merix Corp.*                                      355           2,893
  Mestek Inc.*                                       79           1,442
  Methode Electronics Inc.                          891           8,179
  Michael Baker Corp.*                              130           1,339
  Milacron Inc.                                     446           2,011
  Mine Safety Appliances Co.                        205           8,034
  Molecular Devices Corp.*                          399           4,991
  Moog Inc.                                         394          11,134
  Mueller Industries Inc.*                          734          19,011
  Myers Industries Inc.                             482           6,039
  NACCO Industries Inc.                             140           5,572
  NCI Building Systems Inc.*                        479           9,005
  NN Inc.                                           297           2,747
  Nordson Corporation                               581          13,793
  Nortek Inc.*                                      222           9,606
  Northwest Pipe Co.*                               150           2,684
  NS Group Inc.*                                    446           2,645
  Nu Horizons Electronics Corp.*                    374           2,244
  Offshore Logistics Inc.*                          512           9,196
  Orbital Sciences Corp.*                         1,124           3,822
  OSI Systems Inc.*                                 175           3,028
  Osmonics Inc.*                                    277           3,296
  Overseas Shipholding Group Inc.                   710          10,849
  P.A.M. Transportation Services Inc.*               80           1,526
  Park Electrochemical Corp.                        445           7,432
  Paxar Corp.*                                      829          12,054
  Penn Engineering & Manufacturing Corp.            304           3,405
  Petroleum Helicopters Inc.*                        66           1,736
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.31% (CONTINUED)
  Photon Dynamics Inc.*                             444  $        8,272
  Pioneer-Standard Electronics Inc.                 783           5,669
  Planar Systems Inc.*                              336           5,356
  Powell Industries Inc.*                           171           3,215
  Power-One Inc.*                                 1,407           4,193
  Presstek Inc.*                                    799           2,037
  Proton Energy Systems Inc.*                       631           1,338
  Quanex Corp.                                      353          12,249
  Quixote Corp.                                     171           3,155
  RailAmerica Inc.*                                 744           5,394
  Rayovac Corp.*                                    836          10,199
  Regal-Beloit Corp.                                603          10,317
  Research Frontiers Inc.*                          251           2,249
  Roadway Corp.                                     307          11,261
  Robbins & Myers Inc.                              218           4,066
  Rogers Corp.*                                     413           9,644
  Roper Industries Inc.                             760          26,220
  Sauer-Danfoss Inc.                                254           2,286
  SBS Technologies Inc.*                            381           2,728
  Sequa Corp.                                       157           8,180
  Silgan Holdings Inc.*                             267           7,593
  Simpson Manufacturing Co.*                        382          11,991
  SPS Technologies Inc.*                            321           8,003
  Standex International Corp.                       283           5,739
  L.S. Starrett Co.                                 170           2,598
  Stericycle Inc.*                                  876          29,714
  Stewart & Stevenson Services Inc.                 743           7,276
  Stoneridge Inc.*                                  335           5,695
  Sturm Ruger & Co.                                 508           6,198
  Suntron Corp.*                                     65             211
  SureBeam Corp.*                                   323             581
  Sypris Solutions Inc.*                            130           1,411
  Technitrol Inc.                                 1,046          15,638
  Tecumseh Products Co.                             395          16,574
  Teledyne Technologies Inc.*                       791          14,365
  Tennant Co.                                       235           7,602
  Terex Corp.*                                    1,037          17,525
  Tetra Tech Inc.*                                1,306          10,435
  Texas Industries Inc.                             548          13,305
  Thomas & Betts Corp.*                           1,130          15,922
  Thomas Industries Inc.                            377           9,350
  TRC Cos. Inc.*                                    227           3,893
  Tredegar Corp.                                    676          11,323
  Trex Co. Inc.*                                    168           4,593
  Trimble Navigation Ltd.*                          657           6,504
  Trinity Industries Inc.                           933          15,357
  Triumph Group Inc.*                               365          10,220
  TTM Technologies Inc.*                            401             630
  U.S. Concrete Inc.*                               527           2,767
  U.S. Industries Inc.*                           1,727           4,058
  U.S. Xpress Enterprises Inc.*                     145           1,418
  United Defense Industries Inc.*                   551          13,003
  United Industrial Corp.                           249           5,017
  Universal Display Corp.*                          416           2,500
  Universal Forest Products Inc.                    355           6,681
  UNOVA Inc.*                                     1,078           5,304
  URS Corp.*                                        372           6,164
  US Airways Group, Inc.                          1,776           1,021
  USFreightways Corp.                               701          20,104
  USG Corp.*                                        960           3,840
  Valmont Industries Inc.                           352           8,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 13.31% (CONTINUED)
  Varian Inc.*                                      769  $       21,230
  Vicor Corp.*                                      518           3,704
  Wabtec                                            894          12,588
  Waste Connections Inc.*                           722          25,117
  Watts Industries Inc.                             408           6,691
  Werner Enterprises Inc.                         1,004          18,453
  Wilson Greatbatch Technologies Inc.*              546          15,176
  Woodhead Industries Inc.                          273           3,008
  Woodward Governor Co.                             231          10,949
  Worthington Industries Inc.                     1,755          32,819
  X-Rite Inc.                                       469           3,625
  Yellow Corp.*                                     757          22,336
  Zygo Corp.*                                       406           1,721
                                                         --------------
                                                              2,058,161
                                                         --------------
TECHNOLOGY - 8.74%
  3D Systems Corp.*                                 188           1,237
  Acclaim Entertainment Inc.*                     1,817           1,999
  Actel Corp.*                                      549           5,710
  Actuate Corp.*                                  1,150           1,093
  ADE Corp.*                                        244           1,027
  Advanced Digital Information Corp.*             1,625           7,800
  Advanced Power Technology Inc.*                   143             556
  Alliance Semiconductor Corp.*                     657           2,497
  Allscripts Healthcare Solutions Inc.*             604           1,727
  Altiris Inc.*                                     131           1,303
  American Management Systems Inc.*               1,022          13,010
  ANADIGICS Inc.*                                   798           1,700
  Ansys Inc.*                                       385           6,634
  Anteon International Corp.*                       391          10,627
  Artisan Components Inc.*                          387           3,525
  Ascential Software Corp.*                       6,648          12,352
  Aspen Technology Inc.*                            926           2,778
  AstroPower Inc.*                                  488           3,465
  Asyst Technologies Inc.*                          931           5,623
  ATMI Inc.*                                        707           9,969
  August Technology Corp.*                          191             860
  Avid Technology Inc.*                             649           6,685
  Axcelis Technologies Inc.*                      2,554          12,464
  AXT Inc.*                                         487           1,013
  Barra Inc.*                                       418          11,420
  Borland Software Corp.*                         1,582          12,324
  CACI International Inc.                           741          26,268
  Caliper Technologies Corp.*                       634           2,656
  Caminus Corp.*                                    260             463
  Carreker Corp.*                                   504           3,090
  Catapult Communications Corp.*                    139           1,355
  CCC Information Services Group Inc.*              320           4,182
  ChipPAC Inc.*                                   1,101           2,355
  CIBER Inc.*                                     1,366           7,936
  Cirrus Logic Inc.*                              1,894           4,830
  Cognizant Technology Solutions Corp.*             213          12,241
  Cohu Inc.                                         540           6,102
  CompuCom Systems Inc.*                            595           3,427
  Computer Horizons Corp.*                          819           3,047
  Computer Programs and Systems Inc.*                78           1,668
  Concord Communications Inc.*                      415           2,096
  Concurrent Computer Corp.*                      1,614           3,680
  Covansys Corp.*                                   501             852
  CRAY Inc.*                                      1,069           4,223
  Credence Systems Corp.*                         1,579          13,674
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.74% (CONTINUED)
  Cree Inc.*                                      1,900  $       23,750
  Datastream Systems Inc.*                          407           2,035
  Dendrite International Inc.*                      808           5,098
  Digimarc Corp.*                                   232           2,707
  DocuCorp International Inc.*                      206           2,229
  Documentum Inc.*                                1,032          11,920
  Drexler Technology Corp.*                         220           3,199
  DuPont Photomasks Inc.*                           311           7,085
  Dynamics Research Corp.*                          175           2,552
  Echelon Corp.*                                    652           5,672
  Eclipsys Corp.*                                   902           4,582
  eFunds Corp.*                                   1,216          11,407
  Electroglas Inc.*                                 552           1,104
  Electronics for Imaging Inc.*                   1,415          21,112
  Embarcadero Technologies Inc.*                    210             880
  EMCORE Corp.*                                     629             956
  Entegris Inc.*                                  1,197           9,301
  EPIQ Systems Inc.*                                258           4,556
  ESS Technology Inc.*                              835           5,135
  Exar Corp.*                                     1,019          11,769
  FactSet Research Systems Inc.                     543          14,417
  FalconStor Software Inc.*                         888           4,325
  Fidelity National Information
     Solutions Inc.*                                343           5,244
  FileNet Corp.*                                    869           8,994
  FSI International Inc.*                           683           2,090
  General Binding Corp.*                            155           2,457
  Genesis Microchip Inc.*                           797           6,113
  Global Imaging Systems Inc.*                      209           3,946
  GlobespanVirata Inc.*                           3,116           7,354
  Handspring Inc.*                                1,121           1,054
  Helix Technology Corp.                            681           6,572
  Hutchinson Technology Inc.*                       661          10,675
  Hyperion Solutions Corp.*                         869          15,946
  IDX Systems Corp.*                                441           5,473
  iGATE Corp.*                                      525           1,428
  Imagistics International Inc.*                    468           8,120
  Imation Corp.*                                    915          25,922
  InFocus Corp.*                                    956           7,285
  Infogrames Inc.*                                  146             324
  Informatica Corp.*                              1,494           4,631
  Information Resources Inc.*                       716           2,656
  Inforte Corp.*                                    167             855
  InfoUSA Inc.*                                     668           2,892
  Integral Systems Inc.*                            241           4,606
  Integrated Silicon Solution Inc.*                 698           2,080
  Inter-Tel Inc.                                    472           9,605
  InterCept Inc.*                                   379           3,748
  Intergraph Corp.*                               1,307          22,337
  Intertrust Technologies Corp.*                  1,912           6,099
  Iomega Corp.*                                   1,335          14,271
  IXYS Corp.*                                       273           1,373
  JDA Software Group Inc.*                          730           5,103
  Keane Inc.*                                     1,533          10,348
  Kopin Corp.*                                    1,810           6,299
  Kronos Inc.*                                      514          12,660
  Kulicke & Soffa Industries Inc.*                1,286           3,858
  Lattice Semiconductor Corp.*                    2,226          13,846
  Lawson Software Inc.*                             366           1,296
  Legato Systems Inc.*                            2,272           6,266
  Lexar Media Inc.*                                 849           2,250
  LTX Corp.*                                      1,189           5,422

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.74% (CONTINUED)
  MTS Systems Corporation*                          549  $        5,198
  Magma Design Automation Inc.*                     483           4,308
  Manhattan Associates Inc.*                        506           6,841
  ManTech International Corp.*                      188           4,411
  Manugistics Group Inc.*                         1,549           4,322
  MAPICS Inc.*                                      375           2,100
  MapInfo Corp.*                                    395           1,560
  Mattson Technology Inc.*                          546             901
  Maxtor Corp.*                                   5,199          13,569
  McDATA Corp.*                                   1,651           8,965
  MCSi Inc.*                                        574           2,841
  MEMC Electronic Materials Inc.*                   530           1,760
  Mentor Graphics Corp.*                          1,707           8,330
  Mercury Computer Systems Inc.*                    565          13,334
  MetaSolv Inc.*                                    756           1,157
  Micros Systems Inc.*                              433          10,041
  Micromuse Inc.*                                 1,950           4,914
  Microsemi Corp.*                                  754           4,230
  Microtune Inc.*                                 1,137           2,740
  Midway Games Inc.*                                717           3,929
  MIPS Technologies Inc.*                           929           1,235
  Monolithic System Technology Inc.*                467           4,670
  MRO Software Inc.*                                459           3,993
  MSC.Software Corp.*                               664           5,657
  Mykrolis Corp.*                                 1,035           6,365
  Nanometrics Inc.*                                 188             500
  Nassda Corp.*                                     131             684
  NDCHealth Corp.                                   840          13,062
  NetIQ Corp.*                                    1,031          14,950
  NetScout Systems Inc.*                            470           1,720
  NetScreen Technologies Inc.*                      262           2,843
  Novadigm Inc.*                                    353             706
  Novell Inc.*                                    9,464          19,874
  Nuance Communications Inc.*                       754           1,282
  Numerical Technologies Inc.*                      634           1,839
  NYFIX Inc.*                                       652           2,536
  Oak Technology Inc.*                            1,458           4,636
  Omnicell Inc.*                                    379           2,213
  OmniVision Technologies Inc.*                     517           3,407
  ON Semiconductor Corp.*                           728             910
  ONYX Software Corp.*                            1,145           2,187
  OPNET Technologies Inc.*                          264           1,671
  Overland Storage Inc.*                            198           2,150
  Packeteer Inc.*                                   587           1,761
  Palm Inc.*                                     15,119          11,188
  Parametric Technology Corp.*                    6,807          12,253
  PDF Solutions Inc.*                               312           1,650
  PEC Solutions Inc.*                               219           4,875
  Pegasystems Inc.*                                 159             868
  Peregrine Systems Inc.                          5,019             281
  Pericom Semiconductor Corp.*                      513           4,422
  Per-Se Technologies Inc.*                         784           7,746
  Phoenix Technologies Ltd.*                        676           4,901
  Photronics Inc.*                                  689           6,931
  Pinnacle Systems Inc.*                          1,532          16,546
  Pixelworks Inc.*                                  864           4,450
  PLATO Learning Inc.*                              431           2,866
  PLX Technology Inc.*                              443             487
  Pomeroy Computer Resources Inc.*                  259           2,554
  Power Integrations Inc.*                          657           8,009
  Practice Works, Inc.                              273           4,723
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.74% (CONTINUED)
  ProBusiness Services Inc.*                        548  $        3,469
  Progress Software Corp.*                          818           9,898
  QuadraMed Corp.                                   708           1,281
  Quantum Corp.*                                  3,385           7,481
  Quest Software Inc.*                              968           9,099
  Radiant Systems Inc.*                             449           3,592
  Radisys Corp.*                                    427           1,691
  Rainbow Technologies Inc.*                        618           1,755
  Rambus Inc.*                                    2,178           9,453
  Read-Rite Corp.*                                3,159           1,643
  Red Hat Inc.*                                   2,954          14,032
  Redback Networks Inc.*                          3,511           1,088
  Renaissance Learning Inc.*                        283           4,021
  Retek Inc.*                                     1,363           4,907
  Richardson Electronics Ltd.                       167           1,099
  Roxio Inc.*                                       501           1,518
  Rudolph Technologies Inc.*                        240           2,470
  Sanchez Computer Associates Inc.*                 356             869
  SanDisk Corp.*                                  1,579          20,701
  ScanSoft Inc.*                                  1,358           4,481
  Schawk Inc.                                       201           1,974
  SCM Microsystems Inc.*                            407           1,607
  SeaChange International Inc.*                     579           3,978
  Semitool Inc.*                                    419           2,158
  SERENA Software Inc.*                             454           5,448
  Silicon Graphics Inc.*                          4,945           4,055
  Silicon Image Inc.*                             1,513           6,188
  Silicon Laboratories Inc.*                        686          12,574
  Silicon Storage Technology Inc.*                2,019           7,894
  Siliconix Inc.*                                   153           2,719
  SimpleTech Inc.*                                  187             398
  Sipex Corp.*                                      664           1,129
  Skyworks Solutions Inc.*                        3,497          15,841
  SmartForce Plc.                                   598           1,973
  SONICblue Inc.*                                 2,237             537
  SpeechWorks International Inc.*                   674           1,550
  SpeedFam-IPEC Inc.*                               702           2,604
  SPSS Inc.*                                        311           3,598
  SRA International Inc.*                           131           3,751
  SS&C Technologies Inc.*                           205           1,630
  Standard Microsystems Corp.*                      378           5,776
  StorageNetworks Inc.*                           1,723           2,154
  Supertex Inc.*                                    270           2,808
  Sykes Enterprises Inc.*                           632           2,661
  Synaptics Inc.*                                   131             630
  Synplicity Inc.*                                  250           1,078
  Syntel Inc.*                                      146           1,718
  Systems & Computer Technology Corp.*              808           5,656
  Take-Two Interactive Software Inc.*               985          28,565
  TALX Corp.                                        321           4,228
  Therma-Wave Inc.*                                 644             509
  THQ Inc.*                                       1,027          21,362
  Three-Five Systems Inc.*                          561           2,603
  Tier Technologies Inc.*                           377           7,133
  TiVo Inc.*                                        482           1,735
  Transaction Systems*                              829           5,140
  Transmeta Corp.*                                2,835           2,750
  Trikon Technologies Inc.*                         269           1,528
  Tripos Inc.*                                      191           1,499
  Triquint Semiconductor Inc.*                    3,430          12,108
  Tyler Technologies Inc.*                          840           3,696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.74% (CONTINUED)
  Ulticom Inc.*                                     276  $        1,526
  Ultratech Stepper Inc.*                           589           4,764
  Varian Semiconductor Equipment
     Associates Inc.*                               800          13,151
  Vastera Inc.*                                     835           1,795
  Veeco Instruments Inc.*                           660           7,128
  Verint Systems Inc.*                              118           1,018
  Viewpoint Corp.*                                  967           2,108
  Virage Logic Corp.*                               281           2,650
  VitalWorks Inc.*                                  931           6,768
  Vitesse Semiconductor Corp.*                    5,241           3,564
  Western Digital Corp.*                          5,013          23,560
  White Electronic Designs Corp.*                   457           3,423
  Wind River Systems Inc.*                        1,780           5,732
  Witness Systems Inc.*                             357           2,078
  Xicor Inc.*                                       518           1,870
  Zoran Corp.*                                      704           7,744
                                                         --------------
                                                              1,352,254
                                                         --------------
UTILITIES - 3.88%
  AGL Resources Inc.                              1,459          32,229
  American States Water Co.                         395          10,357
  Atmos Energy Corp.                              1,078          23,177
  Avista Corp.                                    1,246          13,955
  Black Hills Corp.                                 700          18,333
  California Water Service Group                    367           9,370
  Cascade Natural Gas Corp.                         288           5,674
  Central Vermont Public Service Corp.              304           5,360
  CH Energy Group Inc. (Holding Co.)                427          20,039
  CLECO Corp.                                     1,059          14,265
  Connecticut Water Service Inc.                    200           5,124
  DQE Inc.                                        1,473          22,095
  El Paso Electric Co.*                           1,222          14,517
  Empire District Electric Co.                      581           9,819
  Energen Corp.                                     897          22,703
  EnergySouth Inc.                                  110           2,805
  Laclede Group Inc.                                493          11,487
  MGE Energy, Inc.                                  423          10,854
  Middlesex Water Co.                               200           4,500
  New Jersey Resources Corp.                        703          23,129
  Northwest Natural Gas Co.                         663          19,466
  Northwestern Corp.                                715           6,978
  NUI Corp.                                         411           8,878
  ONEOK Inc.                                      1,399          26,441
  Otter Tail Corp.                                  647          17,042
  Piedmont Natural Gas Co.                          803          28,482
  PNM Resources Inc.                                946          18,731
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.88% (CONTINUED)
  SEMCO Energy Inc.                                 480  $        3,734
  Sierra Pacific Resources                        2,665          16,257
  SJW Corp.                                          54           4,212
  South Jersey Industries Inc.                      313          10,223
  Southern Union Co.*                             1,050          11,865
  Southwest Gas Corp.                               858          19,091
  Southwest Water Co.                               242           3,451
  UGI Corp.                                         718          26,099
  UIL Holdings Corp.                                313          11,095
  UniSource Energy Corp.                            744          11,345
  Unitil Corp.                                      124           3,367
  Westar Energy Inc.                              1,460          14,687
  WGL Holdings Inc.                               1,268          30,318
  WPS Resources Corp.                               819          29,025
                                                         --------------
                                                                600,579
                                                         --------------
    Total Common Stocks
       (cost $20,316,396)                                    14,688,228
                                                         --------------

UNIT INVESTMENT TRUST - 4.09%
  iShares Russell 2000 Index Fund*                8,855         633,575
                                                         --------------
    Total Unit Investment Trust
       (cost $733,292)                                          633,575
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(4) - 2.26%
VARIABLE RATE DEMAND NOTES(1) - 1.45%
  US Bank (1.560% due 12/31/31)           $     224,749  $      224,749
                                                         --------------
U.S. TREASURY BILL - .81%
  (1.670% due 12/19/02)                         125,000         124,548
                                                         --------------
    Total Short-Term Investments
       (cost $349,297)                                          349,297
                                                         --------------
TOTAL INVESTMENTS - 101.34%
   (cost $21,398,985)(2)                                     15,671,100
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 5.04%
  2.02% due 10/01/02                                            350,451
  2.06% due 10/01/02                                            428,328
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                                778,779
OTHER ASSETS AND LIABILITIES - (6.38%)                         (986,280)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   15,463,599
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $21,456,507 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,688,128 and ($7,501,285), respectively.
(3) This security was purchased with cash collateral held from securities lending.
(4) Securities and other assets with an aggregate value of $181,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (12/02)                      1       $(13,875)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 80.48%
BASIC INDUSTRIES - 0.86%
  Sigma-Aldrich Corporation                         600  $       29,562
  Smurfit-Stone Container Corporation*            2,062          25,919
                                                         --------------
                                                                 55,481
                                                         --------------
CAPITAL GOODS - 2.09%
  Maxim Integrated Products, Inc.*                3,902          96,613
  PACCAR Inc.                                     1,111          37,541
                                                         --------------
                                                                134,154
                                                         --------------
COMMUNICATION - 0.00%
  Adelphia Business Solutions Inc.*                 849              30
                                                         --------------
CONSUMER NON-DURABLES - 1.14%
  Cintas Corporation                              1,755          73,570
                                                         --------------
CONSUMER SERVICES - 12.11%
  Amazon.com, Inc.*                               2,128          33,899
  Apollo Group, Inc.*                             1,498          65,058
  At Home Corporation+*                           1,735               4
  Bed Bath & Beyond Inc.*                         3,363         109,533
  CDW Computer Centers, Inc.*                       766          32,448
  Charter Communications, Inc.*                   2,637           4,905
  Comcast Corporation*                            3,865          80,624
  Costco Co.*                                     2,054          66,488
  Dollar Tree Stores, Inc.*                         930          20,497
  eBay Inc.*                                      1,768          93,368
  Gemstar-TV Guide International Inc.*            3,745           9,437
  PanAmSat Corporation*                           1,740          30,189
  Staples, Inc.*                                  2,669          34,137
  Starbucks Corporation*                          4,570          94,325
  TMP Worldwide Inc.*                             1,021           9,189
  USA Interactive*                                3,730          72,287
  Yahoo! Inc.*                                    2,360          22,585
                                                         --------------
                                                                778,973
                                                         --------------
HEALTH CARE - 12.56%
  Abgenix Inc.*                                     707           4,588
  Amgen Inc.*                                     5,060         211,002
  Andrx Group*                                      594          13,157
  Biogen, Inc.*                                   1,567          45,866
  Biomet, Inc.                                    3,029          80,662
  Cephalon, Inc.*                                   399          16,287
  Chiron Corporation*                             2,281          79,698
  Cytyc Corporation*                              1,056          11,320
  Express Scripts, Inc.*                            608          33,148
  Genzyme General*                                2,293          47,259
  Gilead Sciences, Inc.*                          1,628          54,587
  Human Genome Sciences, Inc.*                    1,096          13,218
  ICOS Corporation*                                 451           9,457
  IDEC Pharmaceuticals Corporation*               1,429          59,333
  ImClone Systems Inc.*                             644           5,023
  Invitrogen Corporation*                           428          14,582
  Lincare Holdings Inc.*                            850          26,384
  MedImmune, Inc.*                                2,291          47,928
  Millennium Pharmaceuticals, Inc.*               2,605          24,279
  Protein Design Labs Inc.*                         729           6,051
                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 12.56% (CONTINUED)
  Sepracor Inc.*                                    677  $        3,547
                                                         --------------
                                                                807,376
                                                         --------------
PUBLIC UTILITIES - 1.13%
  Nextel Communications, Inc.*                    9,569          72,246
  XO Communication Inc.*                          2,825              88
                                                         --------------
                                                                 72,334
                                                         --------------
TECHNOLOGY - 50.59%
  ADC Telecommunications, Inc.*                   8,498           9,773
  Adobe Systems Incorporated                      2,004          38,276
  Altera Corporation*                             4,671          40,498
  Apple Computer, Inc.*                           4,219          61,176
  Applied Materials, Inc.*                        7,278          84,061
  Applied Micro Circuits Corporation*             2,984           8,534
  Atmel Corporation*                              3,009           3,190
  BEA Systems, Inc.*                              3,178          16,462
  Broadcom Corporation*                           1,561          16,671
  Brocade Communications Systems, Inc.*           2,009          15,128
  Check Point Software Technologies
     Ltd.*                                        2,050          28,167
  CIENA Corporation*                              4,249          12,620
  Cisco Systems, Inc.*                           22,356         234,291
  Citrix Systems, Inc.*                           1,922          11,590
  Compuware Corporation*                          1,978           6,033
  Comverse Technology, Inc.*                      1,659          11,596
  Concord EFS, Inc.*                              4,899          77,796
  Conexant Systems, Inc.*                         2,425           2,692
  Dell Computer Corporation*                      8,169         192,053
  EchoStar Communications Corporation*            2,143          37,074
  Electronic Arts Inc.*                           1,191          78,558
  FIserv Inc.*                                    2,018          56,665
  Flextronics International Ltd.*                 4,793          33,417
  i2 Technologies, Inc.*                          3,904           2,030
  Integrated Device Technology, Inc.*               853           8,905
  Intel Corporation                              20,015         278,008
  Intuit Inc.*                                    2,302         104,810
  JDS Uniphase Corporation*                      12,314          23,988
  Juniper Networks, Inc.*                         2,081           9,989
  KLA-Tencor Corporation*                         1,936          54,092
  Linear Technology Corporation                   3,647          75,566
  LM Ericsson Telephone Company*                  7,745           2,788
  Mercury Interactive Corporation*                  759          13,024
  Microchip Technology Incorporated*              1,432          29,284
  Microsoft Corporation*                         15,832         692,492
  Molex Incorporated                                841          19,780
  Network Appliance, Inc.*                        2,985          21,880
  Novellus Systems, Inc.*                         1,259          26,200
  NVIDIA Corporation*                             1,347          11,530
  Oracle Corporation*                            19,196         150,881
  Paychex, Inc.                                   3,061          74,290
  PeopleSoft, Inc.*                               3,689          45,633
  PMC - Sierra, Inc.*                             1,575           6,111
  QLogic Corporation*                               814          21,197
  QUALCOMM Incorporated*                          7,949         219,551
  Rational Software Corporation*                  1,749           7,556
  RF Micro Devices, Inc.*                         1,634           9,804
  Sanmina-SCI Corporation*                        4,803          13,304
  Siebel Systems, Inc.*                           4,670          26,853
  Sun Microsystems, Inc.*                        12,159          31,492
  Symantec Corporation*                           1,232          41,432
  Synopsys, Inc.*                                   596          22,737

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TECHNOLOGY - 50.59% (CONTINUED)
  Tellabs, Inc.*                                  2,015  $        8,201
  VeriSign, Inc.*                                 1,901           9,600
  VERITAS Software Corporation*                   3,533          51,829
  Vitesse Semiconductor Corp.*                    1,879           1,278
  Xilinx, Inc.*                                   3,821          60,516
                                                         --------------
                                                              3,252,952
                                                         --------------
    Total Common Stocks
       (cost $15,864,212)                                     5,174,870
                                                         --------------

UNIT INVESTMENT TRUST - 0.01%
  Nasdaq 100 Shares*                                338             789
                                                         --------------
    Total Unit Investment Trust
       (cost $837)                                                  789
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------
SHORT-TERM INVESTMENTS(4) - 19.34%
VARIABLE RATE DEMAND NOTES(1) - 7.72%
  US Bank (1.560% due 12/31/31)           $     330,981  $      330,981
                                              PRINCIPAL           VALUE

                                                      -----------------
VARIABLE RATE DEMAND NOTES(1) - 7.72% (CONTINUED)
  Wisconsin Corp. Central Credit Union
     (1.480% due 12/31/31)                $     165,505  $      165,505
                                                         --------------
                                                                496,486
                                                         --------------
U.S. TREASURY BILL - 11.62%
  (1.670% due 12/19/02)                         750,000         747,287
                                                         --------------
    Total Short-Term Investments
       (cost $1,243,773)                                      1,243,773
                                                         --------------
TOTAL INVESTMENTS - 99.83%
   (cost $17,108,822)(2)                                      6,419,432
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 33.32%
  2.02% due 10/01/02                                            964,281
  2.06% due 10/01/02                                          1,178,565
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              2,142,846
OTHER ASSETS AND LIABILITIES(4) - (33.15%)                   (2,131,896)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    6,430,382
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $17,201,839 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $68,939 and ($10,851,345), respectively.
(3) This security was purchased with cash collateral held from securities lending.
(4) Securities and other assets with an aggregate value of $1,253,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (12/02)                       15      ($147,750)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 98.66%
AUSTRALIA - 4.39%
  Amcor Limited*                                  2,600  $       11,642
  AMP Ltd                                         3,880          24,669
  Australia & New Zealand Bank Group*             4,800          46,038
  BHP Billiton Ltd*                              11,938          58,710
  BHP Steel Ltd                                   2,528           3,681
  Brambles Industries Limited*                    3,259          11,423
  Coca-Cola Amatil Ltd*                           1,315           4,216
  Coles Myer Limited*                             3,593          11,676
  Commonwealth Bank of Australia*                 4,276          70,035
  CSL Limited*                                      606           7,258
  CSR Limited                                     3,200           9,912
  Deutsche Office Trust*                          3,900           2,416
  Foster's Brewing Group Limited*                 6,562          16,439
  Gandel Retail Trust*                            3,000           3,212
  General Property Trust*                         6,063           9,258
  Goodman Fielder Limited*                        3,900           3,455
  Harvey Norman Holdings Ltd*                     1,800           2,778
  Insurance Australia Group Ltd*                  4,200           6,961
  Lend Lease Corporation Limited*                 1,425           7,821
  M.I.M. Holdings Ltd*                            6,400           3,930
  Macquarie Bank Limited                            700           8,430
  Macquarie Infrastructure Group*                 6,100           9,911
  National Australia Bank*                        5,035          91,605
  Newmont Mining Corp - Chess*                    1,802           4,945
  News Corporation Limited*                       4,675          22,331
  News Corporation Ltd.*                          6,157          25,194
  QBE Insurance Group Ltd*                        1,954           7,603
  Rio Tinto Limited*                                994          16,367
  Santos Limited*                                 2,066           6,837
  Southcorp Ltd*                                  2,044           6,087
  Stockland Trust Group*                          2,748           6,824
  Sumcorp Metway Limited                          1,800          11,347
  TABCORP Holdings Limited*                         479           3,059
  Telstra Corporation Limited*                    6,355          16,369
  Wesfarmers Limited*                             1,249          18,360
  Westfield Holdings*                             1,400           9,890
  Westfield Trust*                                6,453          11,853
  Westpac Banking Corp*                           5,673          42,697
  WMC Limited*                                    3,735          14,390
  Woodside Petroleum Limited*                     1,600          10,781
  Woolworths Limited*                             3,337          22,305
                                                         --------------
                                                                682,715
                                                         --------------
AUSTRIA - 0.15%
  OMV AG*                                           277          23,380
                                                         --------------
BELGIUM - 1.04%
  Delhaize-Le Lion*                                 353           5,729
  Dexia*                                          2,200          19,830
  Electrabel*                                       142          33,542
  Fortis (B)*                                     3,357          47,246
  Groupe Bruxelles Lambert*                         435          16,118
  KBC Bancassurance Holding*                        312           9,818
  Solvay SA*                                        375          22,182
  UCB S.A.*                                         245           7,071
                                                         --------------
                                                                161,536
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
DENMARK - 0.84%
  Dampskibsselskabet af 1912*                         4  $       22,460
  Dampskibsselskabet Svenborg*                        3          21,875
  Danisco A/S*                                      300          10,458
  Danske Bank A/S*                                2,000          30,337
  Novo-Nordisk A/S*                               1,000          27,277
  Tele Danmark A/S                                  400           8,675
  Vestas Wind Systems A/S*                          300           4,111
  William Demant Holding                            300           5,948
                                                         --------------
                                                                131,141
                                                         --------------
FINLAND - 1.56%
  Kone Oyj                                          100           2,619
  Nokia Oyj*                                     15,310         203,518
  Sampo Oyj*                                        900           5,915
  Sonera Oyj                                      1,600           5,930
  UMP-Kymmene Oyj*                                  900          24,728
                                                         --------------
                                                                242,710
                                                         --------------
FRANCE - 9.04%
  Accor SA*                                         636          18,575
  Alcatel SA*                                     3,780           8,779
  Arcelor                                           974           9,877
  Aventis SA*                                     2,146         112,412
  Axa*                                            4,704          46,166
  BNP Paribas*                                    2,764          90,094
  Bouygues*                                         449          11,538
  Cap Gemini SA*                                    355           5,684
  Carrefour Supermarche*                          1,692          67,894
  Casino Guichard Perrachon*                        274          17,954
  Cie de Saint-Gobain                               992          21,903
  Dassault Systemes SA*                             342           5,273
  Essilor International*                            520          21,092
  France Telecom*                                 1,178           8,080
  Groupe Danone*                                    406          48,954
  Lafarge SA*                                       333          26,593
  Lagardere S.C.A.*                                 420          16,106
  L'Air liquide*                                    308          38,082
  L'OREAL*                                        1,047          75,540
  LVMH Moet Hennessy Louis Vuitton*                 729          26,586
  Michelin (C.G.D.E.)*                              538          15,112
  Pechiney SA*                                      346           9,199
  Pernod-Ricard*                                    294          26,442
  Peugeot SA*                                       546          20,188
  Pinault-Printemps-Redoute*                        321          20,304
  Publicis Groupe*                                  500           9,439
  Renault SA                                        500          21,541
  Sagem SA*                                         128           7,325
  Sanofi-Synthelabo SA*                           1,391          78,431
  Schneider Electric SA*                            469          20,803
  Societe Generale*                               1,181          49,794
  Sodexho Alliance SA*                              464           9,020
  STMicroelectronics N.V.*                        1,970          26,499
  Suez Lyonnaise des Eaux*                        2,865          45,079
  Technip - Coflexip SA*                             43           2,826
  Television Francaise                              400           8,496
  The Thales Company*                               187           4,999
  Thomson Mulitmedia                                500           7,877
  Total FinaElf SA*                               2,111         277,906
  Unaxis Holdings AG-R*                             100           5,821
  Valeo SA*                                         327           9,382
  Vinci*                                            285          17,267

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FRANCE - 9.04% (CONTINUED)
  Vivendi Universal*                              3,077  $       34,517
                                                         --------------
                                                              1,405,449
                                                         --------------
GERMANY - 5.92%
  Adidas-Salomon AG*                                200          13,244
  Allianz AG*                                       715          61,550
  BASF AG*                                        1,800          62,621
  Bayer AG*                                       2,400          41,368
  Bayer Hypo-Vereinsbank*                         1,200          15,833
  Beiersdorf AG*                                    300          29,057
  DaimlerChrysler AG*                             2,700          90,463
  Deutsche Bank AG*                               1,700          77,792
  Deutsche Post AG*                               1,300          10,728
  Deutsche Telekom*                               6,110          51,631
  E.ON AG*                                        1,900          89,573
  Epcos AG                                          200           1,413
  Fresenius Medical Care AG*                        300           6,582
  Gehe AG*                                          100           4,116
  Gruppo Editoriale L'Espresso*                     600           1,640
  Heidelberger Zement AG*                           300          10,822
  Infineon Technologies                           1,200           6,476
  KarstadtQuelle AG*                                100           1,650
  Linde AG*                                         500          18,037
  Lufthansa                                         700           6,434
  Merck Kgaa*                                       200           3,479
  Metro AG*                                         500           8,697
  Muenchener Rueckversicherungs AG*                 510          52,018
  Prosieben SAT. I Media AG*                        200           1,279
  Qiagen N.V.                                       500           2,337
  RWE AG*                                         1,200          35,580
  SAP AG*                                           900          40,028
  Schering AG*                                      600          28,108
  Siemens AG*                                     2,595          87,073
  ThyssenKrupp AG*                                1,100          11,687
  TUI AG*                                           400           6,147
  Volkswagen AG*                                    900          32,734
  Volkswagen AG - Preferred*                        400          10,279
                                                         --------------
                                                                920,476
                                                         --------------
HONG KONG - 1.68%
  Bank of East Asia*                              4,400           7,729
  Cathay Pacific Airways*                         3,200           4,328
  Cheung Kong Holdings*                           5,000          31,540
  Cheung Kong Infrastructure*                     1,500           2,558
  China Light & Power Holding*                    5,800          23,945
  Esprit Holdings Limited*                        1,700           2,616
  Giordano International Ltd*                     4,000           1,564
  Hang Lung Properties Ltd*                       3,700           3,273
  Hang Seng Bank*                                 2,600          27,251
  Henderson Land Development*                     2,000           5,898
  Hong Kong & China Gas*                         11,930          15,907
  Hong Kong Electric Holdings*                    4,500          19,097
  Hong Kong Exchanges & Clearing*                 3,400           4,054
  Hutchison Whampoa*                              6,900          39,810
  Hysan Development*                              2,000           1,513
  Johnson Electric Holdings*                      4,700           4,700
  Li & Fung Ltd.*                                 5,100           4,806
  MTR Corporation*                                4,300           4,907
  New World Development*                          4,476           2,296
  Pacific Century CyberWorks Ltd                 27,000           3,808
  Shangri-La Asia Ltd.*                           3,200           1,836
                                                 SHARES           VALUE

                                                     ------------------
HONG KONG - 1.68% (CONTINUED)
  Sino Land Co*                                   5,000  $        1,474
  South China Morning Post                        3,400           1,471
  Sun Hung Kai Properties Ltd*                    4,000          23,488
  Swire Pacific Ltd.*                             3,000          11,770
  Television Broadcasts Ltd.*                     1,000           3,077
  Wharf Holdings Ltd*                             3,900           7,425
                                                         --------------
                                                                262,141
                                                         --------------
ITALY - 3.68%
  Alitalia                                        2,600             552
  Alleanza Assicurazioni                          1,600           9,757
  Assicurazioni Generali*                         3,500          51,334
  Autogrill SpA                                     400           3,159
  Autostrade Concessioni e Costruzioni
     Autostrade SpA*                              2,800          21,668
  Banca Monte Dei Paschi Siena*                   2,700           5,510
  Banca Nazionale Lavoro                          5,100           5,570
  Bank Of Ireland*                                3,400          33,099
  Benetton Group SpA*                               200           1,858
  Bulgari SpA*                                      450           1,494
  Capitalia SpA*                                  4,118           4,046
  Enel SpA*                                       6,800          32,864
  ENI-Ente Nazionale Idrocarburi SpA*             9,050         124,149
  Fiat SpA*                                         800           7,749
  Fineco SpA                                      4,400           1,679
  Intesabci SpA*                                 11,400          19,154
  Irish Life & Permanent*                         1,000          11,366
  Luxottica Group SpA*                              500           6,533
  Mediaset SpA*                                   2,000          12,433
  Mediobanca SpA*                                 1,450           9,874
  Parmalat Finanziaria SpA*                       1,300           3,559
  Pirelli SpA*                                    3,300           2,785
  Riunione Adriatica di Sicurta SpA*              1,200          14,102
  San Paolo-IMI SpA*                              2,900          16,309
  Seat-Pagine Gialle SpA                         16,200           9,399
  Telecom Italia SpA*                             6,900          49,169
  Telecom Italia SpA-RNC*                         6,000          29,828
  TIM SpA*                                       11,050          43,029
  Tiscali SpA                                       538           2,127
  Unicredito Italiano SpA*                       10,500          37,982
                                                         --------------
                                                                572,137
                                                         --------------
JAPAN - 22.75%
  Acom Co Ltd*                                      400          16,888
  Advantest Corp.*                                  300          11,656
  Aeon Co. Ltd.*                                    700          17,940
  Ajinomoto Co Inc*                               2,000          21,176
  All Nipon Airways Co.                           2,000           4,748
  Asahi Breweries Ltd.*                           2,000          12,880
  Asahi Glass Co Ltd*                             3,000          18,433
  Asahi Kasei Corp*                               4,000          10,843
  Bank of Yokohama Ltd*                           3,000          13,011
  Bridgestone Corp*                               2,000          23,788
  Canon Inc*                                      3,000          98,078
  Central Japan Railway Co*                           6          38,098
  Chubu Electric Power Co.*                       2,100          35,362
  Chugai Pharmaceutical Co Ltd*                   1,000           8,461
  Credit Saison Co                                  400           8,789
  Dai Nippon Printing Co. Ltd.*                   2,000          21,669
  Daiichi Pharmaceutical Co Ltd*                  1,000          16,231
  Daikin Industries Ltd                           1,000          18,811
  Daiwa Bank Holdings Co                         13,000           9,717

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 22.75% (CONTINUED)
  Daiwa House*                                    1,000  $        6,111
  Daiwa Securities Group Inc*                     4,000          22,080
  Denso Corp*                                     1,600          26,036
  East Japan Railway Company*                        11          51,323
  Eisai Co Ltd*                                   1,000          23,082
  Fanuc*                                            400          17,874
  Fuji Photo Film Company Ltd.*                   2,000          59,635
  Fujisawa Pharmaceutical Co.*                    1,000          20,536
  Fujitsu Limited*                                5,000          21,603
  Furukawa Electric Co Ltd*                       2,000           4,551
  Gen-Probe*                                         86           1,464
  Hirose Electric*                                  200          14,358
  Hitachi Ltd*                                   10,000          50,107
  Hitachi Zosen Corp                              3,000           1,355
  Honda Motor Co Ltd*                             2,200          89,092
  Hoya Corporation*                                 400          24,807
  Ishikawajima-Harima*                            4,000           5,487
  Itochu Corp*                                    4,000          11,204
  Ito-Yokado Co Ltd*                              1,000          39,264
  Japan Air Lines Company Ltd                     2,000           4,846
  Japan Tobacco Inc*                                  6          37,851
  JFE Holdings Inc.                               1,550          17,367
  Kaneka Corp*                                    1,000           5,635
  Kansai Electric Power Co*                       2,200          30,902
  Kao Corp*                                       2,000          44,110
  Kawasaki Heavy Ltd                              4,000           4,074
  Keio Electric Railway*                          2,000          10,974
  Kinki Nippon Railway Co Ltd*                    5,000          13,595
  Kirin Brewery Co. Ltd.*                         3,000          17,743
  Komatsu Ltd*                                    3,000          10,079
  Konami Corp*                                      400          10,284
  Konica Corporation*                             1,000           6,514
  Kubota Corp.*                                   3,000           8,600
  Kuraray Co Ltd*                                 1,000           5,890
  Kyocera Corp*                                     500          33,473
  Kyushu Electric Power*                          1,300          17,620
  Marubeni Corp*                                  4,000           4,830
  Marui Co                                        1,000          10,835
  Matsushita Electric Industrial Co Ltd*          6,000          62,247
  Matsushita Electric Works                       1,000           6,087
  Matsushita Industrial Co                          300           8,847
  Millea Holdings                                     4          32,068
  Minebea Co., Ltd.*                              1,000           5,068
  Mitsubishi Chemical Corp                        6,000          10,991
  Mitsubishi Corp                                 4,000          26,877
  Mitsubishi Electric Corp                        5,000          16,141
  Mitsubishi Estate Co Ltd*                       3,000          23,977
  Mitsubishi Heavy Industries Ltd*               10,000          27,271
  Mitsubishi Materials Corp                       3,000           4,165
  Mitsubishi Tokyo Financial*                        16         118,154
  Mitsui & Co Ltd*                                4,000          20,996
  Mitsui Fudosan Co Ltd*                          2,000          16,264
  Mitsui Mining & Smelting Co Ltd*                2,000           4,354
  Mitsui Osk Lines Ltd*                           2,000           3,795
  Mitsui Pertochemical*                           2,000           8,592
  Mitsui Sumitomo Insurance Co*                   4,000          18,761
  Mizuho Holding Inc*                                26          60,867
  Murata Manufacturing Co. Ltd*                     700          35,650
  NEC Corporation*                                5,000          24,109
  Nikko Cordial Corp*                             4,000          19,024
  Nikon Corp*                                     1,000           7,631
                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 22.75% (CONTINUED)
  Nintendo Co Ltd*                                  400  $       46,591
  Nippon Express Co Ltd*                          3,000          13,529
  Nippon Mining Holdings Inc.*                    1,500           3,364
  Nippon Oil Corp*                                5,000          21,521
  Nippon Steel Corp*                             17,000          22,343
  Nippon Telegraph & Telephone Corp.*                36         119,764
  Nippon Unipac Holding*                              3          15,106
  Nippon Yusen Kabushiki Kaisha*                  3,000           9,882
  Nissan Motor Co Ltd*                            8,000          59,405
  Nitto Denko Corp*                                 600          15,229
  Nomura Holdings Inc.*                           6,000          78,857
  OJI Paper Co Ltd*                               3,000          14,170
  Olympus Optical Co Ltd*                         1,000          14,646
  Omron Corporation*                              1,000          12,929
  Oriental Land Co Ltd*                             300          19,172
  Orix Corp*                                        200          11,779
  Osaka Gas Co Ltd*                               7,000          17,077
  Pioneer Corp*                                     500           8,276
  Promise Co Ltd*                                   400          15,410
  Ricom Company Limited*                          2,000          34,746
  Rohm Company Limited*                             300          35,214
  Sankyo Co. Ltd.*                                1,000          12,946
  Sanyo Electric Co Ltd*                          5,000          16,921
  Secom*                                            500          20,002
  Sega Enterprises                                  300           5,606
  Sekisui House Ltd*                              2,000          14,933
  Seven Eleven*                                   1,000          33,843
  Sharp Corporation*                              3,000          28,807
  Shin-Etsu Chemical Co Ltd*                      1,000          33,103
  Shionogi & Co Ltd*                              1,000          10,794
  Shiseido Co Ltd*                                1,000          11,935
  Shizuoka Bank Ltd.*                             2,000          13,537
  Showa Denko KK                                  3,000           4,312
  SMC Corporation*                                  200          18,006
  Softbank Corp*                                    600           5,806
  Sompo Japan Insurance                           2,000          11,796
  Sony Corporation*                               3,000         125,924
  Sumitomo Chemical Co Ltd.*                      4,000          15,344
  Sumitomo Corp*                                  2,000          10,268
  Sumitomo Electric Industries Ltd*               2,000          11,467
  Sumitomo Metal Industries                      10,000           4,025
  Sumitomo Metal Mining                           1,000           4,124
  Sumitomo Mitsui Banking Corp*                  12,000          67,422
  Sumitomo Trust and Banking*                     3,000          15,747
  Taise Corp*                                     3,000           6,161
  Taisho Pharmaceutical Co Ltd*                   1,000          15,706
  Takara Holdings Inc.*                           1,000           5,298
  Takeda Chemical Industries Ltd*                 3,000         120,996
  Takefuji Corp*                                    200          11,303
  TDK Corp*                                         400          15,541
  Teijin Limited*                                 3,000           7,984
  Terumo Corporation*                               800          11,829
  Tobu Railway Co Ltd                             3,000           7,812
  Tohoku Electric Power*                          1,500          20,121
  Tokyo Electric Power Co*                        3,900          70,478
  Tokyo Electron Limited*                           500          19,139
  Tokyo Gas Co Ltd*                               8,000          23,394
  Tokyu Corporation*                              3,000          11,065
  Tonengeneral Sekiyu*                            1,000           6,391
  Toppan Printing Co. Ltd.*                       2,000          17,661
  Toray Industries Inc*                           4,000           9,726

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 22.75% (CONTINUED)
  Toshiba Corporation                             9,000  $       27,501
  Tostem Corp*                                    1,000          14,580
  Toyota Industries Corporation*                    500           7,902
  Toyota Motor Corporation*                       7,600         195,400
  Trend Micro                                       500          13,143
  UFJ Holdings Inc.                                   4          10,613
  Uni-Charm Corporation*                            300          11,681
  Yamanouchi Pharmaceutical Co Ltd*               1,000          21,932
  Yamato Transport Co Ltd*                        1,000          15,032
                                                         --------------
                                                              3,537,773
                                                         --------------
NETHERLANDS - 5.46%
  ABN Amro Holding NV*                            4,700          51,469
  Aegon NV*                                       3,136          29,445
  Akzo Nobel NV*                                    886          28,547
  ASML Lithography Holding NV                     1,562           9,602
  Heineken NV*                                      765          30,024
  Inditex*                                          700          14,183
  ING Groep NV*                                   5,494          76,073
  Interbrew*                                        462          10,950
  Koninklijke Ahold NV*                           2,030          24,056
  Koninklijke KPN NV                              5,047          26,188
  Koninklijke Numico NV*                            600           6,393
  Nordea AB*                                      7,200          28,575
  OCE NV*                                           233           1,633
  Philips Electronics NV*                         4,238          61,572
  Reed Elsevier NV*                               2,102          25,117
  Royal Dutch Petroleum Company*                  6,864         277,124
  TNT Post Group NV*                              1,102          18,472
  Unilever NV*                                    1,879         111,239
  Unv-Ver Ned Uitgev Ver Bezit*                     800          18,589
                                                         --------------
                                                                849,251
                                                         --------------
NEW ZEALAND - 0.08%
  Carter Holt Harvey Ltd*                         3,000           2,223
  Fletcher Challenge Forests                      4,800             518
  Fletcher Forestry                               3,000             324
  Telecom Corporation of New Zealand
     Limited*                                     4,300           9,922
                                                         --------------
                                                                 12,987
                                                         --------------
NORWAY - 0.33%
  Den Norske Bank*                                1,300           5,684
  Norsk Hydro ASA*                                  500          18,824
  Orkla ASA*                                        600           9,594
  Statoil ASA*                                    1,500          11,436
  Telenor ASA*                                      500           1,525
  Tomra Systems ASA*                                700           4,269
                                                         --------------
                                                                 51,332
                                                         --------------
PORTUGAL - 0.29%
  Banco Comercial Portugues*                      4,921          10,457
  Banco Espirito Santo SA*                          375           3,855
  BPI-SGPS SA*                                    1,183           2,338
  Brisa-Auto Estradas de Portugal SA*             1,012           5,001
  Cimpor Cimentos de Portugal SA*                    74           1,265
  Electricidade de Portugal SA*                   5,803           8,660
  Portugal Telecom SGPS SA*                       2,732          12,286
  Sonae SGPS SA                                   3,443           1,361
                                                         --------------
                                                                 45,223
                                                         --------------
SINGAPORE - 0.79%
  Allgreen Properties Ltd                         1,400             756
                                                 SHARES           VALUE

                                                     ------------------
SINGAPORE - 0.79% (CONTINUED)
  CapitaLand Limited*                             3,400  $        2,334
  Chartered Semiconductor Manufacturing
     Limited                                      1,900           1,058
  City Developments Ltd.*                         1,400           3,702
  DBS Group Holdings Ltd*                         3,500          22,056
  Keppel Corp.*                                   1,700           4,151
  Neptune Orient Lines Ltd                        2,700             934
  Oversea-Chinese Banking Corp*                   3,000          16,204
  Sembcorp Industries Limited*                    3,000           1,578
  Sembcorp Marine Ltd*                            1,600             990
  Singapore Airlines Ltd.*                        2,000          10,803
  Singapore Exchange Ltd*                         2,400           1,553
  Singapore Press Holdings*                       1,000          10,690
  Singapore Technologies Engineering
     Ltd*                                         4,200           3,946
  Singapore Telecommunications*                  19,000          14,753
  Smrt Corporation Ltd*                           2,000             670
  St Assemble Test Services                         800             407
  UTD Overseas Bank*                              4,000          26,782
                                                         --------------
                                                                123,367
                                                         --------------
SPAIN - 2.70%
  Acesa Infraestrucutras SA*                        375           4,262
  Altadis SA*                                       940          20,996
  Banco Bilbao Vizcaya Argentaria SA*             9,770          73,000
  Banco Santander Central Hispano SA*            13,798          70,504
  Endesa SA*                                      3,139          28,387
  Fomento de Construcciones Y Contratas
     SA*                                            128           2,515
  Gas Natural SDG SA*                               507           8,594
  Grupo Dragados SA*                                519           7,797
  Iberdrola SA*                                   2,611          33,805
  Repsol YPF SA*                                  3,091          36,629
  SOL Melia SA*                                     235             934
  Stora Enso OYJ Series R ORDN                    2,300          22,277
  Telefonica SA                                  13,376          99,679
  Union Electrica Fenosa SA*                        829          10,651
                                                         --------------
                                                                420,030
                                                         --------------
SWEDEN - 1.69%
  Assa Abloy AB*                                    900           8,736
  Atlas Copco AB*                                   400           6,665
  Electrolux AB*                                  1,100          16,608
  Ericsson Lm-B Shares                           23,900           8,686
  Hennes & Mauritz AB*                            1,600          27,781
  Sandvik AB*                                       700          16,457
  Securitas AB*                                   1,000          12,402
  Skandia Forsakrings AB*                         3,000           4,400
  Skandinaviska Enskilda Banken (SEB)*            1,600          13,632
  Skanska AB*                                     1,300           6,407
  Svenska Cellulosa AB*                             600          18,571
  Svenska Handelsbanken*                          2,000          24,912
  Swedish Match AB                                1,400          10,569
  Swisscom*                                         220          61,153
  Tele2 AB                                          225           3,349
  Telia AB*                                       2,600           6,533
  Volvo AB Class A*                                 400           5,500
  Volvo AB Class B*                                 700          10,154
                                                         --------------
                                                                262,515
                                                         --------------
SWITZERLAND - 8.06%
  ABB Ltd.                                        3,100          10,248
  Adecco SA*                                        600          20,303
  Centerpulse                                        40           6,028

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
SWITZERLAND - 8.06% (CONTINUED)
  CIE Financ Richemont*                           1,800  $       26,697
  Clariant AG                                       500           9,028
  Credit Suisse Group*                            3,400          66,698
  Holcim Ltd B*                                     100          15,833
  Kudelski SA                                       170           2,325
  Nestle SA*                                      1,290         281,958
  Novartis*                                       8,880         351,113
  Roche Holding AG*                               2,400         162,340
  Roche Holding AG-Bearer Shares*                   400          45,208
  Sulzer AG                                          20           2,579
  Swatch Group AG                                   200           3,007
  Swatch Group AG Class B                           100           7,467
  Swiss Re*                                         800          44,991
  UBS AG*                                         4,265         177,467
  Zurich Financial Services AG*                     223          20,814
                                                         --------------
                                                              1,254,104
                                                         --------------
UNITED KINGDOM - 28.21%
  3I Group Plc                                    2,113          14,324
  Aegis Group Plc*                                3,800           4,079
  Allied Irish Banks Plc*                         3,000          35,877
  Alstom                                            700           2,643
  Amersham Plc*                                   2,232          18,764
  Amvescap Plc*                                   2,103           9,956
  ARM Holdings Plc                                3,519           6,863
  AstraZeneca Plc*                                5,573         168,996
  Aviva Plc*                                      7,313          41,120
  BAA Plc*                                        3,648          30,352
  BAE Systems Plc*                                9,848          29,739
  Barclays Plc*                                  21,464         125,415
  BBA Group Plc*                                  1,563           4,247
  BG Group Plc*                                  11,345          44,475
  Billiton Plc*                                   7,556          35,059
  BOC Group Plc*                                  1,672          22,800
  Boots Co. Plc*                                  2,894          24,056
  BP Amoco Plc*                                  72,402         483,962
  BPB Plc*                                        1,700           7,152
  Brambles Industries Plc*                        2,333           7,596
  British Airways Plc                             1,870           2,824
  British American Tobacco Plc*                   5,298          54,080
  British Land Company Plc*                       1,713          11,855
  British SKY Broadcasting Plc                    2,907          23,432
  BT Group Plc*                                  27,133          70,201
  Bunzl Plc                                       1,600          11,098
  Cable & Wireless Plc*                           6,500          11,808
  Cadbury Schweppes Plc*                          6,625          44,285
  Canary Wharf Group Plc                          1,709           8,615
  Capita Group Plc*                               2,305           7,178
  Carlton Communications Plc*                     2,171           3,722
  Celltech Group Plc                                865           4,064
  Centrica Plc*                                  13,602          35,460
  CMG Plc*                                        1,916           1,183
  Compass Group Plc*                              7,222          30,101
  Corus Group Plc                                10,059           5,419
  CRH Plc*                                        1,831          20,539
  Daily Mail & Gen Trust A*                       1,000           7,392
  Diageo Plc*                                    10,740         133,279
  Dixons Group Plc*                               6,260          16,984
  Elan Corporation Plc                            1,200           2,408
  Electrocomponents Plc*                          1,419           5,624
  European Aeronautic Defense                     1,000          10,625
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 28.21% (CONTINUED)
  Exel Plc*                                       1,205  $       11,921
  GKN Plc*                                        2,333           8,944
  GlaxoSmithKline Plc*                           19,777         382,600
  Granada Plc*                                    8,922           9,437
  GUS Plc*                                        3,472          29,598
  Hammerson Plc*                                  1,000           7,117
  Hanson Plc*                                     2,407          11,963
  Hays Plc*                                       5,264           9,480
  HBOS Plc*                                      12,052         111,364
  Hilton Group Plc*                               5,058          12,729
  HSBC Holdings Plc*                             30,160         305,490
  Imperial Chemical Industries Plc*               4,039          12,959
  Imperial Tabacco*                               2,400          37,936
  Invensys Plc*                                  11,237          10,737
  Jefferson Smurfit                              19,800           7,012
  Johnson Matthey Plc*                              880          11,557
  Kingfisher Plc*                                 4,453          14,428
  Land Securities Group B                         1,655           2,577
  Land Securities Plc                             1,448          16,855
  Lattice Group Plc*                             11,384          30,662
  Legal & General Group NP Rights*                4,331           1,873
  Legal & General Group Plc                      16,656          22,660
  Lloyds TSB Group Plc*                          17,889         132,099
  Logica Plc*                                     1,310           2,472
  Man Group Plc*                                    800          12,507
  Marconi Plc                                     9,012             206
  Marks & Spencer Plc*                            7,454          37,633
  Misys Plc*                                      1,882           4,410
  MM02 Plc                                       18,833          11,848
  National Grid Group Plc*                        5,777          41,024
  National Power Plc                              3,812           5,036
  Next Plc*                                       1,100          16,073
  P&O Princess Cruises Plc*                       2,383          16,716
  Pearson Plc*                                    2,776          22,246
  Peninsular & Orient Steam Navigation*           2,312           6,173
  Pilkington*                                     3,400           2,928
  Provident Financial Plc*                          880           8,235
  Prudential Plc*                                 6,441          34,393
  Railtrack Group Plc                             1,638           6,389
  Rank Group Plc*                                 2,000           8,399
  Rechitt Benckiser Plc*                          1,700          32,086
  Reed Elsevier Plc*                              4,045          34,769
  Rentokil Initial Plc*                           6,176          20,229
  Reuters Group Plc*                              4,638          16,486
  Rexam Plc                                       1,500           9,502
  Rio Tinto Plc Reg*                              3,647          58,623
  RMC Group Plc*                                    935           6,162
  Rolls Royce Plc*                                2,200           3,460
  Royal Bank of Scotland Group Plc*               8,805         166,184
  Royal Sun Alliance Ins. Group*                  4,600           6,964
  Ryanair Holdings Plc                            1,300           7,259
  Safeway Plc*                                    3,400          11,150
  Sage Group Plc*                                 4,000           7,078
  Sainsbury (J) Plc*                              4,686          20,637
  Schroders Plc*                                    398           2,817
  Scot & Newcastle*                               2,400          21,139
  Scottish & Southern Energy*                     2,900          31,244
  Scottish Power Plc*                             5,931          32,160
  Severn Trent Plc*                               1,200          11,249
  Shell Transport & Trading Co*                  31,400         187,175
  Signet Group Plc*                               5,500           7,137

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 28.21% (CONTINUED)
  Six Continents Plc*                             2,996  $       27,943
  Slough Estates Plc*                             1,464           7,368
  Smith & Nephew Plc*                             2,961          17,883
  Smiths Group Plc*                               1,787          18,016
  Smurfit Stone Container Corp.                     206           2,591
  Spirent Plc*                                    2,700           1,529
  Stagecoach Holdings Plc                         3,600           1,147
  Syngenta AG*                                      400          21,830
  Tate & Lyle*                                    1,300           7,565
  Tesco Plc*                                     22,588          73,097
  Thorn Emi Ord 25P*                              2,532           6,770
  Unilever Plc*                                   8,898          80,751
  United Business Media Plc*                      1,100           3,720
  United Utilities Plc*                           1,927          17,806
  Vodafone Group Plc*                           197,641         253,346
  Whitbread Plc*                                  1,000           8,100
  Wolseley Plc*                                   2,013          16,005
  Wolters Kluwer*                                   982          17,761
  WPP Group Plc*                                  3,681          24,692
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 28.21% (CONTINUED)
  Yorshire Water Plc*                             1,300  $        7,637
                                                         --------------
                                                              4,387,404
                                                         --------------
    Total Common Stocks
       (cost $24,107,970)                                    15,345,671
                                                         --------------

UNIT INVESTMENT TRUST - 0.97%
  iShares MSCI Eafe Index Fund                    1,520         144,704
  iShares MSCI United Kingdom Index
     Fund*                                          520           6,079
                                                         --------------
    Total Unit Investment Trust
       (cost $155,871)                                          150,783
                                                         --------------
TOTAL INVESTMENTS - 99.63%
   (cost $24,263,841)(1)                                     15,496,454
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.37%                             56,937
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   15,553,391
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $24,283,232 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $196,586 and ($8,983,365), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 93.71%
CONSUMER DISCRETIONARY - 13.15%
  American Greetings                                 25  $          403
  AOL Time Warner Inc.*                           1,799          21,048
  AutoZone Inc.*                                     52           4,101
  Bed Bath & Beyond Inc.*                           114           3,713
  Best Buy Co., Inc.*                               126           2,811
  Big Lots, Inc.*                                    45             712
  Black & Decker Corp.                               34           1,426
  Brunswick Corp.                                    34             715
  Carnival Corp.                                    221           5,547
  Centex Corp.                                       25           1,109
  Circuit City Group                                 85           1,288
  Clear Channel Communications*                     243           8,444
  Comcast Corporation*                              387           8,073
  Cooper Tire & Rubber                               30             484
  Costco Co.*                                       201           6,506
  Dana Corp.                                         61             798
  Darden Restaurants                                 79           1,915
  Delphi Corporation                                242           2,069
  Dillard Inc.                                       35             706
  Dollar General                                    264           3,543
  Dow Jones & Co.                                    36           1,383
  Eastman Kodak                                     131           3,568
  eBay Inc.*                                        120           6,337
  Family Dollar Stores                               75           2,016
  Federated Department Stores*                       72           2,120
  Ford Motor                                        997           9,771
  Fortune Brands, Inc.                               63           2,979
  Gannett Co.                                       104           7,507
  Gap (The)                                         347           3,765
  General Motors                                    275          10,698
  Goodyear Tire & Rubber                             55             489
  Harley-Davidson                                   132           6,131
  Harrah's Entertainment*                            47           2,266
  Hasbro Inc.                                        69             768
  Hilton Hotels                                     126           1,434
  Home Depot                                      1,023          26,700
  International Game Technology*                     28           1,936
  Interpublic Group                                 130           2,061
  Johnson Controls                                   36           2,766
  Jones Apparel Group*                               40           1,228
  KB Home                                            18             879
  Knight-Ridder Inc.                                 25           1,410
  Kohl's Corp.*                                     138           8,392
  Leggett & Platt                                    76           1,504
  Limited Brands, Inc.                              147           2,108
  Liz Claiborne, Inc.                               144           3,593
  Lowe's Cos.                                       352          14,573
  Marriott International                            113           3,276
  Mattel, Inc.                                      135           2,431
  May Department Stores                             115           2,619
  Maytag Corp.                                       31             719
  McDonald's Corp.                                  640          11,302
  McGraw-Hill                                        85           5,204
  Meredith Corp.                                    101           4,348
  New York Times                                     68           3,091
  Newell Rubbermaid Co.                             104           3,210
  NIKE Inc.                                         121           5,225
                                                 SHARES           VALUE

                                                      -----------------
CONSUMER DISCRETIONARY - 13.15%
(CONTINUED)
  Nordstrom                                          49  $          879
  Office Depot*                                     105           1,296
  Omnicom Group                                      75           4,176
  Penney (J.C.)                                      97           1,544
  Pulte Homes, Inc.                                  17             725
  RadioShack Corp                                    74           1,484
  Reebok International*                              25             626
  Sears, Roebuck & Co.                              137           5,343
  Sherwin-Williams                                   62           1,468
  Snap-On Inc.                                       23             529
  Stanley Works                                      34           1,111
  Staples, Inc.*                                    193           2,468
  Starbucks Corporation*                            162           3,344
  Starwood Hotels & Resorts                          76           1,695
  Target Corp.                                      387          11,424
  Tiffany & Co.                                      61           1,307
  TJX Companies Inc.                                232           3,944
  TMP Worldwide Inc.*                                36             324
  Toys R Us, Inc.*                                   79             804
  Tribune Co.                                       127           5,310
  TRW Inc.                                           50           2,928
  Tupperware Corp.                                   24             399
  Univision Communications*                          83           1,892
  V.F. Corp.                                         47           1,691
  Viacom Inc.*                                      668          27,087
  Visteon Corp.                                      52             492
  Wal-Mart Stores                                 1,626          80,063
  Walt Disney Co.                                   786          11,900
  Wendy's International                              48           1,589
  Whirlpool Corp.                                    30           1,376
  Yum! Brands, Inc*                                 112           3,104
                                                         --------------
                                                                427,540
                                                         --------------
CONSUMER STAPLES - 9.62%
  Alberto-Culver                                     24           1,177
  Albertson's                                       180           4,349
  Anheuser-Busch                                    363          18,368
  Archer-Daniels-Midland                            185           2,314
  Avon Products                                     111           5,117
  Brown-Forman Corp.*                                30           2,009
  Campbell Soup                                     180           3,974
  Clorox Co.                                        105           4,219
  Coca Cola Co.                                     875          41,965
  Coca-Cola Enterprises                             155           3,292
  Colgate-Palmolive                                 243          13,110
  ConAgra Foods, Inc.                               140           3,479
  Coors (Adolph)                                     75           4,223
  CVS Corp.                                         138           3,498
  General Mills                                     172           7,640
  Gillette Co.                                      497          14,711
  Heinz (H.J.)                                      122           4,071
  Hershey Foods                                      66           4,095
  Kellogg Co.                                       181           6,018
  Kimberly-Clark                                    211          11,951
  Kroger Co.*                                       295           4,160
  Pepsi Bottling Group                              108           2,527
  PepsiCo Inc.                                      726          26,826
  Philip Morris                                     755          29,294
  Procter & Gamble                                  580          51,840
  RJ Reynolds Tobacco                                50           2,016
  Safeway Inc.*                                     191           4,259

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER STAPLES - 9.62% (CONTINUED)
  Sara Lee Corp.                                    321  $        5,871
  Supervalu Inc.                                     57             921
  Sysco Corp.                                       269           7,637
  UST Inc.                                           57           1,608
  Walgreen Co.                                      359          11,043
  Winn-Dixie                                         52             682
  Wrigley (Wm) Jr.                                   94           4,652
                                                         --------------
                                                                312,916
                                                         --------------
ENERGY - 5.20%
  Amerada Hess                                       32           2,172
  Anadarko Petroleum                                 98           4,365
  Apache Corp.                                       53           3,151
  Ashland Inc.                                       28             750
  Baker Hughes                                      100           2,903
  BJ Services*                                       75           1,950
  Burlington Resources                               81           3,107
  ChevronTexaco Corp.                               446          30,886
  ConocoPhillips                                    302          13,964
  Devon Energy Corp.                                 53           2,557
  EOG Resources                                      46           1,654
  Exxon Mobil Corp.                               2,171          69,255
  Halliburton Co.                                   153           1,975
  Kerr-McGee                                         36           1,564
  Marathon Oil Corp.                                117           2,654
  Nabors Industries Ltd.*                            60           1,965
  Noble Corporation*                                 54           1,674
  Occidental Petroleum                              131           3,718
  Rowan Cos.                                         36             671
  Schlumberger Ltd.                                 217           8,346
  Sunoco, Inc.                                      107           3,227
  Transocean Inc.                                    85           1,768
  Unocal Corp.                                      155           4,865
                                                         --------------
                                                                169,141
                                                         --------------
FINANCIALS - 19.26%
  ACE Limited                                       100           2,961
  AFLAC Corporation                                 214           6,568
  Allstate Corp.                                    284          10,096
  Ambac Financial Group                              41           2,209
  American Express                                  507          15,808
  American International Group                      945          51,692
  AmSouth Bancorporation                            155           3,215
  Aon Corp.                                         106           2,172
  Bank of America Corp.                             781          49,828
  Bank of New York                                  253           7,271
  Bank One Corp.                                    492          18,401
  BB&T Corporation                                  163           5,712
  Bear Stearns Cos.                                  33           1,861
  Capital One Financial                              80           2,794
  Charles Schwab                                    556           4,837
  Charter One Financial                              93           2,777
  Chubb Corp.                                        71           3,893
  Cincinnati Financial                               66           2,348
  Citigroup Inc.                                  1,644          48,745
  Comerica Inc.                                      67           3,231
  Countrywide Credit Industries                      48           2,263
  Equity Office Properties                          150           3,873
  Equity Residential                                100           2,394
  Fannie Mae                                        578          34,414
  Federal Home Loan Mtg.                            300          16,770
                                                 SHARES           VALUE

                                                      -----------------
FINANCIALS - 19.26% (CONTINUED)
  Fifth Third Bancorp                               237  $       14,512
  First Tennessee National                           50           1,734
  Fleet Boston Financial Group                      408           8,295
  Franklin Resources                                204           6,344
  Golden West Financial                              67           4,166
  Goldman Sachs Group                               200          13,206
  Hartford Financial Services Group                  83           3,403
  Household International                           185           5,237
  Huntington Bancshares                             101           1,837
  J.P. Morgan Chase & Co.                           725          13,768
  Jefferson-Pilot                                    63           2,526
  John Hancock Financial                            115           3,197
  KeyCorp                                           181           4,520
  Lehman Bros.                                       85           4,169
  Lincoln National                                   81           2,475
  Loews Corp.                                        58           2,488
  Marsh & McLennan                                  230           9,577
  Marshall & Ilsley Corp.                           100           2,789
  MBIA Inc.                                          79           3,156
  MBNA Corp.                                        556          10,219
  Mellon Bank Corp.                                 311           8,064
  Merrill Lynch                                     317          10,445
  MetLife Inc.                                      300           6,828
  MGIC Investment                                    44           1,797
  Moody's Corp                                       69           3,347
  Morgan Stanley                                    346          11,722
  National City Corp.                               253           7,218
  North Fork Bancorporation                          65           2,460
  Northern Trust Corp.                              148           5,583
  Plum Creek Timber Co.                              80           1,809
  PNC Bank Corp.                                    119           5,018
  Principal Financial Group*                        150           3,927
  Progressive Corp.                                  90           4,557
  Providian Financial Corp.*                        116             568
  Prudential Financial*                             250           7,140
  Regions Financial Corp.                            89           2,908
  SAFECO Corp.                                       52           1,653
  Simon Property Group, Inc                          70           2,501
  SLM Corporation                                    64           5,961
  SouthTrust Corp.                                  134           3,250
  St. Paul Cos.                                      84           2,412
  State Street Corp.                                136           5,255
  Stilwell Financial                                 88           1,062
  SunTrust Banks                                    117           7,193
  Synovus Financial                                 118           2,433
  T. Rowe Price Group                                49           1,223
  Torchmark Corp.                                    45           1,542
  Travelers Property Casualty Corp.                 395           5,344
  U.S. Bancorp                                      621          11,538
  Union Planters Corporation                         78           2,142
  UNUM Corp.                                         98           1,994
  Wachovia Corp.                                    547          17,881
  Washington Mutual                                 355          11,172
  Wells Fargo                                       612          29,472
  XL Capital                                         48           3,528
  Zions Bancorp                                      35           1,524
                                                         --------------
                                                                626,222
                                                         --------------
HEALTH CARE - 14.33%
  Abbott Labs                                       564          22,786
  Aetna Inc.                                         52           1,862

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 14.33% (CONTINUED)
  Allergan, Inc.                                     55  $        2,992
  AmerisourceBergen Corp.                            40           2,857
  Amgen Inc.*                                       530          22,101
  Anthem, Inc.*                                      55           3,575
  Applera Corp-Applied Biosystems Group              94           1,720
  Bard (C.R.) Inc.                                   19           1,038
  Bausch & Lomb                                      19             630
  Baxter International Inc.                         344          10,509
  Becton, Dickinson                                 104           2,954
  Biogen, Inc.*                                      65           1,903
  Biomet, Inc.                                      112           2,983
  Boston Scientific*                                153           4,829
  Bristol-Myers Squibb                              846          20,135
  Cardinal Health, Inc.                             172          10,698
  Chiron Corporation*                                75           2,621
  CIGNA Corp.                                        62           4,387
  Forest Laboratories*                               68           5,577
  Genzyme General*                                   80           1,649
  Guidant Corp.*                                    134           4,330
  HCA Inc.                                          139           6,618
  Health Management Assoc.*                         100           2,022
  HEALTHSOUTH Corp.*                                118             490
  Humana Inc.*                                       53             657
  IMS Health Inc.                                   117           1,751
  Johnson & Johnson                               1,280          69,222
  King Pharmaceuticals*                              93           1,690
  Lilly (Eli) & Co.                                 359          19,867
  Manor Care Inc.*                                   39             877
  McKesson Corp.                                     92           2,606
  MedImmune, Inc.*                                   87           1,820
  Medtronic Inc.                                    547          23,040
  Merck & Co.                                     1,107          50,601
  Pfizer, Inc.                                    2,294          66,568
  Pharmacia Corp                                    557          21,656
  Quintiles Transnational*                           47             447
  Schering-Plough                                   629          13,410
  St Jude Medical*                                   68           2,428
  Stryker Corp.*                                     77           4,435
  Tenet Healthcare Corp.*                           184           9,108
  United Health Group Inc.                          131          11,426
  Watson Pharmaceuticals*                            41           1,005
  WellPoint Health Networks*                         80           5,864
  Wyeth                                             422          13,420
  Zimmer Holdings*                                   65           2,492
                                                         --------------
                                                                465,656
                                                         --------------
INDUSTRIALS - 11.26%
  3M Company                                        181          19,905
  Allied Waste Industries*                           73             537
  American Power Conversion*                         82             784
  American Standard*                                 20           1,272
  AMR Corp.*                                         56             234
  Apollo Group, Inc.*                                75           3,257
  Automatic Data Processing Inc.                    258           8,971
  Avery Dennison Corp.                               47           2,678
  Block H&R                                          72           3,025
  Boeing Company                                    322          10,990
  Burlington Northern Santa Fe                      157           3,755
  Caterpillar Inc.                                  134           4,987
  Cendant Corporation*                              306           3,293
  Cintas Corporation                                 67           2,809
                                                 SHARES           VALUE

                                                      -----------------
INDUSTRIALS - 11.26% (CONTINUED)
  Concord EFS, Inc.*                                168  $        2,668
  Convergys Corp.*                                   65             977
  Cooper Industries, Ltd.                           103           3,126
  Crane Company                                      24             474
  CSX Corp.                                          69           1,820
  Cummins Inc.                                      100           2,362
  Danaher Corp.                                      58           3,297
  Deere & Co.                                       119           5,409
  Delta Air Lines                                    39             362
  Deluxe Corp.                                       33           1,487
  Donnelley (R.R.) & Sons                            50           1,176
  Dover Corp.                                        82           2,081
  Eaton Corp.                                        29           1,848
  Emerson Electric                                  176           7,733
  Equifax Inc.                                       59           1,283
  Federal Express                                   127           6,359
  First Data                                        328           9,168
  FIserv Inc.*                                       75           2,106
  Fluor Corp.                                        30             733
  General Dynamics                                   79           6,425
  General Electric                                4,000          98,600
  Genuine Parts                                      71           2,175
  Goodrich Corporation                               42             793
  Grainger (W.W.) Inc.                               44           1,872
  Honeywell International Inc.                      323           6,996
  Illinois Tool Works                               133           7,758
  Ingersoll-Rand Co. Ltd.                            67           2,307
  ITT Industries, Inc.                               37           2,306
  Lockheed Martin Corp.                             156          10,089
  Masco Corp.                                       181           3,539
  McDermott International*                           23             141
  Navistar International Corp.*                      25             542
  Norfolk Southern Corp.                            166           3,352
  Northrop Grumman Corp.                             28           3,473
  PACCAR Inc.                                        88           2,974
  Pall Corp.                                         46             726
  Parker-Hannifin                                    53           2,025
  Paychex, Inc.                                     160           3,883
  Pitney-Bowes                                      116           3,537
  Power-One Inc.*                                    32              95
  Raytheon Co.                                      139           4,073
  Robert Half International*                         71           1,127
  Rockwell Automation, Inc.                          69           1,123
  Rockwell Collins                                  169           3,708
  Ryder System                                       23             573
  Sabre Holding Corp.*                               53           1,026
  Southwest Airlines                                315           4,114
  Textron Inc.                                       58           1,978
  Thomas & Betts Corp.*                              24             338
  Tyco International                                783          11,040
  Union Pacific                                      91           5,266
  United Parcel Service                             475          29,702
  United Technologies                               217          12,258
  Waste Management Inc.                             213           4,967
                                                         --------------
                                                                365,867
                                                         --------------
INFORMATION TECHNOLOGY - 12.35%
  ADC Telecommunications, Inc.*                     331             381
  Adobe Systems Incorporated                        101           1,929
  Advanced Micro Devices*                           252           1,346
  Agilent Technologies*                             190           2,481

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
INFORMATION TECHNOLOGY - 12.35%
(CONTINUED)
  Altera Corporation*                               159  $        1,379
  Analog Devices*                                   146           2,876
  Andrew Corp.*                                      33             216
  Apple Computer, Inc.*                             127           1,842
  Applied Materials, Inc.*                          684           7,900
  Applied Micro Circuits Corporation*               116             332
  Autodesk, Inc.                                     50             634
  Avaya Inc.*                                       115             164
  BMC Software*                                     221           2,888
  Broadcom Corporation*                              93             993
  CIENA Corporation*                                125             371
  Cisco Systems, Inc.*                            3,247          34,029
  Citrix Systems, Inc.*                              77             464
  Computer Associates International                 245           2,352
  Computer Sciences Corp.*                           67           1,862
  Compuware Corporation*                            153             467
  Comverse Technology, Inc.*                        339           2,370
  Corning Inc.*                                     385             616
  Dell Computer Corporation*                      1,029          24,192
  Electronic Arts Inc.*                              75           4,947
  Electronic Data Systems                           207           2,894
  EMC Corp.*                                        807           3,688
  Gateway Inc.*                                     134             398
  Hewlett-Packard                                 1,504          17,552
  Intel Corporation                               3,019          41,934
  International Business Machines                   830          48,464
  Intuit Inc.*                                       81           3,688
  Jabil Circuit*                                     85           1,256
  JDS Uniphase Corporation*                         525           1,023
  KLA-Tencor Corporation*                            77           2,151
  Lexmark International Inc*                         75           3,525
  Linear Technology Corporation                     129           2,673
  LSI Logic*                                        129             819
  Lucent Technologies*                            1,631           1,240
  Maxim Integrated Products, Inc.*                  114           2,823
  Mercury Interactive Corporation*                   32             549
  Micron Technology*                                239           2,956
  Microsoft Corporation*                          1,877          82,100
  Millipore Corp.                                    19             604
  Molex Incorporated                                124           2,916
  Motorola Inc.                                     987          10,048
  National Semiconductor*                            69             824
  NCR Corp.*                                         38             752
  Network Appliance, Inc.*                          133             975
  Novell Inc.*                                      140             294
  Novellus Systems, Inc.*                            53           1,103
  NVIDIA Corporation*                                50             428
  Oracle Corporation*                             2,242          17,622
  Parametric Technology Corp.*                      112             202
  PeopleSoft, Inc.*                                 117           1,447
  PerkinElmer                                        40             218
  PMC - Sierra, Inc.*                                58             225
  QLogic Corporation*                                36             937
  QUALCOMM Incorporated*                            318           8,783
  Rational Software Corporation*                    100             432
  Sanmina-SCI Corporation*                          120             332
  Scientific-Atlanta                                 63             788
  Siebel Systems, Inc.*                             178           1,024
  Solectron*                                        314             663
  Sun Microsystems, Inc.*                         2,004           5,190
  SunGard Data Systems*                             130           2,529
                                                 SHARES           VALUE

                                                      -----------------
INFORMATION TECHNOLOGY - 12.35%
(CONTINUED)
  Symbol Technologies                                85  $          652
  Tektronix Inc.*                                    39             641
  Tellabs, Inc.*                                    168             684
  Teradyne Inc.*                                     71             682
  Texas Instruments                                 857          12,654
  Thermo Electron*                                   69           1,113
  Unisys Corp.*                                     125             875
  VERITAS Software Corporation*                     159           2,333
  Waters Corporation*                                50           1,213
  Xerox Corp.*                                      315           1,559
  Xilinx, Inc.*                                     131           2,075
  Yahoo! Inc.*                                      210           2,010
                                                         --------------
                                                                401,591
                                                         --------------
MATERIALS - 2.65%
  Air Products & Chemicals                          110           4,621
  Alcoa Inc                                         371           7,160
  Allegheny Technologies Inc                         28             194
  Ball Corp.                                         24           1,209
  Bemis Company                                      22           1,087
  Boise Cascade                                      19             433
  Dow Chemical                                      393          10,733
  Du Pont (E.I.)                                    469          16,917
  Eastman Chemical                                   28           1,069
  Ecolab Inc.                                        56           2,337
  Engelhard Corp.                                    53           1,263
  Freeport-McMoRan Copper & Gold*                    53             713
  Georgia-Pacific Group                              85           1,113
  Great Lakes Chemical Corp.                         17             408
  Hercules, Inc.*                                    38             350
  International Flavors and Fragrances               39           1,242
  International Paper                               171           5,710
  Louisiana-Pacific Corp.*                           35             226
  MeadWestvaco Corporation                           81           1,556
  Monsanto Co.                                       95           1,453
  Newmont Mining Corp.                              144           3,961
  Nucor Corp.                                        32           1,213
  Pactiv Corp.*                                      64           1,053
  Phelps Dodge*                                      27             692
  PPG Industries                                     75           3,353
  Praxair, Inc.                                      69           3,527
  Rohm & Haas                                        96           2,976
  Sealed Air Corp.*                                  34             574
  Sigma-Aldrich Corporation                          33           1,626
  Temple-Inland                                      20             773
  United States Steel Corp.                          33             383
  Vulcan Materials                                   41           1,483
  Weyerhaeuser Corp.                                 92           4,025
  Worthington Industries Inc.                        35             655
                                                         --------------
                                                                 86,088
                                                         --------------
TELECOMMUNICATION SERVICES - 3.34%
  ALLTEL Corp.                                      129           5,177
  AT&T Corp.                                      1,488          17,871
  AT&T Wireless Services*                         1,045           4,305
  BellSouth                                         851          15,624
  Century Telephone                                  58           1,301
  Citizens Communications*                           99             671
  Nextel Communications, Inc.*                      371           2,801
  Qwest Communications International*               666           1,518
  SBC Communications Inc.                         1,338          26,894

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TELECOMMUNICATION SERVICES - 3.34% (CONTINUED)
  Sprint Corp. FON                                  323  $        2,946
  Sprint Corp. PCS*                                 362             710
  Verizon Communications                          1,049          28,785
                                                         --------------
                                                                108,603
                                                         --------------
UTILITIES - 2.55%
  AES Corp.*                                        198             497
  Allegheny Energy                                   43             563
  Ameren Corporation                                 58           2,416
  American Electric Power                           134           3,820
  Calpine Corp.*                                    111             274
  CINergy Corp.                                     120           3,772
  CMS Energy                                         48             387
  Consolidated Edison                                78           3,137
  Constellation Energy Group                         61           1,512
  Dominion Resources                                101           5,124
  DTE Energy Co.                                     56           2,279
  Duke Energy                                       296           5,787
  Dynegy Inc.                                       133             154
  Edison International*                             135           1,350
  El Paso Corp.                                     191           1,580
  Entergy Corp.                                      85           3,536
  Exelon Corp.                                      109           5,178
  FirstEnergy Corp.                                 123           3,676
  FPL Group                                          74           3,981
  Keyspan Energy                                     55           1,843
  Kinder Morgan                                      45           1,595
  Mirant Corporation*                               128             283
  NICOR Inc.                                         19             536
  NiSource Inc.                                      80           1,378
  Peoples Energy                                     15             505
  PG&E Corp.*                                       126           1,419
  Pinnacle West Capital                              37           1,027
  PPL Corp.                                          57           1,855
  Progress Energy, Inc.                              83           3,392
  Public Service Enterprise Inc.                     83           2,532
  Reliant Energy                                    110           1,101
                                                 SHARES           VALUE

                                                      -----------------
UTILITIES - 2.55% (CONTINUED)
  Sempra Energy                                      86  $        1,690
  Southern Co.                                      274           7,885
  TECO Energy                                        50             794
  TXU Corp.                                         107           4,463
  Williams Cos.                                     162             366
  Xcel Energy Inc                                   132           1,229
                                                         --------------
                                                                 82,916
                                                         --------------
    Total Common Stocks
       (cost $4,623,744)                                      3,046,540
                                                         --------------

UNIT INVESTMENT TRUST - 4.65%
  S&P 500 Depositary Receipts                     1,850         151,312
                                                         --------------
    Total Unit Investment Trust
       (cost $205,672)                                          151,312
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS - 0.26%
VARIABLE RATE DEMAND NOTES(1) - 0.26%
  US Bank (1.560% due 12/31/31)           $       8,359  $        8,359
                                                         --------------
    Total Short-Term Investments
       (cost $8,359)                                              8,359
                                                         --------------
TOTAL INVESTMENTS - 98.62%
   (cost $4,837,775)(2)                                       3,206,211
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 31.06%
  2.02% due 10/01/02                                            454,486
  2.06% due 10/01/02                                            555,482
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              1,009,968
OTHER ASSETS AND LIABILITIES - (29.68%)                        (965,040)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    3,251,139
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date of the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $4,838,795 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $115,976 and ($1,748,560), respectively.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 52.76%
CONSUMER DISCRETIONARY - 7.31%
  American Greetings                                 97  $        1,562
  AOL Time Warner Inc.*                           6,627          77,536
  AutoZone Inc.*                                    200          15,772
  Bed Bath & Beyond Inc.*                           420          13,679
  Best Buy Co., Inc.*                               459          10,240
  Big Lots, Inc.*                                   166           2,628
  Black & Decker Corp.                              127           5,325
  Brunswick Corp.                                   131           2,756
  Carnival Corp.                                    882          22,138
  Centex Corp.                                       89           3,947
  Circuit City Group                                304           4,606
  Clear Channel Communications*                     857          29,781
  Comcast Corporation*                            1,413          29,475
  Cooper Tire & Rubber                              110           1,775
  Costco Co.*                                       669          21,656
  Dana Corp.                                        228           2,982
  Darden Restaurants                                277           6,714
  Delphi Corporation                                842           7,199
  Dillard Inc.                                      140           2,825
  Dollar General                                    492           6,603
  Dow Jones & Co.                                   133           5,109
  Eastman Kodak                                     453          12,340
  eBay Inc.*                                        400          21,124
  Family Dollar Stores                              288           7,741
  Federated Department Stores*                      305           8,979
  Ford Motor                                      2,736          26,813
  Fortune Brands, Inc.                              237          11,208
  Gannett Co.                                       399          28,800
  Gap (The)                                       1,273          13,812
  General Motors                                    853          33,182
  Goodyear Tire & Rubber                            234           2,080
  Harley-Davidson                                   454          21,088
  Harrah's Entertainment*                           183           8,822
  Hasbro Inc.                                       258           2,872
  Hilton Hotels                                     551           6,270
  Home Depot                                      3,495          91,220
  International Game Technology*                    110           7,605
  Interpublic Group                                 451           7,148
  Johnson Controls                                  128           9,833
  Jones Apparel Group*                              180           5,526
  KB Home                                            72           3,516
  Knight-Ridder Inc.                                116           6,544
  Kohl's Corp.*                                     488          29,675
  Leggett & Platt                                   294           5,818
  Limited Brands, Inc.                              768          11,013
  Liz Claiborne, Inc.                               164           4,092
  Lowe's Cos.                                     1,144          47,362
  Marriott International                            359          10,407
  Mattel, Inc.                                      637          11,472
  May Department Stores                             449          10,224
  Maytag Corp.                                      117           2,712
  McDonald's Corp.                                1,979          34,949
  McGraw-Hill                                       291          17,815
  Meredith Corp.                                     76           3,272
  New York Times                                    254          11,544
  Newell Rubbermaid Co.                             399          12,317
  NIKE Inc.                                         409          17,661
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 7.31% (CONTINUED)
  Nordstrom                                         201  $        3,606
  Office Depot*                                     450           5,553
  Omnicom Group                                     266          14,811
  Penney (J.C.)                                     391           6,225
  Pulte Homes, Inc.                                  62           2,643
  RadioShack Corp                                   279           5,597
  Reebok International*                              85           2,129
  Sears, Roebuck & Co.                              504          19,656
  Sherwin-Williams                                  245           5,802
  Snap-On Inc.                                       88           2,022
  Staples, Inc.*                                    685           8,761
  Starbucks Corporation*                            550          11,352
  Starwood Hotels & Resorts                         285           6,356
  Target Corp.                                    1,352          39,911
  Stanley Works                                     131           4,280
  Tiffany & Co.                                     217           4,650
  TJX Companies Inc.                                848          14,416
  TMP Worldwide Inc.*                               142           1,278
  Toys R Us, Inc.*                                  308           3,135
  Tribune Co.                                       461          19,274
  TRW Inc.                                          185          10,832
  Tupperware Corp.                                   86           1,429
  Univision Communications*                         317           7,228
  V.F. Corp.                                        171           6,153
  Viacom Inc.*                                    2,663         107,985
  Visteon Corp.                                     195           1,847
  Wal-Mart Stores                                 6,741         331,927
  Walt Disney Co.                                 3,146          47,630
  Wendy's International                             170           5,629
  Whirlpool Corp.                                   109           4,999
  Yum! Brands, Inc*                                 442          12,248
                                                         --------------
                                                              1,560,528
                                                         --------------
CONSUMER STAPLES - 5.49%
  Alberto-Culver                                     83           4,069
  Albertson's                                       634          15,317
  Anheuser-Busch                                  1,352          68,411
  Archer-Daniels-Midland                            993          12,422
  Avon Products                                     355          16,366
  Brown-Forman Corp.*                               103           6,896
  Campbell Soup                                     632          13,955
  Clorox Co.                                        351          14,103
  Coca Cola Co.                                   3,742         179,466
  Coca-Cola Enterprises                             629          13,360
  Colgate-Palmolive                                 863          46,559
  ConAgra Foods, Inc.                               794          19,731
  Coors (Adolph)                                     55           3,097
  CVS Corp.                                         584          14,804
  General Mills                                     626          27,807
  Gillette Co.                                    1,562          46,235
  Heinz (H.J.)                                      527          17,586
  Hershey Foods                                     205          12,720
  Kellogg Co.                                       607          20,183
  Kimberly-Clark                                    806          45,652
  Kroger Co.*                                     1,249          17,611
  Pepsi Bottling Group                              422           9,875
  PepsiCo Inc.                                    2,606          96,292
  Philip Morris                                   3,290         127,652
  Procter & Gamble                                1,957         174,917
  RJ Reynolds Tobacco                               130           5,242
  Safeway Inc.*                                     743          16,569

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 5.49% (CONTINUED)
  Sara Lee Corp.                                  1,176  $       21,509
  Supervalu Inc.                                    197           3,182
  Sysco Corp.                                       998          28,333
  UST Inc.                                          243           6,855
  Walgreen Co.                                    1,508          46,386
  Winn-Dixie                                        216           2,834
  Wrigley (Wm) Jr.                                  342          16,925
                                                         --------------
                                                              1,172,921
                                                         --------------
ENERGY - 3.26%
  Amerada Hess                                      136           9,232
  Anadarko Petroleum                                363          16,168
  Apache Corp.                                      200          11,890
  Ashland Inc.                                      106           2,840
  Baker Hughes                                      494          14,341
  BJ Services*                                      225           5,850
  Burlington Resources                              322          12,352
  ChevronTexaco Corp.                             1,612         111,631
  ConocoPhillips                                    988          45,685
  Devon Energy Corp.                                179           8,637
  EOG Resources                                     174           6,257
  Exxon Mobil Corp.                              10,230         326,337
  Halliburton Co.                                   664           8,572
  Kerr-McGee                                        158           6,864
  Marathon Oil Corp.                                467          10,592
  Nabors Industries Ltd.*                           205           6,714
  Noble Corporation*                                206           6,386
  Occidental Petroleum                              552          15,665
  Public Serv. Enterprise Inc.                      324           9,882
  Rowan Cos.                                        140           2,610
  Schlumberger Ltd.                                 852          32,767
  Sunoco, Inc.                                      132           3,981
  Transocean Inc.                                   440           9,152
  Unocal Corp.                                      363          11,394
                                                         --------------
                                                                695,799
                                                         --------------
FINANCIALS - 10.97%
  ACE Limited                                       375          11,104
  AFLAC Corporation                                 794          24,368
  Allstate Corp.                                  1,104          39,247
  Ambac Financial Group                             163           8,784
  American Express                                1,999          62,329
  American International Group                    3,943         215,682
  AmSouth Bancorporation                            566          11,739
  Aon Corp.                                         383           7,848
  Bank One Corp.                                  1,746          65,300
  Bank of America Corp.                           2,347         149,739
  Bank of New York                                1,104          31,729
  BB&T Corporation                                  636          22,285
  Bear Stearns Cos.                                 166           9,362
  Capital One Financial                             293          10,232
  Charles Schwab                                  2,088          18,166
  Charter One Financial                             345          10,267
  Chubb Corp.                                       262          14,365
  Cincinnati Financial                              241           8,575
  Citigroup Inc.                                  7,711         228,631
  Comerica Inc.                                     234          11,283
  Countrywide Credit Industries                     170           8,016
  Equity Office Properties                          600          15,492
  Equity Residential                                425          10,175
  Fannie Mae                                      1,507          89,727
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.97% (CONTINUED)
  Federal Home Loan Mtg.                          1,040  $       58,136
  Fifth Third Bancorp                               846          51,801
  First Tennessee National                          200           6,934
  Fleet Boston Financial Group                    1,617          32,874
  Franklin Resources                                386          12,005
  Golden West Financial                             237          14,737
  Goldman Sachs Group                               690          45,561
  Hartford Financial Services Group                 322          13,202
  Household International                           708          20,043
  Huntington Bancshares                             365           6,639
  Jefferson-Pilot                                   231           9,263
  John Hancock Financial                            465          12,927
  J.P. Morgan Chase & Co.                         2,969          56,381
  KeyCorp                                           651          16,255
  Lehman Bros.                                      362          17,756
  Lincoln National                                  287           8,768
  Loews Corp.                                       296          12,695
  Marsh & McLennan                                  806          33,562
  Marshall & Ilsley Corp.                           300           8,367
  MBIA Inc.                                         220           8,789
  MBNA Corp.                                      1,927          35,418
  Mellon Bank Corp.                                 735          19,059
  Merrill Lynch                                   1,223          40,298
  MetLife Inc.                                    1,154          26,265
  MGIC Investment                                   158           6,451
  Moody's Corp                                      242          11,737
  Morgan Stanley                                  1,694          57,393
  National City Corp.                               907          25,877
  North Fork Bancorporation                         240           9,082
  Northern Trust Corp.                              333          12,561
  Plum Creek Timber Co.                             250           5,653
  PNC Bank Corp.                                    435          18,344
  Principal Financial Group*                        520          13,614
  Progressive Corp.                                 327          16,556
  Providian Financial Corp.*                        426           2,087
  Prudential Financial*                             850          24,276
  Regions Financial Corp.                           370          12,088
  SAFECO Corp.                                      191           6,070
  Simon Property Group, Inc                         250           8,933
  SLM Corporation                                   234          21,795
  SouthTrust Corp.                                  504          12,222
  St. Paul Cos.                                     317           9,104
  State Street Corp.                                482          18,624
  Stilwell Financial                                333           4,019
  SunTrust Banks                                    453          27,850
  Synovus Financial                                 423           8,722
  T. Rowe Price Group                               181           4,518
  Torchmark Corp.                                   192           6,578
  Travelers Property Casualty Corp.               1,434          19,402
  Union Planters Corporation                        303           8,320
  UNUM Corp.                                        360           7,326
  U.S. Bancorp                                    2,932          54,477
  Wachovia Corp.                                  2,073          67,765
  Washington Mutual                               1,420          44,687
  Wells Fargo                                     2,579         124,204
  XL Capital                                        190          13,965
  Zions Bancorp                                     149           6,486
                                                         --------------
                                                              2,342,966
                                                         --------------
HEALTH CARE - 8.13%
  Abbott Labs                                     2,319          93,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 8.13% (CONTINUED)
  Aetna Inc.                                        211  $        7,556
  Allergan, Inc.                                    194          10,554
  AmerisourceBergen Corp.                           150          10,713
  Amgen Inc.*                                     1,910          79,647
  Anthem, Inc.*                                     200          13,000
  Applera Corp-Applied Biosystems Group             312           5,710
  Bard (C.R.) Inc.                                   76           4,152
  Bausch & Lomb                                      79           2,620
  Baxter International Inc.                         868          26,517
  Becton, Dickinson                                 378          10,735
  Biogen, Inc.*                                     222           6,498
  Biomet, Inc.                                      403          10,732
  Boston Scientific*                                610          19,252
  Bristol-Myers Squibb                            2,952          70,258
  Cardinal Health, Inc.                             618          38,440
  Chiron Corporation*                               269           9,399
  CIGNA Corp.                                       232          16,414
  Forest Laboratories*                              256          20,995
  Genzyme General*                                  300           6,183
  Guidant Corp.*                                    459          14,830
  HCA Inc.                                          834          39,707
  Health Management Assoc.*                         375           7,583
  HEALTHSOUTH Corp.*                                577           2,395
  Humana Inc.*                                      251           3,112
  IMS Health Inc.                                   445           6,662
  Johnson & Johnson                               4,623         250,012
  King Pharmaceuticals*                             317           5,760
  Lilly (Eli) & Co.                               1,690          93,525
  Manor Care Inc.*                                  153           3,439
  McKesson Corp.                                    422          11,955
  MedImmune, Inc.*                                  312           6,527
  Medtronic Inc.                                  1,791          75,437
  Merck & Co.                                     3,480         159,071
  Pfizer, Inc.                                    9,442         274,007
  Pharmacia Corp                                  1,946          75,660
  Quintiles Transnational*                          172           1,636
  Schering-Plough                                 2,191          46,712
  St Jude Medical*                                  250           8,925
  Stryker Corp.*                                    300          17,280
  Tenet Healthcare Corp.*                           702          34,749
  United Health Group Inc.                          486          42,389
  Watson Pharmaceuticals*                           144           3,529
  WellPoint Health Networks*                        186          13,633
  Wyeth                                           1,952          62,073
  Zimmer Holdings*                                  295          11,309
                                                         --------------
                                                              1,734,980
                                                         --------------
INDUSTRIALS - 6.17%
  3M Company                                        592          65,102
  Allied Waste Industries*                          283           2,080
  American Power Conversion*                        290           2,772
  American Standard*                                100           6,362
  AMR Corp.*                                        224             936
  Apollo Group, Inc.*                               250          10,858
  Automatic Data Processing Inc.                    939          32,649
  Avery Dennison Corp.                              168           9,573
  Boeing Company                                  1,341          45,768
  Burlington Northern Santa Fe                      596          14,256
  Caterpillar Inc.                                  522          19,429
  Cendant Corporation*                            1,559          16,775
  Cintas Corporation                                259          10,857
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 6.17% (CONTINUED)
  Concord EFS, Inc.*                                720  $       11,434
  Convergys Corp.*                                  229           3,442
  Cooper Industries, Ltd.                           139           4,219
  Crane Company                                      91           1,798
  CSX Corp.                                         327           8,626
  Cummins Inc.                                       62           1,464
  Danaher Corp.                                     212          12,052
  Deere & Co.                                       350          15,908
  Delta Air Lines                                   183           1,700
  Deluxe Corp.                                      108           4,866
  Donnelley (R.R.) & Sons                           182           4,279
  Dover Corp.                                       304           7,716
  Eaton Corp.                                       109           6,948
  Emerson Electric                                  639          28,078
  Equifax Inc.                                      211           4,587
  Federal Express                                   434          21,730
  First Data                                      1,192          33,316
  FIserv Inc.*                                      285           8,003
  Fluor Corp.                                       114           2,786
  General Dynamics                                  300          24,399
  General Electric                               14,857         366,225
  Genuine Parts                                     265           8,120
  Goodrich Corporation                              152           2,870
  Grainger (W.W.) Inc.                              141           6,000
  Block H&R                                         294          12,351
  Honeywell International Inc.                    1,194          25,862
  Illinois Tool Works                               451          26,307
  Ingersoll-Rand Co. Ltd.                           242           8,334
  ITT Industries, Inc.                              132           8,228
  Lockheed Martin Corp.                             640          41,389
  Masco Corp.                                       671          13,118
  McDermott International*                           90             552
  Navistar International Corp.*                      93           2,016
  Norfolk Southern Corp.                            573          11,569
  Northrop Grumman Corp.                            104          12,900
  PACCAR Inc.                                       171           5,778
  Pall Corp.                                        185           2,921
  Parker-Hannifin                                   168           6,419
  Paychex, Inc.                                     556          13,494
  Pitney-Bowes                                      386          11,769
  Power-One Inc.*                                   108             322
  Raytheon Co.                                      509          14,914
  Robert Half International*                        260           4,126
  Rockwell Collins                                  281           6,165
  Rockwell Automation, Inc.                         281           4,572
  Ryder System                                       89           2,219
  Sabre Holding Corp.*                              193           3,735
  Southwest Airlines                              1,114          14,549
  Textron Inc.                                      216           7,366
  Thomas & Betts Corp.*                              87           1,226
  Tyco International                              2,992          42,187
  Union Pacific                                     371          21,470
  United Parcel Service                           1,620         101,298
  United Technologies                               704          39,768
  Waste Management Inc.                             929          21,664
                                                         --------------
                                                              1,316,571
                                                         --------------
INFORMATION TECHNOLOGY - 6.66%
  ADC Telecommunications, Inc.*                   1,165           1,340
  Adobe Systems Incorporated                        358           6,838
  Advanced Micro Devices*                           458           2,446

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 6.66% (CONTINUED)
  Agilent Technologies*                             676  $        8,829
  Altera Corporation*                               596           5,167
  Analog Devices*                                   529          10,421
  Andrew Corp.*                                     121             793
  Apple Computer, Inc.*                             487           7,062
  Applied Materials, Inc.*                        2,416          27,905
  Applied Micro Circuits Corporation*               458           1,310
  Autodesk, Inc.                                    174           2,205
  Avaya Inc.*                                       506             724
  BMC Software*                                     365           4,771
  Broadcom Corporation*                             355           3,791
  CIENA Corporation*                                480           1,426
  Cisco Systems, Inc.*                           10,947         114,725
  Citrix Systems, Inc.*                             277           1,670
  Computer Associates International                 881           8,458
  Computer Sciences Corp.*                          250           6,948
  Compuware Corporation*                            539           1,644
  Comverse Technology, Inc.*                        278           1,943
  Corning Inc.*                                   1,388           2,221
  Dell Computer Corporation*                      3,904          91,783
  Electronic Arts Inc.*                             200          13,192
  Electronic Data Systems                           697           9,744
  EMC Corp.*                                      3,302          15,090
  Gateway Inc.*                                     482           1,432
  Hewlett-Packard                                 4,513          52,667
  Intel Corporation                              10,058         139,706
  International Business Machines                 2,653         154,909
  Intuit Inc.*                                      295          13,431
  Jabil Circuit*                                    320           4,730
  JDS Uniphase Corporation*                       1,949           3,797
  KLA-Tencor Corporation*                           278           7,767
  Lexmark International Inc*                        193           9,071
  Linear Technology Corporation                     466           9,656
  LSI Logic*                                        540           3,429
  Lucent Technologies*                            5,040           3,830
  Maxim Integrated Products, Inc.*                  491          12,157
  Mercury Interactive Corporation*                  119           2,042
  Micron Technology*                                892          11,034
  Microsoft Corporation*                          8,047         351,976
  Millipore Corp.                                    69           2,194
  Molex Incorporated                                294           6,915
  Motorola Inc.                                   3,296          33,553
  National Semiconductor*                           264           3,152
  NCR Corp.*                                        142           2,812
  Network Appliance, Inc.*                          456           3,342
  Novell Inc.*                                      493           1,035
  Novellus Systems, Inc.*                           195           4,058
  NVIDIA Corporation*                               200           1,712
  Oracle Corporation*                             8,247          64,821
  Parametric Technology Corp.*                      413             743
  PeopleSoft, Inc.*                                 413           5,109
  PerkinElmer                                       148             807
  PMC - Sierra, Inc.*                               229             889
  QLogic Corporation*                               120           3,125
  QUALCOMM Incorporated*                          1,109          30,631
  Rational Software Corporation*                    300           1,296
  Sanmina-SCI Corporation*                          794           2,199
  Scientific-Atlanta                                238           2,977
  Siebel Systems, Inc.*                             648           3,726
  Solectron*                                      1,292           2,726
  Sun Microsystems, Inc.*                         4,859          12,584
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 6.66% (CONTINUED)
  SunGard Data Systems*                             400  $        7,779
  Symbol Technologies                               315           2,416
  Tektronix Inc.*                                   144           2,366
  Tellabs, Inc.*                                    613           2,495
  Teradyne Inc.*                                    259           2,486
  Texas Instruments                               2,611          38,563
  Thermo Electron*                                  259           4,178
  Unisys Corp.*                                     467           3,269
  VERITAS Software Corporation*                     585           8,581
  Waters Corporation*                               200           4,850
  Xerox Corp.*                                      997           4,935
  Xilinx, Inc.*                                     481           7,618
  Yahoo! Inc.*                                      843           8,067
                                                         --------------
                                                              1,422,089
                                                         --------------
MATERIALS - 1.45%
  Air Products & Chemicals                          343          14,409
  Alcoa Inc                                       1,293          24,955
  Allegheny Technologies Inc                        125             865
  Ball Corp.                                         88           4,434
  Bemis Company                                      80           3,952
  Boise Cascade                                      86           1,961
  Dow Chemical                                    1,337          36,513
  Du Pont (E.I.)                                  1,567          56,522
  Eastman Chemical                                  115           4,390
  Ecolab Inc.                                       194           8,096
  Engelhard Corp.                                   191           4,552
  Freeport-McMoRan Copper & Gold*                   224           3,015
  Georgia-Pacific Group                             339           4,438
  Great Lakes Chemical Corp.                         81           1,946
  Hercules, Inc.*                                   160           1,474
  International Paper                               723          24,141
  International Flavors and Fragrances              154           4,905
  Louisiana-Pacific Corp.*                          156           1,009
  MeadWestvaco Corporation                          299           5,744
  Monsanto Co.                                      331           5,061
  Newmont Mining Corp.                              576          15,846
  Nucor Corp.                                       127           4,813
  Pactiv Corp.*                                     238           3,915
  Phelps Dodge*                                     118           3,024
  PPG Industries                                    261          11,667
  Praxair, Inc.                                     236          12,061
  Rohm & Haas                                       326          10,106
  Sealed Air Corp.*                                 125           2,111
  Sigma-Aldrich Corporation                         117           5,765
  Temple-Inland                                      78           3,013
  United States Steel Corp.                         132           1,533
  Vulcan Materials                                  151           5,460
  Weyerhaeuser Corp.                                331          14,487
  Worthington Industries Inc.                       129           2,412
                                                         --------------
                                                                308,595
                                                         --------------
TELECOMMUNICATION SERVICES - 1.90%
  ALLTEL Corp.                                      472          18,941
  AT&T Corp.                                      5,581          67,028
  AT&T Wireless Services*                         4,048          16,678
  BellSouth                                       2,815          51,683
  Century Telephone                                 210           4,710
  Citizens Communications*                          381           2,583
  Nextel Communications, Inc.*                    1,375          10,381
  Qwest Communications International*             2,499           5,698
  SBC Communications Inc.                         5,090         102,309

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TELECOMMUNICATION SERVICES - 1.90% (CONTINUED)
  Sprint Corp. FON                                1,312  $       11,965
  Sprint Corp. PCS*                               1,482           2,905
  Verizon Communications                          4,070         111,682
                                                         --------------
                                                                406,563
                                                         --------------
UTILITIES - 1.42%
  AES Corp.*                                        803           2,016
  Allegheny Energy                                  163           2,135
  Ameren Corporation                                205           8,538
  American Electric Power                           481          13,713
  Calpine Corp.*                                    557           1,376
  CINergy Corp.                                     238           7,480
  CMS Energy                                        180           1,451
  Consolidated Edison                               317          12,750
  Constellation Energy Group                        224           5,553
  Dominion Resources                                356          18,060
  DTE Energy Co.                                    251          10,216
  Duke Energy                                     1,230          24,047
  Dynegy Inc.                                       488             566
  Edison International*                             497           4,970
  El Paso Corp.                                     739           6,112
  Entergy Corp.                                     344          14,310
  Exelon Corp.                                      486          23,085
  FirstEnergy Corp.                                 466          13,929
  FPL Group                                         267          14,365
  Keyspan Energy                                    211           7,069
  Kinder Morgan                                     152           5,388
  Mirant Corporation*                               595           1,315
  NICOR Inc.                                         70           1,974
  NiSource Inc.                                     308           5,307
  Peoples Energy                                     53           1,786
  PG&E Corp.*                                       577           6,497
  Pinnacle West Capital                             127           3,526
  PPL Corp.                                         216           7,029
  Progress Energy, Inc.                             312          12,750
  Progress Energy, Inc. CVO                         148              27
  Reliant Energy Inc                                442           4,424
  Sempra Energy                                     306           6,013
  Southern Co.                                    1,020          29,355
  TECO Energy                                       200           3,176
  TXU Corp.                                         395          16,474
  Williams Cos.                                     780           1,763
  Xcel Energy Inc                                   504           4,692
                                                         --------------
                                                                303,237
                                                         --------------
    Total Common Stocks
       (cost $19,630,748)                                    11,264,249
                                                         --------------
UNIT INVESTMENT TRUST(4) - 4.54%
  S&P 500 Depositary Receipts                    11,849         969,130
                                                         --------------
    Total Unit Investment Trust
       (cost $951,833)                                          969,130
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 10.60%
U.S. Treasury Note
  (4.750% due 11/15/08)                   $     200,000  $      219,648
U.S. Treasury Note
  (5.500% due 05/15/09)                         200,000         228,312
                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. Treasury Note
  (7.000% due 07/15/06)                   $     250,000  $      292,100
U.S. Treasury Bond
  (6.000% due 08/15/09)                         300,000         351,269
U.S. Treasury Bond
  (6.250% due 08/15/23)                         300,000         298,125
U.S. Treasury Bond
  (6.125% due 11/15/27)                         500,000         594,297
U.S. Treasury Bond
  (6.125% due 08/15/29)                         100,000         119,684
U.S. Treasury Bond
  (4.375% due 08/15/12)                         150,000         159,492
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $2,131,055)                                      2,262,927
                                                         --------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.84%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.84%
  (5.750% due 07/15/03)                       1,000,000       1,032,859
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $990,289)                                        1,032,859
                                                         --------------

MORTGAGE-BACKED SECURITIES - 11.16%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.16%
  FNCL (7.000% due 07/01/29)                  2,280,190       2,381,680
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,192,086)                                      2,381,680
                                                         --------------
CORPORATE BONDS - 12.59%
BANK, BANK HOLDING COMPANIES &
OTHER BANK SERVICES - .82%
  Key Bank NA (5.000% due 07/17/07)             165,000         174,997
                                                         --------------
CONSUMER CYCLICAL - 1.18%
  Ford Motor Co. (6.375% due 02/01/29)          346,000         252,021
                                                         --------------
CONSUMER STAPLES- .76%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         162,711
                                                         --------------
COMMUNICATION SERVICES - 1.39%
  Citizen Communications (9.250% due
     05/15/11)                                  300,000         297,000
                                                         --------------
ENERGY - .53%
  Public Service Inc. (6.625% due
     02/15/11)                                  100,000         112,832
                                                         --------------
FINANCE - 2.29%
  Household Finance (5.8750% due
     02/01/09)                                  520,000         488,376
                                                         --------------
HEALTH CARE - .54%
  Amgen (6.500% due 12/01/07)                   100,000         114,313
                                                         --------------
MANUFACTURING - 5.08%
  Champion International Corp. (7.200%
     due 11/01/26)                              312,000         361,407
  Honeywell International (7.500% due
     03/01/10)                                   75,000          88,386
  Masco Corp. (5.875% due 07/15/12)              75,000          78,482
  Rohm & Haas Co. (6.950% due 07/15/04)         346,000         371,829
  Weyerhauser Co. - 144A (5.950% due
     11/01/08)                                  175,000         184,470
                                                         --------------
                                                              1,084,574
                                                         --------------
    Total Corporate Bonds
       (cost $2,576,578)                                      2,686,824
                                                         --------------
SHORT-TERM INVESTMENTS(4) - 2.82%
VARIABLE RATE DEMAND NOTES(1) - 2.12%
  USBank (1.560% due 12/31/31)                  453,128         453,128
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY BILL - .70%
  U.S. Treasury Bill (1.670% due
     12/19/02)                            $     150,000  $      149,457
                                                         --------------
    Total Short-Term Investments
       (cost $602,585)                                          602,585
                                                         --------------
TOTAL INVESTMENTS - 99.31%
   (cost $29,075,174)(2)                                     21,200,254
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 28.80%
  2.02% due 10/01/02                                          2,766,857
  2.06% due 10/01/02                                          3,381,715
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              6,148,572
OTHER ASSETS AND LIABILITIES - (28.11%)                      (6,000,806)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   21,348,020
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $29,181,661 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,509,591 and ($9,490,998), respectively.
(3) This security was purchased with cash collateral held from securities lending.
(4) Securities and other assets with an aggregate value of $611,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (12/02)                         3         $(46,250)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                   LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 24.31%
U.S. TREASURY NOTES & BONDS - 24.31%
  6.500% due 05/15/05                     $     500,000  $      558,633
  5.750% due 11/15/05                           375,000         416,514
  6.125% due 08/15/07                           600,000         695,250
  5.500% due 05/15/09                           290,000         331,053
  4.375% due 08/15/12                           700,000         744,411
  6.250% due 08/15/23                           380,000         453,150
  5.250% due 02/15/29                           475,000         506,302
  6.125% due 08/15/29                           350,000         418,893
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $3,885,361)                                      4,124,206
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.05%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.05%
  5.500% due 07/15/06                         1,000,000       1,096,161
  5.750% due 03/15/09                         1,000,000       1,117,775
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $2,141,682)                                      2,213,936
                                                         --------------
MORTGAGE-BACKED SECURITIES - 32.75%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 32.75%
  FNCI (6.500% due 07/01/14)                  1,643,694       1,722,728
  FNCL (6.500% due 12/01/31)                  3,696,483       3,833,460
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $5,302,685)                                      5,556,188
                                                         --------------
CORPORATE BONDS AND NOTES - 27.46%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.42%
  Merrill Lynch (6.375% due 10/15/08)           250,000         275,308
  U.S. Bank NA (6.375% due 08/01/11)            120,000         135,471
                                                         --------------
                                                                410,779
                                                         --------------
CAPITAL GOODS - 2.59%
  Eaton Corp. (5.750% due 07/15/12)             100,000         107,665
  Honeywell International (7.500% due
     03/01/10)                                  108,000         127,276
  Masco Corp (5.875% due 07/15/12)              100,000         104,643
  Pitney Bowes Inc. (4.625% due
     10/01/12)                                  100,000          99,959
                                                         --------------
                                                                439,543
                                                         --------------
CONSUMER CYCLICAL - 2.15%
  Ford Motor Corp. (6.375% due 02/01/29)        500,000         364,192
                                                         --------------
CONSUMER NON-DURABLE - 2.24%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         162,711
  E.W. Scripps Co (5.750% due 07/15/12)         100,000         109,711
  Thomson Corp. (6.200% due 01/05/12)           100,000         107,590
                                                         --------------
                                                                380,012
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER STAPLES - .63%
  General Mills Inc. (6.000% due
     02/15/12)                            $     100,000  $      107,710
                                                         --------------
ENERGY - 3.24%
  Conoco Inc. Sr Notes (6.350% due
     04/15/09)                                  143,000         158,132
  Keyspan Corp. (7.250% due 11/15/05)           250,000         278,858
  Public Service Inc. (6.625% due
     02/15/11)                                  100,000         112,832
                                                         --------------
                                                                549,822
                                                         --------------
FINANCE - 3.06%
  General Electric Capital Corp (6.875%
     due 11/15/10)                              250,000         283,773
  Household Finance Corp. (5.875% due
     02/01/09)                                  250,000         234,796
                                                         --------------
                                                                518,569
                                                         --------------
HEALTH CARE - .68%
  Amgen Inc. (6.500% due 12/01/07)              100,000         114,313
                                                         --------------
MANUFACTURING - 8.03%
  Alcoa Inc. (7.375% due 08/01/10)              150,000         178,565
  Champion International Corp. (7.200%
     due 11/01/26)                              200,000         231,671
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         268,663
  Westvaco Corp. (7.950% due 02/15/31)          500,000         578,126
  Weyerhauser Co. (5.950% due 11/01/08)         100,000         105,412
                                                         --------------
                                                              1,362,437
                                                         --------------
TELECOMMUNICATIONS - 2.42%
  Citizen Communications (9.250% due
     05/15/11)                                  250,000         247,500
  Sprint Capital Corp. (6.000% due
     01/15/07)                                  100,000          68,745
  Verizon Wireless (5.375% due 12/15/06)        100,000          94,070
                                                         --------------
                                                                410,315
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $4,409,622)                                      4,657,692
                                                         --------------

SHORT-TERM INVESTMENTS - 1.16%
VARIABLE RATE DEMAND NOTES(1) - 1.16%
  US Bank (1.560% due 12/31/31)                 195,821         195,821
                                                         --------------
    Total Short-Term Investments
       (cost $195,821)                                          195,821
                                                         --------------
TOTAL INVESTMENTS - 98.73%
  (cost $15,935,171)(2)                                      16,747,843
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 24.81%
  2.02% due 10/01/02                                          1,893,726
  2.06% due 10/01/02                                          2,314,554
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              4,208,280
OTHER ASSETS AND LIABILITIES - (23.54%)                      (3,992,505)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,963,618
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $15,940,440 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $897,072 and ($89,669), respectively.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 93.87%
CONSUMER DISCRETIONARY - 16.04%
  Abercrombie & Fitch Co.*                       46,600  $      916,622
  AOL Time Warner Inc.*                          84,300         986,310
  Delta Air Lines                                54,800         509,092
  Federal Express                                17,800         891,246
  Ford Motor                                     70,200         687,960
  Knight-Ridder Inc.                             16,700         942,047
  McDonald's Corp.                               57,300       1,011,918
  Sears, Roebuck & Co.                           21,100         822,900
                                                         --------------
                                                              6,768,095
                                                         --------------
CONSUMER STAPLES - 2.12%
  Philip Morris                                  23,100         896,280
                                                         --------------
ENERGY - 12.66%
  Anadarko Petroleum                             24,900       1,109,046
  ChevronTexaco Corp.                            12,628         874,489
  ConocoPhillips                                 19,877         919,112
  Marathon Oil Corp.                             57,900       1,313,172
  Noble Energy, Inc                              33,200       1,127,804
                                                         --------------
                                                              5,343,623
                                                         --------------
FINANCIALS - 26.11%
  American Express                               24,200         754,556
  Citigroup Inc.                                 35,000       1,037,750
  A.G. Edwards                                   30,600         978,588
  Fleet Boston Financial Group                   46,360         942,499
  Hartford Financial Services Group              24,100         988,100
  J.P. Morgan Chase & Co.                        46,450         882,086
  KeyCorp                                        44,700       1,116,158
  Lincoln National                               33,400       1,020,370
  Merrill Lynch                                  28,400         935,780
  Raymond James Financial Corp*                  33,100         896,017
  St. Paul Cos.                                  33,700         967,864
  XL Capital                                      6,800         499,800
                                                         --------------
                                                             11,019,568
                                                         --------------
HEALTH CARE - 6.97%
  Beckman Coulter Inc.                           27,100       1,048,770
  Bristol-Myers Squibb                           61,100       1,454,180
  Merck & Co.                                     9,600         438,816
                                                         --------------
                                                              2,941,766
                                                         --------------
INDUSTRIALS - 6.45%
  Caterpillar Inc.                               24,000         893,280
  General Electric                               41,400       1,020,510
  SPX Corp.*                                      8,000         807,200
                                                         --------------
                                                              2,720,990
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 5.14%
  International Business Machines                 9,600  $      560,544
  Motorola Inc.                                  83,200         846,976
  NCR Corp.*                                     38,400         760,320
                                                         --------------
                                                              2,167,840
                                                         --------------
MATERIALS - 8.46%
  Alcoa Inc                                      46,900         905,170
  Dow Chemical                                   50,500       1,379,155
  Du Pont (E.I.)                                 35,600       1,284,092
                                                         --------------
                                                              3,568,417
                                                         --------------
TELECOMMUNICATION SERVICES - 6.00%
  AT&T Corp.                                     48,100         577,681
  AT&T Wireless Services*                        72,300         297,876
  Cox Communications Inc                         34,700         853,273
  Verizon Communications                         29,200         801,248
                                                         --------------
                                                              2,530,078
                                                         --------------
UTILITIES - 3.92%
  Ameren Corporation                             12,400         516,460
  Great Plains Energy Inc.                       59,500       1,139,425
                                                         --------------
                                                              1,655,885
                                                         --------------
    Total Common Stocks
       (cost $51,297,309)                                    39,612,542
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 6.18%
VARIABLE RATE DEMAND NOTES(1) - 6.18%
  American Family (1.412% due 12/31/31)   $     594,094  $      594,094
  US Bank (1.560% due 12/31/31)               1,742,616       1,742,616
  Wisconsin Corp. Central Credit Union
     (1.480% due 12/31/31)                       30,000          30,000
  Wisconsin Electric (1.452% due
     12/31/31)                                  240,740         240,740
                                                         --------------
    Total Short-Term Investments
       (cost $2,607,450)                                      2,607,450
                                                         --------------
TOTAL INVESTMENTS - 100.05%
   (cost $53,904,759)(2)                                     42,219,992
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 34.27%
  2.02% due 10/01/02                                          6,507,789
  2.06% due 10/01/02                                          7,953,964
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                             14,461,753
OTHER ASSETS AND LIABILITIES - (34.32%)                     (14,483,259)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   42,198,486
                                                         ==============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $54,123,148 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $683,748 and ($12,586,903), respectively.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY OBLIGATIONS - 28.22%
U.S. TREASURY NOTES & BONDS - 28.22%
  5.875% due 02/15/04                     $   2,500,000  $    2,646,875
  5.875% due 11/15/05                         3,800,000       4,234,921
  4.625% due 05/15/06                         1,800,000       1,948,219
  7.000% due 07/15/06                         3,639,000       4,251,800
  6.500% due 10/15/06                         5,500,000       6,366,679
  5.500% due 05/15/09                         1,260,000       1,438,368
  6.000% due 08/15/09                         5,700,000       6,674,119
  4.875% due 02/15/12                         1,500,000       1,652,637
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $26,532,785)                                    29,213,618
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
3.24%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.24%
  5.750% due 03/15/09                         3,000,000       3,353,325
                                                         --------------
    Total U.S Government Agency
       Obligations
       (cost $3,329,537)                                      3,353,325
                                                         --------------

MORTGAGE-BACKED SECURITIES - 10.60%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.74%
  6.000% due 06/01/16                         3,811,729       3,962,099
  4.500% due 03/01/17                         2,917,271       2,913,448
  6.500% due 02/01/29                         2,095,150       2,174,342
                                                         --------------
                                                              9,049,889
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.86%
  6.500% due 10/15/28                         1,845,384       1,927,683
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $10,361,989)                                    10,977,572
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.42%
AGENCY SECTOR - 0.96%
  FHR 2329 YN
     (6.250% due 12/15/14)                      984,377         989,463
                                                         --------------
PRIVATE SECTOR - 7.46%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      203,789         214,056
  CMC2 1993 E 1 E 1CP
     (0.000% due 12/25/08)                       66,066          62,299
  CMSC C 4
     (10.950% due 02/01/14)                      33,793          33,793
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      637,917         671,752
  Chase 1999-S3 B3(3)
     (6.250% due 03/25/14)                      287,502         288,850
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      994,880       1,041,222
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                      542,092         562,230
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      660,320         666,461
  SBM7 1997-AQ2 M3
     (3.320% due 11/25/27)                    1,521,000       1,521,357
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                      725,000         779,574
                                              PRINCIPAL           VALUE

                                                    -------------------
PRIVATE SECTOR - 7.46% (CONTINUED)
  WAMU 2001-S8 1B3
     (6.500% due 08/25/16)                $     375,418  $      393,003
  WF MBS 2000-8 2B2
     (7.000% due 09/25/30)                      923,279         951,102
  WF MBS 2002-8 2B3
     (6.000% due 05/25/17)                      517,127         531,855
                                                         --------------
                                                              7,717,554
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $8,207,894)                                      8,707,017
                                                         --------------

ASSET-BACKED SECURITIES - 3.48%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.10%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                    1,982,000       2,169,515
                                                         --------------
MANUFACTURED HOUSING - 1.38%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                    1,500,000       1,427,707
                                                         --------------
    Total Asset-Backed Securities
       (cost $3,311,911)                                      3,597,222
                                                         --------------

CORPORATE BONDS AND NOTES - 40.78%
AIR TRANSPORTATION - 3.70%
  American Airlines
     (9.710% due 01/02/07)                      736,582         747,159
  America West Airlines
     (7.100% due 04/02/21)                      727,211         754,103
  Continental Airlines
     (7.820% due 10/15/13)                      581,512         527,536
  Jet Equipment(3)
     (7.630% due 08/15/12)                      805,625         495,202
  Midway Air Lines
     (8.140% due 01/02/13)                      715,273         715,273
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     596,308         590,345
                                                         --------------
                                                              3,829,618
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER BANK SERVICES - 4.68%
  Ahmanson Capital Trust(3)
     (8.360% due 12/01/26)                    1,139,000       1,245,469
  BankAmerica Corp.
     (7.125% due 03/01/09)                      760,000         871,269
  Bank of Hawaii
     (6.875% due 03/01/09)                      750,000         815,520
  Household Finance Corp.
     (5.875% due 02/01/09)                    1,139,000       1,069,732
  Svenska Handelsbanken(3)
     (7.125% due 03/07/07)                      750,000         845,010
                                                         --------------
                                                              4,847,000
                                                         --------------
COMMUNICATIONS SERVICES - 0.23%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                     375,000         236,250
                                                         --------------
CONSUMER CYCLICAL - 3.99%
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      750,000         828,088
  DR Horton
     (10.500% due 04/01/05)                     225,000         236,250

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
CONSUMER CYCLICAL - 3.99% (CONTINUED)
  GATX Capital Corp.
     (8.875% due 06/01/09)                $     500,000  $      453,873
  Hertz Corp.
     (7.625% due 06/01/12)                      750,000         702,062
  International Wire Group Inc.
     (11.750% due 06/01/05)                     190,000         120,650
  JLG Industries Inc.
     (8.375% due 06/15/12)                      280,000         260,400
  Tech Olympic USA Inc.(3)
     (9.000% due 07/01/10)                      375,000         343,125
  Visteon Corp.
     (8.250% due 08/01/10)                      750,000         815,801
  WCI Communities Inc. Sr. Sub Nt.
     (10.625% due 02/15/11)                     375,000         364,688
                                                         --------------
                                                              4,124,937
                                                         --------------
CONSUMER NON-DURABLE - 3.98%
  Allied Waste
     (10.000% due 08/01/09)                     375,000         345,000
  CSK Auto Inc.
     (12.000% due 06/15/06)                     375,000         397,031
  Dial Corp.
     (7.000% due 08/15/06)                      750,000         822,654
  Dimon Inc.
     (9.625% due 10/15/11)                      375,000         392,344
  Levi Strauss
     (11.625% due 01/15/08)                     375,000         300,000
  Mail-Well Inc.
     (9.625% due 03/15/12)                      188,000         129,720
  Syratech Corp
     (11.000% due 04/15/07)                     375,000         210,000
  Thomson Corp.
     (6.200% due 01/05/12)                      700,000         753,133
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         771,861
                                                         --------------
                                                              4,121,743
                                                         --------------
ELECTRIC - 1.69%
  Calpine Corp.
     (8.625% due 08/15/10)                    1,500,000         600,000
  PSEG Power
     (7.750% due 04/15/11)                    1,125,000       1,149,040
                                                         --------------
                                                              1,749,040
                                                         --------------
ELECTRONICS - 0.25%
  Amkor Tech Inc.
     (9.250% due 02/15/08)                      375,000         256,875
                                                         --------------
ENERGY - 5.66%
  Allegheny Energy Supply
     (7.800% due 03/15/11)                      375,000         214,608
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                    1,139,000       1,273,318
  Mirant Americas
     (7.625% due 05/01/06)                      750,000         412,500
  Mitchell Energy Sr. Nts.
     (6.750% due 02/15/04)                    1,329,000       1,391,121
  Pemex Master Trust
     (8.500% due 02/15/08)                      750,000         782,813
  Tampa Electric
     (6.875% due 06/15/12)                      760,000         801,985
                                              PRINCIPAL           VALUE

                                                    -------------------
ENERGY - 5.66% (CONTINUED)
  Trico Marine Services
     (8.875% due 05/15/12)                $     278,000  $      239,080
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                      750,000         746,250
                                                         --------------
                                                              5,861,675
                                                         --------------
ENTERTAINMENT & LEISURE - 1.66%
  Choctaw Resort
     (9.250% due 04/01/09)                      375,000         388,125
  MGM Mirage
     (8.375% due 02/01/11)                      375,000         388,125
  Royal Caribbean
     (7.000% due 10/15/07)                    1,139,000         945,370
                                                         --------------
                                                              1,721,620
                                                         --------------
HEALTH CARE - 0.40%
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     375,000         411,563
                                                         --------------
INSURANCE - 2.92%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                      760,000         560,088
  Farmers Insurance Exchange(3)
     (8.500% due 08/01/04)                      760,000         738,723
  Prudential Insurance Surplus Nts.(3)
     (8.100% due 07/15/15)                      760,000         874,630
  USF&G Capital
     (8.470% due 01/10/27)                      760,000         854,265
                                                         --------------
                                                              3,027,706
                                                         --------------
MEDIA & CABLE - 1.71%
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                    1,139,000         933,980
  Continental Cablevision
     (8.300% due 05/15/06)                      760,000         741,000
  Diamond Cable Co.
     (13.250% due 09/30/04)                     750,000          93,750
                                                         --------------
                                                              1,768,730
                                                         --------------
MEDIA CONGLOMERATE - 1.95%
  News American Holdings Nts.
     (6.625% due 01/09/08)                    1,139,000       1,176,286
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      760,000         838,687
                                                         --------------
                                                              2,014,973
                                                         --------------
METALS & MINING - .39%
  Falconbridge Ltd.
     (7.350% due 06/05/12)                      375,000         401,550
                                                         --------------
REAL ESTATE - 4.00%
  Camden Property Trust
     (7.625% due 02/15/11)                      750,000         848,935
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                    1,139,000       1,284,674
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                    1,139,000       1,211,706
  Health Care Reit
     (7.500% due 08/15/07)                      750,000         796,358
                                                         --------------
                                                              4,141,673
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
TELECOMMUNICATIONS - 3.57%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                $   1,139,000  $    1,252,671
  AT&T Canada Inc.
     (7.625% due 03/15/05)                      750,000          91,875
  AT&T Wireless Services
     (7.875% due 03/01/11)                      375,000         288,750
  Electric Lightwave Inc.(3)
     (6.050% due 05/15/04)                      750,000         705,430
  Nextel Communications
     (9.375% due 11/15/09                       375,000         285,000
  Qwest Corp
     (8.875% due 03/15/12)                      375,000         326,250
  Sprint Capital Corp.
     (6.000% due 01/15/07)                      750,000         515,585
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     375,000         116,250
  WorldCom Inc.
     (7.500% due 05/15/11)                      950,000         114,000
                                                         --------------
                                                              3,695,811
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $45,105,772)                                    42,210,764
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------
SHORT-TERM INVESTMENTS - 4.07%
VARIABLE RATE DEMAND NOTES(1) - 4.07%
  American Family (1.412% due 12/31/31)   $      20,000  $       20,000
  US Bank (1.560% due 12/31/31)               4,070,225       4,070,225
  Wisconsin Corp. Central Credit Union
     (1.480% due 12/31/31)                       10,000          10,000
  Wisconsin Electric (1.452% due
     12/31/31)                                  110,000         110,000
                                                         --------------
    Total Short-Term Investments
       (cost $4,210,225)                                      4,210,225
                                                         --------------
TOTAL INVESTMENTS - 98.81%
  (cost $101,060,113)(2)                                    102,269,743
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(4) - 32.47%
  2.02% due 10/01/02                                         15,122,561
  2.06% due 10/01/02                                         18,483,130
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                             33,605,691
OTHER ASSETS AND LIABILITIES - (31.28%)                     (32,370,440)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $  103,504,994
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $101,038,041 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $6,579,520 and ($5,347,818), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 51.49%
U.S. TREASURY NOTES & BONDS - 51.49%
  4.750% due 01/31/03                     $   1,000,000  $    1,010,781
  3.875% due 06/30/03                         2,000,000       2,036,172
  5.875% due 11/15/04                         1,500,000       1,628,789
  5.750% due 11/15/05                         2,000,000       2,221,406
  4.625% due 05/15/06                         1,000,000       1,082,344
  3.500% due 11/15/06                         2,000,000       2,085,000
  4.375% due 05/15/07                         1,000,000       1,079,336
  3.250% due 08/15/07                         2,000,000       2,061,406
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $12,763,481)                                    13,205,234
                                                         --------------

U.S. AGENCY OBLIGATIONS - 14.19%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 14.19%
  5.250% due 02/15/04                         2,000,000       2,093,424
  3.625% due 10/15/04                         1,500,000       1,546,745
                                                         --------------
    Total U.S. Agency Obligations
       (cost $3,554,675)                                      3,640,169
                                                         --------------
MORTGAGE-BACKED SECURITIES - 7.70%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 7.58%
  4.500% due 03/01/17                         1,944,848       1,942,299
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .12%
                                              PRINCIPAL           VALUE

                                                     ------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .12% (CONTINUED)
  9.500% due 09/15/09                     $      28,388  $       31,507
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,841,334)                                      1,973,806
                                                         --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.25%
  FHR 2359 PA (6.000% due 08/15/10)           2,000,000       2,048,380
  FHR 2329 YN (6.250% due 12/15/14)             984,377         989,463
  FNR 1993-157E (0.000% due 05/25/22)           823,890         814,822
  GNR 2001-63 SA (19.587% due 12/16/26)       1,238,362       1,340,080
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $5,170,027)                                      5,192,745
                                                         --------------

SHORT-TERM INVESTMENTS - 3.98%
VARIABLE RATE DEMAND NOTES(1) - 3.98%
  First American Treasury (.900% due
     12/31/31)                                1,019,662       1,019,662
                                                         --------------
    Total Short-Term Investments
       (cost $1,019,662)                                      1,019,662
                                                         --------------
TOTAL INVESTMENTS - 97.61%
  (cost $24,349,179)(2)                                      25,031,616
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 52.77%
  2.02% due 10/01/02                                          6,090,750
  2.06% due 10/01/02                                          7,444,250
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                             13,535,000
OTHER ASSETS AND LIABILITIES - (50.38%)                     (12,920,965)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   25,645,651
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $24,349,179 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $708,296 and ($25,859), respectively.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                               HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 1.01%
INDUSTRIAL EQUIPMENT - 1.01%
  International Knife & Saw Corp.+                5,555  $      166,649
                                                         --------------
    Total Common Stocks
       (cost $1,000,000)                                        166,649
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS AND NOTES - 91.34%
AUTO & AUTO PARTS - 6.12%
  CSK Auto Inc. (12.000% due 06/15/06)    $     500,000  $      529,375
  Intermet Corp. (9.750% due 06/15/09)          500,000         475,000
                                                         --------------
                                                              1,004,375
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 1.39%
  FINOVA Group (7.500% due 11/15/09)            750,000         228,750
                                                         --------------
CABLE - 4.16%
  Charter Communication Holdings (9.625%
     due 11/15/09)                              500,000         305,000
  Charter Holdings (11.125% due
     01/15/11)                                  500,000         315,000
  Diamond Cable Co. (13.250% due
     09/30/04)                                  500,000          62,500
                                                         --------------
                                                                682,500
                                                         --------------
CHEMICAL - 5.47%
  Equistar Chemical (10.125% due
     09/01/08)                                  500,000         447,500
  Lyondell Chemical (9.500% due
     12/15/08)                                  500,000         451,250
                                                         --------------
                                                                898,750
                                                         --------------
CONSUMER NON-DURABLE - 9.05%
  Dimon Inc. (9.625% due 10/15/11)              500,000         523,125
  Fleming Companies Inc. (10.125% due
     04/01/08)                                  500,000         390,000
  Levi Strauss (11.625% due 01/15/08)           500,000         400,000
  Mail-Well Inc. (9.625% due 03/15/12)          250,000         172,500
                                                         --------------
                                                              1,485,625
                                                         --------------
ELECTRONICS - 5.12%
  Amkor Tech Inc. (9.250% due 02/15/08)         500,000         342,500
  Flextronics International Ltd (9.875%
     due 07/01/10)                              500,000         497,500
                                                         --------------
                                                                840,000
                                                         --------------
ENERGY - 6.56%
  Amerigas Partner (8.875% due 05/20/11)        250,000         257,500
  Trico Marine Services Inc. (8.875% due
     05/15/12)                                  375,000         322,500
  Western Oil Sands Inc. (8.375% due
     05/01/12)                                  500,000         497,500
                                                         --------------
                                                              1,077,500
                                                         --------------
ENTERTAINMENT & LEISURE - 2.60%
  Royal Caribbean Cruises (8.750% due
     02/02/11)                                  500,000         427,500
                                                         --------------
HEALTH CARE - 3.21%
  Hanger Orthopedic Group (10.375% due
     02/15/09)                                  500,000         527,500
                                                         --------------
HOMEBUILDING - 8.53%
  Tech Olympic USA Inc.(3) (9.000% due
     07/01/10)                                  500,000         457,500
  WCI Communities Inc. Sr. Sub Nts.
     (9.125% due 05/01/12)                      500,000         456,250
  WCI Communities Inc. Sr. Sub Nts.
     (10.625% due 02/15/11)                     500,000         486,250
                                                         --------------
                                                              1,400,000
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
HOTEL & GAMING - 9.61%
  Choctaw Resort (9.250% due 04/01/09)    $     500,000  $      517,500
  Hollywood Casino Sr. Nt. (11.250% due
     05/01/07)                                  500,000         542,500
  MGM Mirage (8.375% due 02/01/11)              500,000         517,500
                                                         --------------
                                                              1,577,500
                                                         --------------
INDUSTRIAL EQUIPMENT - 5.53%
  JLG Industries Inc. (8.375% due
     06/15/12)                                  375,000         348,750
  Syratech Corp. (11.000% due 04/15/07)       1,000,000         560,000
                                                         --------------
                                                                908,750
                                                         --------------
METALS & FABRICATION - 1.93%
  International Wire Group Inc. (11.750%
     due 06/01/05)                              500,000         317,500
                                                         --------------
SERVICES - 2.80%
  Allied Waste Industries, Inc. (10.000%
     due 08/01/09)                              500,000         460,000
                                                         --------------
TELECOMMUNICATIONS - 11.01%
  AT&T Wireless Services (7.875% due
     03/01/11)                                  500,000         385,000
  Dobson Communications (10.875% due
     07/01/10)                                  500,000         342,500
  Metronet Communications (12.000% due
     08/15/07)                                1,000,000         120,000
  Nextel Communications (9.375% due
     11/15/09)                                  250,000         190,000
  Talton Holdings Inc. Sr. Nts. (11.000%
     due 06/30/07)                              500,000         155,000
  WorldCom Inc. (7.500% due 05/15/11)         1,000,000         120,000
  WorldCom Inc. (8.250% due 05/15/31)           500,000          60,000
  Qwest Corp. (8.875% due 03/15/12)             500,000         435,000
                                                         --------------
                                                              1,807,500
                                                         --------------
TRANSPORTATION - 5.75%
  American Airline (9.710% due 01/02/07)        441,949         448,295
  Jet Equipment(3) (7.630% due 08/15/12)        805,625         495,202
                                                         --------------
                                                                943,497
                                                         --------------
UTILITIES - 2.50%
  Calpine Corp. (8.500% due 02/15/11)         1,000,000         410,000
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $19,483,657)                                    14,997,247
                                                         --------------

SHORT-TERM INVESTMENTS - 5.09%
VARIABLE RATE DEMAND NOTES(1) - 5.09%
  American Family (1.412% due 12/31/31)          74,996          74,996
  US Bank (1.560% due 12/31/31)                 350,419         350,419
  Wisconsin Corp. Central Credit Union
     (1.480% due 12/31/31)                      190,000         190,000
  Wisconsin Electric (1.452% due
     12/31/31)                                  220,142         220,142
                                                         --------------
    Total Short-Term Investments
       (cost $835,557)                                          835,557
                                                         --------------
TOTAL INVESTMENTS - 97.44%
  (cost $21,319,214)(2)                                      15,999,453
                                                         --------------
CS FIRST BOSTON REPURCHASE AGREEMENT(4) - 28.95%
  2.02% due 10/01/02                                          2,139,503
  2.06% due 10/01/02                                          2,614,948
                                                         --------------
    Total CS First Boston Repurchase
       Agreement                                              4,754,451
OTHER ASSETS AND LIABILITIES - (26.39%)                      (4,333,660)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,420,244
                                                         ==============

-------------

+    Illiquid
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.
(2) For federal income tax purposes, cost is $21,475,094 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $57,332 and ($5,532,974), respectively.
(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

                                              PRINCIPAL           VALUE

                                                    -------------------
SHORT-TERM INVESTMENTS - 99.63%
COMMERCIAL PAPER - 99.15%
  Abbey National NA Corp.
     (2.000% due 10/01/02)                $   5,700,000  $    5,700,000
  American Honda Finance
     (1.991% due 06/11/03)                    3,000,000       3,001,588
  Bayerische Landesbk
     (1.817% due 05/20/03)                    2,000,000       1,999,699
  Beta Finance Inc.
     (1.940% due 11/04/02)                    3,000,000       2,994,503
  Black Forest Funding Corp.
     (1.780% due 12/18/02)                    4,000,000       3,984,573
  BNP Paribas CD (1.850% due 10/17/02)        3,500,000       3,499,842
  Charta Corporation
     (1.980% due 10/01/02)                    5,500,000       5,500,000
  Credit Agricole Indosuez
     (2.680% due 04/16/03)                    4,000,000       4,013,950
  Dresdner Bank (2.080% due 07/15/03)         4,000,000       4,001,559
  Dexia Delaware LLC.
     (1.770% due 10/07/02)                    5,000,000       4,998,525
  Edison Asset Security
     (1.980% due 10/01/02)                    2,500,000       2,500,000
  Falcon Asset Security
     (1.770% due 10/31/02)                    3,000,000       2,995,575
  Federal Home Loan Bank Notes
     (2.090% due 09/19/03)                    3,000,000       3,000,000
  Federal Home Loan Mortgage Corp.
     (1.970% due 12/05/02)                    2,773,000       2,763,137
  Federal Home Loan Mortgage Corp.
     (2.100% due 10/10/03)                    3,000,000       3,000,000
  Federal National Mortgage Assistance
     Notes (2.010% due 09/05/03)              2,000,000       2,000,000
  General Electric Cap Corp.
     (5.375% due 01/15/03)                    3,000,000       3,026,934
  Household Finance Co.
     (2.110% due 12/20/02)                    3,000,000       2,999,671
  Morgan Stanley (1.760% due 11/15/02)        5,000,000       4,989,000
  Nordea (Finland) YCD
     (1.757% due 09/10/03)                    3,000,000       2,999,149
                                              PRINCIPAL           VALUE

                                                    -------------------
COMMERCIAL PAPER - 99.15% (CONTINUED)
  Park Avenue Receivables
     (1.980% due 10/01/02)                $   5,500,000  $    5,500,000
  Preferred Reveivable FDG ABCP
     (1.770% due 10/30/02)                    4,000,000       3,994,297
  Province of Quebec
     (1.980% due 11/01/02)                    3,000,000       2,994,885
  Province of Quebec
     (1.940% due 12/02/02)                    1,000,000         996,659
  Salomon Smith Barney Holding
     (1.782% due 04/28/03)                    5,000,000       5,000,000
  Scaldis Capital LLC
     (1.999% due 11/08/02)                    3,000,000       2,993,667
  Toronto Dominion Bank
     (1.790% due 03/24/03)                    5,000,000       5,000,000
  Toyota Motor Credit
     (1.930% due 05/07/03)                    3,000,000       3,001,225
  Transamerica Finance Group
     (1.750% due 11/22/02)                    5,000,000       4,987,361
  UBS AG (Stamford) YCD
     (2.100% due 02/13/03)                    2,000,000       2,000,000
  Verizon Global (1.830% due 10/17/02)        2,951,000       2,948,600
  Wells Fargo & Co.
     (1.700% due 10/09/02)                    5,000,000       4,998,111
  Windmill Funding Corp.
     (1.770% due 10/25/02)                    5,000,000       4,994,100
                                                         --------------
                                                            119,376,610
                                                         --------------
VARIABLE RATE DEMAND NOTES(1) - .48%
  US Bank (1.560% due 12/31/31)                 583,263         583,263
                                                         --------------
    Total Short-Term Investments
       (cost $119,959,873)                                  119,959,873
                                                         --------------
TOTAL INVESTMENTS - 99.63%
  (cost $119,959,873)                                       119,959,873
                                                         --------------
OTHER ASSETS AND LIABILITIES - .37%                             440,761
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $  120,400,634
                                                         ==============

-------------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2002

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in thirteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains,

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $8,929,938, $1,402,922, $902,264, $5,886,321, $979,299,
$193,993, $949,048, $1,865,967, and $20,648,774, respectively, which can be carried forward through 2010.

                                                        TAX CHARACTER OF DISTRIBUTIONS PAID
                                YEAR ENDED SEPTEMBER 30, 2002                   YEAR ENDED SEPTEMBER 30, 2001
                           ----------------------------------------  ---------------------------------------------------
                            ORDINARY     LONG-TERM        TOTAL       ORDINARY     LONG-TERM    RETURN OF      TOTAL
FUND                         INCOME    CAPITAL GAINS  DISTRIBUTIONS    INCOME    CAPITAL GAINS   CAPITAL   DISTRIBUTIONS
----                       ----------  -------------  -------------  ----------  -------------  ---------  -------------
S&P 500 Index Fund         $  857,843   $       --     $  857,843    $  855,524     $    --      $    --    $  855,524
S&P MidCap 400 Index Fund      67,577           --         67,577       313,193      45,207           --       358,400
Russell 2000 Small Cap
   Index Fund                 108,180           --        108,180       140,185      19,344           --       159,529
Nasdaq-100 Index Fund              --           --             --        43,264          --       17,004        60,268
EAFE International Index
   Fund                        74,811           --         74,811        49,013          --           --        49,013
Total Social Impact Fund       20,770           --         20,770        10,013          --            -        10,013
Balanced Index Fund           808,552           --        808,552       933,193      14,280           --       947,473
Lehman Aggregate Bond
   Index Fund               1,011,382      237,602      1,248,984       986,729          --           --       986,729
Everest Fund                2,937,381    1,404,058      4,341,439     1,693,588       2,916           --     1,696,504
Bond Fund                   6,251,817      101,446      6,353,263     5,577,102          --           --     5,577,102
Short-term Government
   Fund                       865,545       22,004        887,549       698,093          --           --       698,093
High Yield Bond Fund        1,740,762           --      1,740,762       136,762          --           --       136,762
Money Market Fund           1,535,438           --      1,535,438     3,628,808          --           --     3,628,808

                              TAX BASIS OF DISTRIBUTABLE EARNINGS
                                    AS OF SEPTEMBER 30, 2002
                           ------------------------------------------
                           UNDISTRIBUTED  UNDISTRIBUTED
                             ORDINARY       LONG-TERM     UNREALIZED
FUND                          INCOME          GAINS      APPRECIATION
----                       -------------  -------------  ------------
S&P 500 Index Fund           $1,115,870      $     --     $       --
S&P MidCap 400 Index Fund        93,304            --             --
Russell 2000 Small Cap
   Index Fund                    81,140            --             --
Nasdaq-100 Index Fund                --            --             --
EAFE International Index
   Fund                         125,173            --             --
Total Social Impact Fund         25,231            --             --
Balanced Index Fund             100,066            --             --
Lehman Aggregate Bond
   Index Fund                   120,722       110,508        807,403
Everest Fund                    600,806       303,294             --
Bond Fund                       822,061            --      1,231,702
Short-term Government
   Fund                         132,833       153,870        682,439
High Yield Bond Fund            208,379            --             --
Money Market Fund                    --            --             --

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

REVERSE SPLIT - At the November 9, 2001 shareholder meeting, the Funds'
Articles of Incorporation were Amended, by shareholder vote, to allow for fund share splits and reverse splits. Effective February 15, 2002, all Funds with the exception of the Money Market Fund, effected a 1-for-5 reverse split. The purpose of the reverse split was to increase the NAV and thus reduce the amount of rounding error inherent in the share price and calculation thereof. The per share data and capital share activity have been retroactively restated to reflect the split.

ADOPTION OF NEW AUDIT GUIDE - The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"), as revised, effective October 1, 2001. The Guide requires paydown gains and losses on mortgage and asset-backed securities to be presented as interest income. Previously, paydown gains and losses on mortgage and asset-backed securities were shown as a component of realized gain/(loss). The effect on the financial statements has been an increase/(decrease) to net investment income and an offsetting adjustment to realized gain/(loss) by the following amounts:

Lehman Aggregate Bond Index Fund                    $ (750)
High Yield Bond Fund                                $5,261
Bond Fund                                           $52,179
Balanced Index Fund                                 $30,344
Short-term Government Bond Fund                     $(4,634)

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e) for the EAFE International Index Fund - .56% of the current value of net assets;

       (f) for the Total Social Impact Fund - .45% of the current value of net assets;

       (g)  for the Balanced Index Fund - .30% of current value of net assets;

       (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (i)  for the Everest Fund - .64% of the current value of net assets;

       (j)  for the Bond Fund - .47% of the current value of net assets;

       (k) for the Short-term Government Fund - .45% of the current value of net assets;

       (l) for the High Yield Bond Fund - .65% of the current value of net assets;

       (m) for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending
November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index, Lehman Aggregate Bond Index, and Money Market Funds.

WAIVERS - For the period ended September 30, 2002, the Adviser waived for the S&P 500 Index Fund $61,207, S&P MidCap 400 Index Fund $9,945, Russell 2000 Small Cap Index Fund $9,050, Nasdaq-100 Index Fund $4,353, EAFE International Index Fund $8,693, Total Social Impact Fund $1,814, Balanced Index Fund $11,393, Lehman Aggregate Bond Index Fund $7,381, and Money Market Fund $42,686, and the Adviser reimbursed fees for the S&P MidCap 400 Index Fund $43,957, Russell 2000 Small Cap Index Fund $83,941, Nasdaq-100 Index Fund $62,449, EAFE International Index Fund $72,821, Total Social Impact Fund $60,807, Balanced Index Fund $35,942, Lehman Aggregate Bond Index Fund $39,825, Short-term Government Fund $44,534, and Money Market Fund $100,765.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

OTHER - On July 9, 2001, Union Central Life purchased shares of the High Yield Bond Fund with the proceeds from redeeming shares in funds in the Summit Investment Trust (an affiliated series of mutual funds) with the same investment objectives. Union Central's shares in this Fund is held as general investments and also in its exempt separate accounts.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 - MULTIPLE CLASSES OF SHARES

On July 1, 2002, the Nasdaq-100, Total Social Impact, and Everest Funds began offering a second class of shares (Class F). The number of Class F shares authorized for each of these funds is 20,000,000 with a par value of $.10. As of September 30, 2002, the number of shares outstanding and the NAV for Nasdaq-100, Total Social Impact, and Everest Fund Class F were 354.11 at $11.17, 134.59 at $30.78, and 98.66 at $39.84, respectively.

The Class F shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors on March 1, 2002. The 12b-1 Plan provides that each Distribution Plan Class shall pay to the Company's Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan
Class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Distribution Plan Class. Since the fee is paid out of the assets or income of the Distribution Plan
Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. For the year ended September 30, 2002, all Class F shares purchased and outstanding were held by an affiliate of the advisor. Class F had no distributions of income or capital gains for the period ended September 30, 2002. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURES CONTRACTS AND FUND SECURITIES LOANED

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

As of September 30, 2002, the market value of the securities on loan and the collateral purchased with the cash received and held is as follows:

FUND                                      SECURITIES LOANED   COLLATERAL
----                                      -----------------  -------------
--------------------------------------------------------------------------
S&P 500 Index Fund                           $36,069,672       38,144,308
S&P MidCap 400 Index Fund                      2,882,561        3,032,863
Russell 2000 Small Cap Index Fund                696,991          778,779
Nasdaq-100 Index Fund                          1,984,771        2,142,846
Total Social Impact Fund                         957,672        1,009,968
Balanced Index Fund                            5,928,565        6,148,572
Lehman Aggregate Bond Index Fund               4,157,068        4,208,280
Everest Fund                                  13,765,655       14,461,753
Bond Fund                                     33,128,448       33,605,690
Short-term Government Fund                    13,353,732       13,535,000
High Yield Bond Fund                           4,572,534        4,754,451

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September 30, 2002, excluding short-term obligations, are as follows:

                                                    S&P       RUSSELL 2000
                                   S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                 INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 12,707,138   $  8,765,558   $  5,122,334   $  2,690,057
        U.S. Government
           Securities                     --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $ 12,707,138   $  8,765,558   $  5,122,334   $  2,690,057
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $  3,323,087   $  2,742,033   $  5,382,204   $    144,247
        U.S. Government
           Securities                     --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $  3,323,087   $  2,742,033   $  5,382,204   $    144,247
                                ============   ============   ============   ============

                                    EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                 INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                -------------  -------------  -------------  --------------
Total Cost of Purchases of:
        Common Stocks           $  4,122,284   $    374,142   $    541,815    $         --
        U.S. Government
           Securities                     --             --      2,217,291      11,114,142
        Corporate Bonds                   --             --      1,354,949       2,416,903
                                ------------   ------------   ------------    ------------
                                $  4,122,284   $    374,142   $  4,114,055    $ 13,531,045
                                ============   ============   ============    ============

Total Proceeds from Sales of:
        Common Stocks           $  3,685,922   $    143,210   $    609,652    $         --
        U.S. Government
           Securities                     --             --      4,249,240      10,026,029
        Corporate Bonds                   --             --        954,549       1,938,876
                                ------------   ------------   ------------    ------------
                                $  3,685,922   $    143,210   $  5,813,441    $ 11,964,905
                                ============   ============   ============    ============

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               SHORT-TERM
                                   EVEREST         BOND        GOVERNMENT     HIGH YIELD
                                    FUND           FUND           FUND         BOND FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 37,628,811   $         --   $         --   $  1,532,500
        U.S. Government
           Securities                     --     16,045,282     20,968,319             --
        Corporate Bonds                   --     33,545,528      1,883,811     30,720,914
                                ------------   ------------   ------------   ------------
                                $ 37,628,811   $ 49,590,810   $ 22,852,130   $ 32,253,414
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $ 41,172,779   $         --   $         --   $    532,500
        U.S. Government
           Securities                     --     18,741,296      8,286,341             --
        Corporate Bonds                   --     30,059,586      1,883,766     31,157,387
                                ------------   ------------   ------------   ------------
                                $ 41,172,779   $ 48,800,882   $ 10,170,107   $ 31,689,887
                                ============   ============   ============   ============

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    S&P 500 INDEX FUND                  S&P MIDCAP 400 INDEX FUND
                                                  PERIOD FROM                            PERIOD FROM
                               YEAR ENDED      APRIL 3, 2000(1)       YEAR ENDED      APRIL 3, 2000(1)
                             SEPTEMBER 30,     TO SEPTEMBER 30,     SEPTEMBER 30,     TO SEPTEMBER 30,
                           ------------------  -----------------  ------------------  -----------------
                             2002      2001          2000           2002      2001          2000
                           --------  --------  -----------------  --------  --------  -----------------
Net Assets Value,
  Beginning of period      $  34.90  $  48.00      $  50.00       $ 42.25   $ 53.55        $ 50.00
                           --------  --------      --------       -------   -------        -------
Investment Activities:
  Net investment income         .35       .40           .20           .24       .40            .25
  Net realized and
     unrealized
     gain/(loss)              (7.57)   (13.25)        (2.05)        (2.49)   (10.90)          3.45
                           --------  --------      --------       -------   -------        -------
Total from Investment
   Activities                 (7.22)   (12.85)        (1.85)        (2.25)   (10.50)          3.70
                           --------  --------      --------       -------   -------        -------
Distributions:
  Net investment income        (.23)     (.25)         (.15)         (.18)     (.35)          (.15)
  Return of capital              --        --            --            --        --             --
  Net realized gains             --        --            --            --      (.45)            --
                           --------  --------      --------       -------   -------        -------
Total Distributions            (.23)     (.25)         (.15)         (.18)     (.80)          (.15)
                           --------  --------      --------       -------   -------        -------
Net Asset Value, End of
  Period                   $  27.45  $  34.90      $  48.00       $ 39.82   $ 42.25        $ 53.55
                           ========  ========      ========       =======   =======        =======

Total Return                 (20.88%)   (26.88%)        (3.71%)     (5.41%)  (19.81%)         7.41%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)         0.49%     0.42%         0.40%(3)      0.60%     0.59%          0.59%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross          0.53%     0.43%         0.42%(3)      0.85%     0.80%          0.78%(3)

Ratio of Net Investment
   Income /
   (Loss) to Average Net
   Assets                      1.01%     0.87%         0.82%(3)      0.54%     0.90%          1.09%(3)

Portfolio Turnover Rate        2.52%     4.52%        17.82%(3)     15.62%    39.02%         96.90%(3)

Net Assets, End of Period
   (000's)                 $110,001  $129,931      $160,899       $19,202   $14,234        $24,015

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                RUSSELL 2000 SMALL CAP INDEX FUND                 NASDAQ-100 INDEX FUND
                                                       PERIOD FROM                               PERIOD FROM
                                 YEAR ENDED        DECEMBER 29, 1999(1)      YEAR ENDED      DECEMBER 29, 1999(1)
                               SEPTEMBER 30,         TO SEPTEMBER 30,      SEPTEMBER 30,       TO SEPTEMBER 30,
                           ----------------------  --------------------  ------------------  --------------------
                              2002        2001             2000            2002      2001            2000
                           ----------  ----------  --------------------  --------  --------  --------------------
Net Assets Value,
  Beginning of period        $ 41.80     $ 53.65          $ 50.00        $ 15.85   $ 49.55         $ 50.00
                             -------     -------          -------        -------   -------         -------
Investment Activities:
  Net investment income          .30         .45              .25             --       .05             .25
  Net realized and
     unrealized
     gain/(loss)               (4.37)     (11.85)            3.60          (4.67)   (33.55)           (.55)
                             -------     -------          -------        -------   -------         -------
Total from Investment
   Activities                  (4.07)     (11.40)            3.85          (4.67)   (33.50)           (.30)
                             -------     -------          -------        -------   -------         -------
Distributions:
  Net investment income         (.25)       (.40)            (.20)            --      (.15)           (.15)
  Return of capital               --          --               --             --      (.05)             --
  Net realized gains              --        (.05)              --             --        --              --
                             -------     -------          -------        -------   -------         -------
Total Distributions             (.25)       (.45)            (.20)            --      (.20)           (.15)
                             -------     -------          -------        -------   -------         -------
Net Asset Value, End of
  Period                     $ 37.48     $ 41.80          $ 53.65        $ 11.18   $ 15.85         $ 49.55
                             =======     =======          =======        =======   =======         =======

Total Return                   (9.88%)    (21.40%)           7.70%        (29.46%)  (67.85%)         (0.62%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)          0.75%       0.75%            0.75%(3)       0.65%     0.65%           0.61%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross           1.21%       1.17%            1.69%(3)       1.35%     1.14%           1.14%(3)

Ratio of Net Investment
   Income /
   (Loss) to Average Net
   Assets                       0.63%       0.97%            1.05%(3)      (0.17%)    0.10%           1.09%(3)

Portfolio Turnover Rate        28.12%      42.59%           67.92%(3)       1.94%    13.94%         113.32%(3)

Net Assets, End of Period
   (000's)                   $15,464     $17,761          $15,889        $ 6,430   $ 7,406         $13,093

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                              EAFE INTERNATIONAL INDEX FUND           TOTAL SOCIAL IMPACT FUND
                                               PERIOD FROM                          PERIOD FROM
                             YEAR ENDED    DECEMBER 28, 2000(1)   YEAR ENDED    DECEMBER 28, 2000(1)
                           SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,
                           --------------  --------------------  -------------  --------------------
                                2002               2001              2002               2001
                           --------------  --------------------  -------------  --------------------
Net Assets Value,
  Beginning of period          $ 36.90             $ 50.00          $ 38.95           $ 50.00
                               -------             -------          -------           -------
Investment Activities:
  Net investment income            .24                 .25              .28               .25
  Net realized and
     unrealized
     gain/(loss)                 (6.38)             (13.25)           (8.22)           (11.20)
                               -------             -------          -------           -------
Total from Investment
   Activities                    (6.14)             (13.00)           (7.94)           (10.95)
                               -------             -------          -------           -------
Distributions:
  Net investment income           (.15)               (.10)            (.21)             (.10)
  Return of capital                 --                  --               --                --
  Net realized gains                --                  --               --                --
                               -------             -------          -------           -------
Total Distributions               (.15)               (.10)            (.21)             (.10)
                               -------             -------          -------           -------
Net Asset Value, End of
  Period                       $ 30.61             $ 36.90          $ 30.80           $ 38.95
                               =======             =======          =======           =======

Total Return                    (16.73%)            (26.04%)         (20.55%)          (21.94%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)            1.25%               1.25%(3)         0.75%             0.75%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross             1.67%               1.55%(3)         2.29%             2.57%(3)

Ratio of Net Investment Income /
   (Loss) to Average Net Assets
                                  0.65%               0.77%(3)         0.72%             0.79%(3)

Portfolio Turnover Rate          20.12%               0.58%(3)         3.82%             0.62%(3)

Net Assets, End of Period
   (000's)                     $15,553             $17,911          $ 3,251           $ 3,921

                                   BALANCED INDEX FUND
                                                 PERIOD FROM
                               YEAR ENDED      APRIL 3, 2000(1)
                             SEPTEMBER 30,     TO SEPTEMBER 30,
                           ------------------  ----------------
                             2002      2001          2000
                           --------  --------  ----------------
Net Assets Value,
  Beginning of period      $ 41.90   $ 49.35       $ 50.00
                           -------   -------       -------
Investment Activities:
  Net investment income       1.23      1.35           .80
  Net realized and
     unrealized
     gain/(loss)             (5.55)    (7.35)         (.85)
                           -------   -------       -------
Total from Investment
   Activities                (4.32)    (6.00)         (.05)
                           -------   -------       -------
Distributions:
  Net investment income      (1.20)    (1.35)         (.60)
  Return of capital             --        --            --
  Net realized gains          (.13)     (.10)           --
                           -------   -------       -------
Total Distributions          (1.33)    (1.45)         (.60)
                           -------   -------       -------
Net Asset Value, End of
  Period                   $ 36.25   $ 41.90       $ 49.35
                           =======   =======       =======
Total Return                (10.72%)  (12.45%)       (0.12%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)        0.60%     0.60%         0.59%(3)
Ratio of Expenses to
   Average
   Net Assets - Gross         0.78%     0.60%         0.60%(3)
Ratio of Net Investment I
   (Loss) to Average Net
                              2.87%     2.92%         3.13%(3)
Portfolio Turnover Rate      16.89%    29.89%        30.16%(3)
Net Assets, End of Period
   (000's)                 $21,348   $27,078       $34,140

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                LEHMAN AGGREGATE BOND INDEX                     EVEREST FUND
                                                  PERIOD FROM                             PERIOD FROM
                               YEAR ENDED      APRIL 3, 2000(1)       YEAR ENDED      DECEMBER 29, 1999(1)
                             SEPTEMBER 30,     TO SEPTEMBER 30,     SEPTEMBER 30,       TO SEPTEMBER 30,
                           ------------------  -----------------  ------------------  --------------------
                             2002      2001          2000           2002      2001            2000
                           --------  --------  -----------------  --------  --------  --------------------
Net Assets Value,
  Beginning of period      $  53.90  $  51.10      $  50.00       $ 54.35   $ 51.30         $ 50.00
                           --------  --------      --------       -------   -------         -------
Investment Activities:
  Net investment income        2.81      3.15          1.55           .74       .95             .40
  Net realized and
     unrealized
     gain/(loss)                .63      2.80           .70        (11.12)     3.80            1.20
                           --------  --------      --------       -------   -------         -------
Total from Investment
   Activities                  3.44      5.95          2.25        (10.38)     4.75            1.60
                           --------  --------      --------       -------   -------         -------
Distributions:
  Net investment income       (2.89)    (3.10)        (1.15)         (.53)     (.70)           (.30)
  Return of capital              --        --            --            --        --              --
  Net realized gains          (1.12)     (.05)           --         (3.59)    (1.00)             --
                           --------  --------      --------       -------   -------         -------
Total Distributions           (4.01)    (3.15)        (1.15)        (4.12)    (1.70)           (.30)
                           --------  --------      --------       -------   -------         -------
Net Asset Value, End of
  Period                   $  53.33  $  53.90      $  51.10       $ 39.85   $ 54.35         $ 51.30
                           ========  ========      ========       =======   =======         =======

Total Return                   6.79%    12.06%         4.55%       (21.24%)    9.01%           3.21%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)         0.60%     0.59%         0.59%(3)      0.96%     0.78%           0.81%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross          0.88%     0.67%         0.81%(3)      0.96%     0.80%           0.85%(3)

Ratio of Net Investment
   Income /
   (Loss) to Average Net
   Assets                      5.31%     5.95%         6.29%(3)      1.33%     1.67%           1.51%(3)

Portfolio Turnover Rate       74.65%    63.26%        18.43%(3)     66.74%   105.91%         138.39%(3)

Net Assets, End of Period
   (000's)                 $ 16,964  $ 16,653      $ 16,290       $42,198   $57,497         $49,440

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                         BOND FUND                     SHORT-TERM GOVERNMENT FUND
                                                  PERIOD FROM                            PERIOD FROM
                               YEAR ENDED      APRIL 3, 2000(1)       YEAR ENDED      APRIL 3, 2000(1)
                             SEPTEMBER 30,     TO SEPTEMBER 30,     SEPTEMBER 30,     TO SEPTEMBER 30,
                           ------------------  -----------------  ------------------  -----------------
                             2002      2001          2000           2002      2001          2000
                           --------  --------  -----------------  --------  --------  -----------------
Net Assets Value,
  Beginning of period      $  51.45  $  50.20       $ 50.00       $ 53.10   $ 50.95        $ 50.00
                           --------  --------       -------       -------   -------        -------
Investment Activities:
  Net investment income        3.10      3.35          1.80          1.74      2.55           1.50
  Net realized and
     unrealized
     gain/(loss)               (.98)     1.40          (.30)         1.18      2.45            .55
                           --------  --------       -------       -------   -------        -------
Total from Investment
   Activities                  2.12      4.75          1.50          2.92      5.00           2.05
                           --------  --------       -------       -------   -------        -------
Distributions:
  Net investment income       (3.13)    (3.40)        (1.30)        (1.79)    (2.60)         (1.10)
  Return of capital              --        --            --            --        --             --
  Net realized gains           (.09)     (.10)           --          (.75)     (.25)            --
                           --------  --------       -------       -------   -------        -------
Total Distributions           (3.22)    (3.50)        (1.30)        (2.54)    (2.85)         (1.10)
                           --------  --------       -------       -------   -------        -------
Net Asset Value, End of
  Period                   $  50.35  $  51.45       $ 50.20       $ 53.48   $ 53.10        $ 50.95
                           ========  ========       =======       =======   =======        =======

Total Return                   4.29%     9.78%         3.04%         5.72%    10.11%          4.14%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)         0.71%     0.61%         0.64%(3)      0.73%     0.73%          0.73%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross          0.71%     0.62%         0.66%(3)      0.97%     0.91%          1.25%(3)

Ratio of Net Investment
   Income /
   (Loss) to Average Net
   Assets                      6.17%     6.72%         7.19%(3)      3.55%     5.08%          5.89%(3)

Portfolio Turnover Rate       51.52%    76.96%        80.03%(3)     64.75%    48.30%         99.38%(3)

Net Assets, End of Period
   (000's)                 $103,505  $102,056       $69,875       $25,646   $16,826        $10,199

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                HIGH YIELD BOND FUND                  MONEY MARKET FUND
                                             PERIOD FROM                           PERIOD FROM
                             YEAR ENDED    JULY 9, 2001(1)      YEAR ENDED      JUNE 28, 2000(1)
                           SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,     TO SEPTEMBER 30,
                           --------------  ---------------  ------------------  -----------------
                                2002            2001          2002      2001          2000
                           --------------  ---------------  --------  --------  -----------------
Net Assets Value,
  Beginning of period          $ 27.60         $ 30.30      $   1.00  $  1.00        $  1.00
                               -------         -------      --------  -------        -------
Investment Activities:
  Net investment income           2.39             .65           .02      .05            .02
  Net realized and
     unrealized
     gain/(loss)                 (3.98)          (3.15)           --       --             --
                               -------         -------      --------  -------        -------
Total from Investment
   Activities                    (1.59)          (2.50)          .02      .05            .02
                               -------         -------      --------  -------        -------
Distributions:
  Net investment income          (2.53)           (.20)         (.02)    (.05)          (.02)
  Return of capital                 --              --            --       --             --
  Net realized gains                --              --            --       --             --
                               -------         -------      --------  -------        -------
Total Distributions              (2.53)           (.20)         (.02)    (.05)          (.02)
                               -------         -------      --------  -------        -------
Net Asset Value, End of
  Period                       $ 23.48         $ 27.60      $   1.00  $  1.00        $  1.00
                               =======         =======      ========  =======        =======

Total Return                     (6.61%)         (8.31%)        1.64%    4.99%          1.64%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average
   Net Assets - Net(2)            1.22%           1.30%(3)      0.44%    0.43%          0.45%(3)

Ratio of Expenses to
   Average
   Net Assets - Gross             1.22%           1.30%(3)      0.60%    0.48%          0.54%(3)

Ratio of Net Investment
   Income /
   (Loss) to Average Net
   Assets                         8.86%           9.11%(3)      1.62%    4.78%          6.41%(3)

Portfolio Turnover Rate         185.02%         111.21%(3)        --       --             --

Net Assets, End of Period
   (000's)                     $16,420         $18,850      $120,401  $86,889        $64,489

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), comprising the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Money Market Fund, as of September 30, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Funds' custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with the accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 15, 2002

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              23
(Age 68)                                                                         Surgery, University of
                                                                                 Cincinnati

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 23
(76)                                                                             Partner, Ernst &
                                                                                 Whinney, Accountants

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           23
(51)                                                                             United Way and Community
                                                                                 Chest; prior thereto,
                                                                                 Vice President/ Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank; former Audit
                                                                                 Manager, Price Waterhouse

Jean Patrice               Director                   Director since 1986        Former Interim President,          23
Harrington, S.C                                                                  Cincinnati State
(80)                                                                             Technical and Community
                                                                                 College; Former Executive
                                                                                 Director, Cincinnati
                                                                                 Youth Collaborative;
                                                                                 President Emeritus
                                                                                 (formerly, President)
                                                                                 College of Mount St.
                                                                                 Joseph

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          23
(64)                                                                             Cincinnati Works Inc.
                                                                                 (Job Placement); prior
                                                                                 thereto, Chief Executive
                                                                                 Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    23
(45)                                                                             Shaffer & Williams LLP


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
George M. Callard, M.D.
(Age 68)

Theodore H. Emmerich       American Financial Group;
(76)                       former Director, Summit
                           Investment Trust (two
                           Portfolios)
Yvonne L. Gray
(51)

Jean Patrice
Harrington, S.C
(80)

David C. Phillips          Meridian
(64)                       Bioscience, Inc.

Mary W. Sullivan           Franklin Savings and Loan
(45)                       Co.

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           23
(82)                                                                             Central; former Chairman,
                                                                                 President and Chief
                                                                                 Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             23
(48)                       Chief Executive Officer                               Union Central; President
                                                                                 and Chief Executive
                                                                                 Officer, Adviser.

John F. Labmeier           Vice President and         Officer since 1990         Vice President, Associate          NA
1876 Waycross Rd.          Secretary                                             General Counsel and
Cincinnati, OH 45240                                                             Assistant Secretary,
(53)                                                                             Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon
                                                                                 Investments, Inc.;
                                                                                 Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
(45)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Rd.                                                                Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(51)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
Harry Rossi*               Carillon
(82)                       Investments, Inc.
Steven R. Sutermeister*    Carillon
(48)                       Investments, Inc.;
                           Summit Investment
                           Partners, Inc.
John F. Labmeier           NA
1876 Waycross Rd.
Cincinnati, OH 45240
(53)
Thomas G. Knipper          NA
(45)
John M. Lucas              NA
1876 Waycross Rd.
Cincinnati, OH 45240
(51)

------------

(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Portfolio
     S&P MidCap 400 Index Portfolio
     Russell 2000 Small Cap Index Portfolio
     Nasdaq-100 Index Portfolio

     BALANCED INDEX ACCOUNT
     Balanced Index Portfolio

     MANAGED ACCOUNTS
     Zenith Portfolio
     Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Fund
     S&P MidCap 400 Index Fund
     Russell 2000 Small Cap Index Fund
     Nasdaq-100 Index Fund
     EAFE International Index Fund
     Total Social Impact Fund

     FIXED INCOME & BALANCED INDEX ACCOUNTS
     Balanced Index Fund
     Lehman Aggregate Bond Index Fund

     MANAGED ACCOUNTS
     Everest Fund
     Bond Fund
     Short-term Government Fund
     High Yield Bond Fund

     STABLE VALUE ACCOUNT
     Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  573APEX  8/02                          [SUMMIT MUTUAL FUNDS LOGO]